UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8326

MFS VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report

June 30, 2019

MFS® Global Equity Series

MFS® Variable Insurance Trust

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the insurance company that offers your contract may determine that it will no longer send you paper copies of the fund’s annual and semiannual shareholder reports unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site (insurancefunds.mfs.com or other Web site of which you will be notified), and the insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company or financial intermediary.

If you already elected to receive shareholder reports by email, you will not be affected by this change and you need not take any action. If your insurance company or financial intermediary offers electronic delivery, you may elect to receive shareholder reports and other communications from the insurance company or financial intermediary by email by following the instructions provided by the insurance company or financial intermediary.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge from the insurance company or financial intermediary. You can inform the insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your insurance company or financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your insurance company or financial intermediary.

VGE-SEM

MFS® Global Equity Series

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Equity Series

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Slowing global growth, low inflation, and increasing trade friction between the United States and China have been hallmarks of the past 12 months. After experiencing an uptick in market volatility in late 2018, markets steadied during the first half of 2019, thanks in large measure to the adoption of a dovish policy stance on the part of global central banks, who have largely abandoned efforts to normalize interest rates and have instead focused on supporting economic growth. Trade tensions remain high as the U.S. has ratcheted up tariffs on Chinese imports and China has retaliated. A truce of sorts was reached midyear, but significant challenges continue to confront negotiators, and it is not known whether a comprehensive agreement can be reached.

With Boris Johnson replacing Theresa May as Britain’s prime minister, uncertainty over Brexit remains high. Johnson has adopted a more combative stance than his predecessor toward the European Union, increasing concerns that there will be a “hard” Brexit.

Markets expect that the longest economic expansion in U.S. history will continue for the time being, albeit at a slower pace. Nevertheless, slower growth and low inflation have spurred the U.S. Federal Reserve to take a more accommodative policy stance, prompting investors to anticipate several interest rate cuts in the coming year. The European Central Bank has adopted a similar position. The more accommodative environment has helped fuel a continued rise in global equities and has been broadly supportive of risk assets.

Since launching the first U.S. open-end mutual fund in 1924, MFS® has been committed to a single purpose: to create value by allocating capital responsibly for clients. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to uncover what we believe are the best investment opportunities in the market.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Global Equity Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Thermo Fisher Scientific, Inc.	3.3%
Visa, Inc., “A”	3.2%
Medtronic PLC	3.0%
Comcast Corp., “A”	2.9%
Nestle S.A.	2.8%
LVMH Moet Hennessy Louis Vuitton SE	2.7%
Accenture PLC, “A”	2.6%
Honeywell International, Inc.	2.5%
Schneider Electric S.A.	2.3%
Walt Disney Co.	2.3%

GICS equity sectors (g)
Health Care	19.9%
Industrials	18.9%
Consumer Staples	16.7%
Information Technology	13.1%
Consumer Discretionary	9.2%
Financials	9.1%
Communication Services	6.8%
Materials	5.8%
Energy	0.5%

Issuer country weightings (x)
United States	55.1%
France	11.3%
Switzerland	7.5%
United Kingdom	7.4%
Germany	4.1%
Japan	2.9%
Netherlands	2.3%
Sweden	2.3%
Canada	1.9%
Other Countries	5.2%

Currency exposure weightings (y)
United States Dollar	56.5%
Euro	21.0%
Swiss Franc	7.5%
British Pound Sterling	7.4%
Japanese Yen	2.9%
Swedish Krona	2.3%
South Korean Won	0.8%
Danish Krone	0.7%
Brazilian Real	0.3%
Other Currencies	0.6%

(g)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2019.

The portfolio is actively managed and current holdings may be different.

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MFS Global Equity Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2019 through June 30, 2019

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2019 through June 30, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/19	Ending Account Value 6/30/19	Expenses Paid During Period (p) 1/01/19-6/30/19
Initial Class	Actual	0.97%	$1,000.00	$1,210.95	$5.32
	Hypothetical (h)	0.97%	$1,000.00	$1,019.98	$4.86
Service Class	Actual	1.22%	$1,000.00	$1,209.09	$6.68
	Hypothetical (h)	1.22%	$1,000.00	$1,018.74	$6.11

(h)	5% class return per year before expenses.

(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Notes to Expense Table

Changes to the fund’s fee arrangements will occur during the fund’s current fiscal year. Had these fee changes been in effect during the six month period, the annualized expense ratios, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 0.92%, $5.04, and $4.61 for Initial Class and 1.17%, $6.41, and $5.86 for Service Class, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

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MFS Global Equity Series

PORTFOLIO OF INVESTMENTS – 6/30/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 100.0%
Aerospace – 4.3%
Honeywell International, Inc.	8,469	$1,478,603
MTU Aero Engines Holding AG	1,735	413,316
United Technologies Corp.	4,479	583,166

		$2,475,085

Airlines – 1.3%
Aena S.A.	3,772	$747,597

Alcoholic Beverages – 6.0%
Ambev S.A.	41,468	$193,196
Carlsberg A.S., “B”	2,888	382,858
Diageo PLC	30,125	1,294,624
Heineken N.V.	5,067	565,452
Pernod Ricard S.A.	5,704	1,051,060

		$3,487,190

Apparel Manufacturers – 4.2%
Burberry Group PLC	11,970	$283,048
Compagnie Financiere Richemont S.A.	7,077	600,552
LVMH Moet Hennessy Louis Vuitton SE	3,665	1,559,885

		$2,443,485

Automotive – 0.8%
Aptiv PLC	3,433	$277,489
Harley-Davidson, Inc.	4,637	166,144

		$443,633

Broadcasting – 3.8%
Omnicom Group, Inc.	3,534	$289,611
Walt Disney Co.	9,495	1,325,882
WPP PLC	48,745	612,970

		$2,228,463

Brokerage & Asset Managers – 0.9%
Deutsche Boerse AG	1,722	$243,586
TD Ameritrade Holding Corp.	5,605	279,802

		$523,388

Business Services – 7.4%
Accenture PLC, “A”	8,289	$1,531,559
Adecco S.A.	4,920	295,643
Brenntag AG	6,054	298,146
Cognizant Technology Solutions Corp., “A”	9,403	596,056
Compass Group PLC	26,236	628,718
Equifax, Inc.	4,016	543,124
PayPal Holdings, Inc. (a)	3,824	437,695

		$4,330,941

Cable TV – 2.9%
Comcast Corp., “A”	40,482	$1,711,579

Chemicals – 2.6%
3M Co.	4,722	$818,511
PPG Industries, Inc.	6,015	702,011

		$1,520,522

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Computer Software – 2.8%
Check Point Software Technologies Ltd. (a)	6,028	$696,897
Oracle Corp.	15,966	909,583

		$1,606,480

Consumer Products – 5.4%
Colgate-Palmolive Co.	9,199	$659,292
Essity AB	42,807	1,315,628
Reckitt Benckiser Group PLC	14,704	1,160,361

		$3,135,281

Electrical Equipment – 3.9%
Amphenol Corp., “A”	3,284	$315,067
Legrand S.A.	8,196	599,255
Resideo Technologies, Inc. (a)	1,463	32,069
Schneider Electric S.A.	14,848	1,346,641

		$2,293,032

Electronics – 1.9%
Hoya Corp.	5,500	$421,064
Microchip Technology, Inc.	2,686	232,876
Samsung Electronics Co. Ltd.	11,031	449,017

		$1,102,957

Food & Beverages – 5.3%
Danone S.A.	12,363	$1,047,319
Kellogg Co.	7,724	413,774
Nestle S.A.	15,647	1,619,838

		$3,080,931

Gaming & Lodging – 0.9%
Marriott International, Inc., “A”	2,248	$315,372
Sands China Ltd.	20,000	95,626
Wynn Resorts Ltd.	861	106,755

		$517,753

Insurance – 1.2%
Aon PLC	3,649	$704,184

Internet – 0.9%
eBay, Inc.	12,937	$511,011

Machinery & Tools – 1.3%
Kubota Corp.	46,000	$764,996

Major Banks – 4.7%
Bank of New York Mellon Corp.	16,902	$746,223
Erste Group Bank AG	5,375	199,493
Goldman Sachs Group, Inc.	2,962	606,025
State Street Corp.	11,945	669,637
UBS AG	41,544	493,660

		$2,715,038

Medical Equipment – 15.1%
Abbott Laboratories	10,968	$922,409
Cooper Cos., Inc.	2,217	746,885
EssilorLuxottica	1,683	219,602

4

MFS Global Equity Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Medical Equipment – continued
Medtronic PLC	17,786	$1,732,178
Olympus Corp.	46,700	518,047
Sonova Holding AG	594	134,961
Stryker Corp.	5,562	1,143,436
Thermo Fisher Scientific, Inc.	6,536	1,919,492
Waters Corp. (a)	2,463	530,136
Zimmer Biomet Holdings, Inc.	7,962	937,446

		$8,804,592

Network & Telecom – 1.0%
Cisco Systems, Inc.	10,176	$556,932

Oil Services – 0.6%
National Oilwell Varco, Inc.	4,027	$89,520
NOW, Inc. (a)	2,392	35,306
Schlumberger Ltd.	5,813	231,009

		$355,835

Other Banks & Diversified Financials – 5.5%
American Express Co.	6,606	$815,445
Grupo Financiero Banorte S.A. de C.V.	27,671	160,544
Julius Baer Group Ltd.	5,334	237,467
Kasikornbank Co. Ltd.	18,900	116,786
Visa, Inc., “A”	10,803	1,874,861

		$3,205,103

Pharmaceuticals – 4.5%
Bayer AG	14,330	$992,996
Johnson & Johnson	1,605	223,544
Merck KGaA	3,922	410,115
Roche Holding AG	3,440	967,830

		$2,594,485

Railroad & Shipping – 3.8%
Canadian National Railway Co.	11,933	$1,103,564
Kansas City Southern Co.	9,168	1,116,846

		$2,220,410

Restaurants – 0.6%
Whitbread PLC	5,700	$335,080

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Specialty Chemicals – 4.6%
Akzo Nobel N.V.	8,312	$781,078
L’Air Liquide S.A.	4,283	599,278
Linde PLC	1,449	290,959
Linde PLC	4,895	983,253

		$2,654,568

Specialty Stores – 0.4%
Hermes International	188	$135,576
Sally Beauty Holdings, Inc. (a)	7,303	97,422

		$232,998

Trucking – 1.4%
United Parcel Service, Inc., “B”	8,129	$839,482

Total Common Stocks (Identified Cost, $31,386,857)		$58,143,031

INVESTMENT COMPANIES (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 2.42% (v) (Identified Cost, $456,714)	456,705	$456,751

OTHER ASSETS, LESS LIABILITIES – (0.8)%		(440,841)

NET ASSETS – 100.0%		$58,158,941

(a)	Non-income producing security.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $456,751 and $58,143,031, respectively.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

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MFS Global Equity Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/19

Assets
Investments in unaffiliated issuers, at value (identified cost, $31,386,857)	$58,143,031
Investments in affiliated issuers, at value (identified cost, $456,714)	456,751
Cash	4,163
Receivables for
Investments sold	56,641
Fund shares sold	15,023
Dividends	156,956
Receivable from investment adviser	3,638
Other assets	231
Total assets	$58,836,434

Liabilities
Payables for
Investments purchased	$90,683
Fund shares reacquired	528,788
Payable to affiliates
Administrative services fee	204
Shareholder servicing costs	159
Distribution and/or service fees	247
Payable for independent Trustees’ compensation	11
Deferred country tax expense payable	1,893
Accrued expenses and other liabilities	55,508
Total liabilities	$677,493
Net assets	$58,158,941

Net assets consist of
Paid-in capital	$26,304,416
Total distributable earnings (loss)	31,854,525
Net assets	$58,158,941
Shares of beneficial interest outstanding	2,555,335

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$49,371,342	2,166,593	$22.79
Service Class	8,787,599	388,742	22.61

See Notes to Financial Statements

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MFS Global Equity Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/19

Net investment income (loss)
Income
Dividends	$855,377
Dividends from affiliated issuers	4,658
Other	20
Foreign taxes withheld	(60,368)
Total investment income	$799,687
Expenses
Management fee	$247,011
Distribution and/or service fees	10,274
Shareholder servicing costs	3,452
Administrative services fee	9,039
Independent Trustees’ compensation	1,731
Custodian fee	11,341
Shareholder communications	5,232
Audit and tax fees	28,828
Legal fees	346
Miscellaneous	12,069
Total expenses	$329,323
Reduction of expenses by investment adviser	(52,232)
Net expenses	$277,091
Net investment income (loss)	$522,596

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $117 country tax)	$907,171
Affiliated issuers	46
Foreign currency	(4,821)
Net realized gain (loss)	$902,396
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $410 increase in deferred country tax)	$8,973,899
Affiliated issuers	37
Translation of assets and liabilities in foreign currencies	819
Net unrealized gain (loss)	$8,974,755
Net realized and unrealized gain (loss)	$9,877,151
Change in net assets from operations	$10,399,747

See Notes to Financial Statements

7

MFS Global Equity Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/19	Year ended 12/31/18
	(unaudited)
Change in net assets

From operations
Net investment income (loss)	$522,596	$613,901
Net realized gain (loss)	902,396	3,443,173
Net unrealized gain (loss)	8,974,755	(9,540,418)
Change in net assets from operations	$10,399,747	$(5,483,344)
Total distributions to shareholders	$—	$(3,119,040)
Change in net assets from fund share transactions	$(4,599,018)	$(2,050,773)
Total change in net assets	$5,800,729	$(10,653,157)

Net assets
At beginning of period	52,358,212	63,011,369
At end of period	$58,158,941	$52,358,212

See Notes to Financial Statements

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MFS Global Equity Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/19		Year ended
			12/31/18	12/31/17	12/31/16	12/31/15	12/31/14

	(unaudited)

Net asset value, beginning of period	$18.82		$22.00	$18.59	$18.39	$19.59	$19.18

Income (loss) from investment operations
Net investment income (loss) (d)	$0.20		$0.23	$0.20	$0.17	$0.18	$0.20
Net realized and unrealized gain (loss)	3.77		(2.23)	4.20	1.20	(0.49)	0.54
Total from investment operations	$3.97		$(2.00)	$4.40	$1.37	$(0.31)	$0.74

Less distributions declared to shareholders
From net investment income	$—		$(0.21)	$(0.18)	$(0.18)	$(0.21)	$(0.14)
From net realized gain	—		(0.97)	(0.81)	(0.99)	(0.68)	(0.19)
Total distributions declared to shareholders	$—		$(1.18)	$(0.99)	$(1.17)	$(0.89)	$(0.33)
Net asset value, end of period (x)	$22.79		$18.82	$22.00	$18.59	$18.39	$19.59
Total return (%) (k)(r)(s)(x)	21.09	(n)	(9.74)	24.07	7.35	(1.41)	3.87

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.16	(a)	1.13	1.16	1.19	1.26	1.28
Expenses after expense reductions (f)	0.97	(a)	0.97	0.97	0.99	1.00	1.09
Net investment income (loss)	1.94	(a)	1.07	0.95	0.93	0.91	1.06
Portfolio turnover	5	(n)	15	11	13	12	15
Net assets at end of period (000 omitted)	$49,371		$45,219	$52,850	$44,756	$45,946	$51,635

Service Class	Six months ended 6/30/19		Year ended
			12/31/18	12/31/17	12/31/16	12/31/15	12/31/14

	(unaudited)

Net asset value, beginning of period	$18.70		$21.86	$18.49	$18.30	$19.50	$19.10

Income (loss) from investment operations
Net investment income (loss) (d)	$0.18		$0.18	$0.14	$0.13	$0.13	$0.15
Net realized and unrealized gain (loss)	3.73		(2.21)	4.18	1.18	(0.48)	0.54
Total from investment operations	$3.91		$(2.03)	$4.32	$1.31	$(0.35)	$0.69

Less distributions declared to shareholders
From net investment income	$—		$(0.16)	$(0.14)	$(0.13)	$(0.17)	$(0.10)
From net realized gain	—		(0.97)	(0.81)	(0.99)	(0.68)	(0.19)
Total distributions declared to shareholders	$—		$(1.13)	$(0.95)	$(1.12)	$(0.85)	$(0.29)
Net asset value, end of period (x)	$22.61		$18.70	$21.86	$18.49	$18.30	$19.50
Total return (%) (k)(r)(s)(x)	20.91	(n)	(9.92)	23.75	7.06	(1.67)	3.63

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.41	(a)	1.38	1.42	1.44	1.51	1.53
Expenses after expense reductions (f)	1.22	(a)	1.22	1.22	1.24	1.25	1.34
Net investment income (loss)	1.71	(a)	0.86	0.68	0.70	0.67	0.80
Portfolio turnover	5	(n)	15	11	13	12	15
Net assets at end of period (000 omitted)	$8,788		$7,139	$10,162	$7,033	$6,893	$6,533

See Notes to Financial Statements

9

MFS Global Equity Series

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS Global Equity Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Global Equity Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset

11

MFS Global Equity Series

Notes to Financial Statements (unaudited) – continued

value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$58,143,031	$—	$—	$58,143,031
Mutual Funds	456,751	—	—	456,751
Total	$58,599,782	$—	$—	$58,599,782

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

12

MFS Global Equity Series

Notes to Financial Statements (unaudited) – continued

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/18
Ordinary income (including any short-term capital gains)	$692,013
Long-term capital gains	2,427,027
Total distributions	$3,119,040

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/19

Cost of investments	$32,313,765
Gross appreciation	26,912,919
Gross depreciation	(626,902)
Net unrealized appreciation (depreciation)	$26,286,017

As of 12/31/18

Undistributed ordinary income	710,888
Undistributed long-term capital gain	3,433,744
Other temporary differences	(42)
Net unrealized appreciation (depreciation)	17,310,188

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain

	Six months ended 6/30/19	Year ended 12/31/18	Six months ended 6/30/19	Year ended 12/31/18
Initial Class	$—	$467,135	$—	$2,182,087
Service Class	—	64,876	—	404,942
Total	$—	$532,011	$—	$2,587,029

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.90%
In excess of $1 billion and up to $2.5 billion	0.75%
In excess of $2.5 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2019, this management fee reduction amounted to $2,647, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2019 was equivalent to an annual effective rate of 0.89% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.97% of average daily net assets for the Initial Class shares and 1.22% of average daily net assets for the Service Class shares. This written agreement will terminate on July 31, 2019. For the six months ended June 30, 2019, this reduction amounted to $49,585, which is included in the reduction of total expenses in the Statement of Operations. Effective August 1, 2019, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.92% of average daily net assets for the Initial Class shares and 1.17% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2021.

13

MFS Global Equity Series

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2019, the fee was $3,277, which equated to 0.0119% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2019, these costs amounted to $175.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2019 was equivalent to an annual effective rate of 0.0329% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) had entered into a service agreement (the ISO Agreement) which provided for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino served as the ISO and was an officer of the funds and the sole member of Tarantino LLC. Effective June 30, 2019, Mr. Tarantino retired from his position as ISO for the funds, and the ISO Agreement was terminated. For the six months ended June 30, 2019, the fee paid by the fund under this agreement was $65 and is included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2019, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $1,342 and $4,146, respectively. The sales transactions resulted in net realized gains (losses) of $278.

(4)	Portfolio Securities

For the six months ended June 30, 2019, purchases and sales of investments, other than short-term obligations, aggregated $2,493,717 and $6,218,873, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/19		Year ended 12/31/18

	Shares	Amount	Shares	Amount
Shares sold
Initial Class	146,945	$3,127,436	317,099	$6,565,809
Service Class	74,801	1,584,895	91,085	1,943,172
	221,746	$4,712,331	408,184	$8,508,981

Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	123,334	$2,649,222
Service Class	—	—	22,006	469,818
	—	$—	145,340	$3,119,040

14

MFS Global Equity Series

Notes to Financial Statements (unaudited) – continued

	Six months ended 6/30/19		Year ended 12/31/18

	Shares	Amount	Shares	Amount
Shares reacquired
Initial Class	(382,499)	$(7,857,125)	(440,375)	$(9,499,130)
Service Class	(67,901)	(1,454,224)	(196,025)	(4,179,664)
	(450,400)	$(9,311,349)	(636,400)	$(13,678,794)

Net change
Initial Class	(235,554)	$(4,729,689)	58	$(284,099)
Service Class	6,900	130,671	(82,934)	(1,766,674)
	(228,654)	$(4,599,018)	(82,876)	$(2,050,773)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2019, the fund’s commitment fee and interest expense were $163 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$373,176	$5,642,421	$5,558,929	$46	$37	$456,751

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$4,658	$—

15

MFS Global Equity Series

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/vit1 by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/vit1 by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

16

Semiannual Report

June 30, 2019

MFS® Growth Series

MFS® Variable Insurance Trust

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the insurance company that offers your contract may determine that it will no longer send you paper copies of the fund’s annual and semiannual shareholder reports unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site (insurancefunds.mfs.com or other Web site of which you will be notified), and the insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company or financial intermediary.

If you already elected to receive shareholder reports by email, you will not be affected by this change and you need not take any action. If your insurance company or financial intermediary offers electronic delivery, you may elect to receive shareholder reports and other communications from the insurance company or financial intermediary by email by following the instructions provided by the insurance company or financial intermediary.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge from the insurance company or financial intermediary. You can inform the insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your insurance company or financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your insurance company or financial intermediary.

VEG-SEM

MFS® Growth Series

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Growth Series

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Slowing global growth, low inflation, and increasing trade friction between the United States and China have been hallmarks of the past 12 months. After experiencing an uptick in market volatility in late 2018, markets steadied during the first half of 2019, thanks in large measure to the adoption of a dovish policy stance on the part of global central banks, who have largely abandoned efforts to normalize interest rates and have instead focused on supporting economic growth. Trade tensions remain high as the U.S. has ratcheted up tariffs on Chinese imports and China has retaliated. A truce of sorts was reached midyear, but significant challenges continue to confront negotiators, and it is not known whether a comprehensive agreement can be reached.

With Boris Johnson replacing Theresa May as Britain’s prime minister, uncertainty over Brexit remains high. Johnson has adopted a more combative stance than his predecessor toward the European Union, increasing concerns that there will be a “hard” Brexit.

Markets expect that the longest economic expansion in U.S. history will continue for the time being, albeit at a slower pace. Nevertheless, slower growth and low inflation have spurred the U.S. Federal Reserve to take a more accommodative policy stance, prompting investors to anticipate several interest rate cuts in the coming year. The European Central Bank has adopted a similar position. The more accommodative environment has helped fuel a continued rise in global equities and has been broadly supportive of risk assets.

Since launching the first U.S. open-end mutual fund in 1924, MFS® has been committed to a single purpose: to create value by allocating capital responsibly for clients. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to uncover what we believe are the best investment opportunities in the market.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Growth Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Microsoft Corp.	7.3%
Amazon.com, Inc.	6.2%
Visa, Inc., “A”	5.0%
Adobe Systems, Inc.	4.4%
MasterCard, Inc., “A”	4.2%
Alphabet, Inc., “A”	3.5%
Facebook, Inc., “A”	2.8%
Thermo Fisher Scientific, Inc.	2.8%
Danaher Corp.	2.2%
Fiserv, Inc.	2.2%

GICS equity sectors (g)
Information Technology	37.2%
Health Care	14.2%
Communication Services	13.6%
Consumer Discretionary	12.9%
Industrials	7.7%
Consumer Staples	4.2%
Financials	3.9%
Materials	2.9%
Real Estate	1.8%
Energy	0.4%

(g)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2019.

The portfolio is actively managed and current holdings may be different.

2

MFS Growth Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2019 through June 30, 2019

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2019 through June 30, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/19	Ending Account Value 6/30/19	Expenses Paid During Period (p) 1/01/19-6/30/19
Initial Class	Actual	0.74%	$1,000.00	$1,258.03	$4.14
	Hypothetical (h)	0.74%	$1,000.00	$1,021.12	$3.71
Service Class	Actual	0.99%	$1,000.00	$1,256.52	$5.54
	Hypothetical (h)	0.99%	$1,000.00	$1,019.89	$4.96

(h)	5% class return per year before expenses.

(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS Growth Series

PORTFOLIO OF INVESTMENTS – 6/30/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 98.8%
Aerospace – 0.2%
FLIR Systems, Inc.	66,848	$3,616,477

Alcoholic Beverages – 1.0%
Constellation Brands, Inc., “A”	71,406	$14,062,698
Pernod Ricard S.A.	23,704	4,367,867

		$18,430,565

Apparel Manufacturers – 1.2%
NIKE, Inc., “B”	258,024	$21,661,115

Biotechnology – 1.6%
Illumina, Inc. (a)	25,165	$9,264,495
Vertex Pharmaceuticals, Inc. (a)	100,190	18,372,842

		$27,637,337

Broadcasting – 2.2%
Netflix, Inc. (a)	105,494	$38,750,056

Brokerage & Asset Managers – 1.0%
Charles Schwab Corp.	90,765	$3,647,845
Intercontinental Exchange, Inc.	171,885	14,771,797

		$18,419,642

Business Services – 12.5%
CoStar Group, Inc. (a)	5,638	$3,123,790
Fidelity National Information Services, Inc.	155,930	19,129,492
Fiserv, Inc. (a)	433,179	39,488,598
FleetCor Technologies, Inc. (a)	70,355	19,759,202
Global Payments, Inc.	170,580	27,314,975
MSCI, Inc.	94,786	22,633,949
PayPal Holdings, Inc. (a)	205,508	23,522,446
Total System Services, Inc.	84,699	10,864,341
TransUnion	140,073	10,296,766
Verisk Analytics, Inc., “A”	207,689	30,418,131
Worldpay, Inc. (a)	133,655	16,379,420

		$222,931,110

Cable TV – 1.6%
Charter Communications, Inc., “A” (a)	39,915	$15,773,610
Comcast Corp., “A”	299,216	12,650,852

		$28,424,462

Computer Software – 15.9%
Adobe Systems, Inc. (a)	267,469	$78,809,741
Intuit, Inc.	126,235	32,988,993
Microsoft Corp.	968,218	129,702,483
PTC, Inc. (a)	42,652	3,828,443
Salesforce.com, Inc. (a)	249,293	37,825,227

		$283,154,887

Computer Software – Systems – 1.7%
Apple, Inc.	127,924	$25,318,718
Square, Inc., “A” (a)	78,645	5,704,122

		$31,022,840

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Construction – 2.9%
Sherwin-Williams Co.	58,226	$26,684,393
Vulcan Materials Co.	176,503	24,235,627

		$50,920,020

Consumer Products – 1.9%
Colgate-Palmolive Co.	284,673	$20,402,514
Estee Lauder Cos., Inc., “A”	77,243	14,143,966

		$34,546,480

Consumer Services – 0.2%
Booking Holdings, Inc. (a)	1,455	$2,727,703

Electrical Equipment – 2.4%
AMETEK, Inc.	174,790	$15,877,924
Amphenol Corp., “A”	168,607	16,176,156
Fortive Corp.	138,743	11,310,329

		$43,364,409

Electronics – 0.5%
Analog Devices, Inc.	84,243	$9,508,507

Energy – Independent – 0.4%
Pioneer Natural Resources Co.	45,005	$6,924,469

Food & Beverages – 0.2%
Monster Worldwide, Inc. (a)	52,780	$3,368,947

Gaming & Lodging – 1.5%
Hilton Worldwide Holdings, Inc.	86,838	$8,487,546
Marriott International, Inc., “A”	109,382	15,345,201
Wynn Resorts Ltd.	25,966	3,219,524

		$27,052,271

General Merchandise – 1.1%
Dollar General Corp.	69,890	$9,446,332
Dollar Tree, Inc. (a)	100,558	10,798,924

		$20,245,256

Insurance – 1.6%
Aon PLC	150,764	$29,094,437

Internet – 8.4%
Alibaba Group Holding Ltd., ADR (a)	36,559	$6,194,923
Alphabet, Inc., “A” (a)	57,946	62,743,929
Alphabet, Inc., “C” (a)	25,496	27,558,881
Facebook, Inc., “A” (a)	260,406	50,258,358
Spotify Technology S.A. (a)	23,407	3,422,571

		$150,178,662

Leisure & Toys – 1.8%
Electronic Arts, Inc. (a)	209,787	$21,243,032
Take-Two Interactive Software, Inc. (a)	96,995	11,011,842

		$32,254,874

Machinery & Tools – 1.4%
Roper Technologies, Inc.	68,300	$25,015,558

4

MFS Growth Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Medical Equipment – 10.2%
Abbott Laboratories	255,186	$21,461,143
Boston Scientific Corp. (a)	458,583	19,709,897
Danaher Corp.	278,822	39,849,240
Edwards Lifesciences Corp. (a)	65,889	12,172,334
Medtronic PLC	285,841	27,838,055
Stryker Corp.	56,294	11,572,921
Thermo Fisher Scientific, Inc.	169,034	49,641,905

		$182,245,495

Other Banks & Diversified Financials – 9.2%
Mastercard, Inc., “A”	280,196	$74,120,248
Visa, Inc., “A”	512,668	88,973,531

		$163,093,779

Pharmaceuticals – 2.5%
Elanco Animal Health, Inc. (a)	101,155	$3,419,039
Eli Lilly & Co.	81,980	9,082,564
Zoetis, Inc.	275,719	31,291,350

		$43,792,953

Printing & Publishing – 0.2%
IHS Markit Ltd. (a)	60,459	$3,852,448

Railroad & Shipping – 2.1%
Canadian Pacific Railway Ltd.	71,883	$16,909,757
Union Pacific Corp.	117,859	19,931,135

		$36,840,892

Restaurants – 1.0%
Chipotle Mexican Grill, Inc., “A” (a)	11,226	$8,227,311
Starbucks Corp.	113,081	9,479,580

		$17,706,891

Specialty Stores – 8.3%
Amazon.com, Inc. (a)	58,175	$110,161,925
Costco Wholesale Corp.	54,670	14,447,094
Lululemon Athletica, Inc. (a)	33,375	6,014,509
Ross Stores, Inc.	179,263	17,768,549

		$148,392,077

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Telecommunications – Wireless – 1.8%
American Tower Corp., REIT	153,180	$31,317,651

Tobacco – 0.3%
Philip Morris International, Inc.	57,071	$4,481,786

Total Common Stocks (Identified Cost, $739,219,583)		$1,760,974,056

INVESTMENT COMPANIES (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 2.42% (v) (Identified Cost, $25,636,585)	25,637,090	$25,639,653

OTHER ASSETS, LESS LIABILITIES – (0.2)%		(3,352,754)

NET ASSETS – 100.0%		$1,783,260,955

(a)	Non-income producing security.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $25,639,653 and $1,760,974,056, respectively.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

See Notes to Financial Statements

5

MFS Growth Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/19

Assets
Investments in unaffiliated issuers, at value (identified cost, $739,219,583)	$1,760,974,056
Investments in affiliated issuers, at value (identified cost, $25,636,585)	25,639,653
Receivables for
Fund shares sold	1,168,593
Dividends	492,246
Other assets	3,045
Total assets	$1,788,277,593

Liabilities
Payables for
Fund shares reacquired	$4,648,074
Payable to affiliates
Investment adviser	145,854
Administrative services fee	2,703
Shareholder servicing costs	1,324
Distribution and/or service fees	9,729
Payable for independent Trustees’ compensation	13
Accrued expenses and other liabilities	208,941
Total liabilities	$5,016,638
Net assets	$1,783,260,955

Net assets consist of
Paid-in capital	$547,227,772
Total distributable earnings (loss)	1,236,033,183
Net assets	$1,783,260,955
Shares of beneficial interest outstanding	30,394,015

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$1,425,161,843	24,097,070	$59.14
Service Class	358,099,112	6,296,945	56.87

See Notes to Financial Statements

6

MFS Growth Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/19

Net investment income (loss)
Income
Dividends	$5,587,014
Dividends from affiliated issuers	199,905
Other	13,531
Income on securities loaned	9,761
Foreign taxes withheld	(12,244)
Total investment income	$5,797,967
Expenses
Management fee	$5,979,882
Distribution and/or service fees	412,759
Shareholder servicing costs	20,165
Administrative services fee	123,153
Independent Trustees’ compensation	20,903
Custodian fee	41,314
Shareholder communications	50,053
Audit and tax fees	29,820
Legal fees	7,373
Miscellaneous	27,598
Total expenses	$6,713,020
Reduction of expenses by investment adviser	(81,320)
Net expenses	$6,631,700
Net investment income (loss)	$(833,733)

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$64,224,336
Affiliated issuers	526
Foreign currency	763
Net realized gain (loss)	$64,225,625
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$317,978,377
Affiliated issuers	3,068
Translation of assets and liabilities in foreign currencies	91
Net unrealized gain (loss)	$317,981,536
Net realized and unrealized gain (loss)	$382,207,161
Change in net assets from operations	$381,373,428

See Notes to Financial Statements

7

MFS Growth Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended	Year ended
	6/30/19	12/31/18
	(unaudited)
Change in net assets

From operations
Net investment income (loss)	$(833,733)	$(740,252)
Net realized gain (loss)	64,225,625	152,572,534
Net unrealized gain (loss)	317,981,536	(96,117,913)
Change in net assets from operations	$381,373,428	$55,714,369
Total distributions to shareholders	$—	$(114,147,480)
Change in net assets from fund share transactions	$(111,741,465)	$(49,798,519)
Total change in net assets	$269,631,963	$(108,231,630)

Net assets
At beginning of period	1,513,628,992	1,621,860,622
At end of period	$1,783,260,955	$1,513,628,992

See Notes to Financial Statements

8

MFS Growth Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/19		Year ended
			12/31/18	12/31/17	12/31/16		12/31/15	12/31/14

	(unaudited)

Net asset value, beginning of period	$47.01		$48.90	$38.76	$40.17		$39.75	$39.07

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.00 (w)	$0.06	$0.05	(c)	$0.03	$0.07
Net realized and unrealized gain (loss)	12.14		1.81	11.95	1.01		2.73	3.33
Total from investment operations	$12.13		$1.81	$12.01	$1.06		$2.76	$3.40

Less distributions declared to shareholders
From net investment income	$—		$(0.05)	$(0.05)	$(0.02)		$(0.07)	$(0.04)
From net realized gain	—		(3.65)	(1.82)	(2.45)		(2.27)	(2.68)
Total distributions declared to shareholders	$—		$(3.70)	$(1.87)	$(2.47)		$(2.34)	$(2.72)
Net asset value, end of period (x)	$59.14		$47.01	$48.90	$38.76		$40.17	$39.75
Total return (%) (k)(r)(s)(x)	25.80	(n)	2.67	31.40	2.44	(c)	7.56	8.94

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.75	(a)	0.75	0.76	0.75	(c)	0.76	0.76
Expenses after expense reductions (f)	0.74	(a)	0.74	0.75	0.74	(c)	0.75	0.76
Net investment income (loss)	(0.05	)(a)(l)	0.00 (w)	0.13	0.12	(c)	0.08	0.18
Portfolio turnover	6	(n)	15	14	24		31	36
Net assets at end of period (000 omitted)	$1,425,162		$1,226,217	$1,332,128	$1,179,822		$1,273,204	$1,263,935

Service Class	Six months ended 6/30/19		Year ended
			12/31/18	12/31/17	12/31/16		12/31/15	12/31/14

	(unaudited)

Net asset value, beginning of period	$45.26		$47.27	$37.57	$39.09		$38.77	$38.22

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)		$(0.13)	$(0.05)	$(0.05	)(c)	$(0.07)	$(0.02)
Net realized and unrealized gain (loss)	11.69		1.77	11.57	0.98		2.66	3.25
Total from investment operations	$11.61		$1.64	$11.52	$0.93		$2.59	$3.23

Less distributions declared to shareholders
From net investment income	$—		$—	$—	$—		$—	$—
From net realized gain	—		(3.65)	(1.82)	(2.45)		(2.27)	(2.68)
Total distributions declared to shareholders	$—		$(3.65)	$(1.82)	$(2.45)		$(2.27)	$(2.68)
Net asset value, end of period (x)	$56.87		$45.26	$47.27	$37.57		$39.09	$38.77
Total return (%) (k)(r)(s)(x)	25.65	(n)	2.41	31.08	2.18	(c)	7.30	8.68

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.00	(a)	1.00	1.01	1.00	(c)	1.01	1.01
Expenses after expense reductions (f)	0.99	(a)	0.99	1.00	0.99	(c)	1.00	1.01
Net investment income (loss)	(0.30	)(a)(l)	(0.25)	(0.12)	(0.13	)(c)	(0.16)	(0.06)
Portfolio turnover	6	(n)	15	14	24		31	36
Net assets at end of period (000 omitted)	$358,099		$287,412	$289,733	$235,869		$224,694	$279,063

See Notes to Financial Statements

9

MFS Growth Series

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS Growth Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Growth Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

11

MFS Growth Series

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$1,760,974,056	$—	$—	$1,760,974,056
Mutual Funds	25,639,653	—	—	25,639,653
Total	$1,786,613,709	$—	$—	$1,786,613,709

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2019, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

12

MFS Growth Series

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses and wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/18
Ordinary income (including any short-term capital gains)	$8,219,900
Long-term capital gains	105,927,580
Total distributions	$114,147,480

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/19

Cost of investments	$766,180,716
Gross appreciation	1,023,561,289
Gross depreciation	(3,128,296)
Net unrealized appreciation (depreciation)	$1,020,432,993

As of 12/31/18

Undistributed long-term capital gain	152,208,237
Other temporary differences	(31)
Net unrealized appreciation (depreciation)	702,451,549

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain

	Six months ended 6/30/19	Year ended 12/31/18	Six months ended 6/30/19	Year ended 12/31/18
Initial Class	$—	$1,231,227	$—	$91,363,901
Service Class	—	—	—	21,552,352
Total	$—	$1,231,227	$—	$112,916,253

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.75%
In excess of $1 billion	0.65%

13

MFS Growth Series

Notes to Financial Statements (unaudited) – continued

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2019, this management fee reduction amounted to $81,320, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2019 was equivalent to an annual effective rate of 0.70% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2019, the fee was $18,591, which equated to 0.0022% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2019, these costs amounted to $1,574.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2019 was equivalent to an annual effective rate of 0.0146% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) had entered into a service agreement (the ISO Agreement) which provided for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino served as the ISO and was an officer of the funds and the sole member of Tarantino LLC. Effective June 30, 2019, Mr. Tarantino retired from his position as ISO for the funds, and the ISO Agreement was terminated. For the six months ended June 30, 2019, the fee paid by the fund under this agreement was $2,006 and is included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2019, this reimbursement amounted to $13,273, which is included in “Other” income in the Statement of Operations.

(4)	Portfolio Securities

For the six months ended June 30, 2019, purchases and sales of investments, other than short-term obligations, aggregated $99,528,303 and $206,196,909, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/19		Year ended 12/31/18

	Shares	Amount	Shares	Amount
Shares sold
Initial Class	642,597	$34,344,803	1,885,287	$98,349,828
Service Class	593,161	30,631,556	1,291,280	65,518,241
	1,235,758	$64,976,359	3,176,567	$163,868,069

14

MFS Growth Series

Notes to Financial Statements (unaudited) – continued

	Six months ended 6/30/19		Year ended 12/31/18

	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	1,680,711	$91,548,350
Service Class	—	—	410,599	21,552,352
	—	$—	2,091,310	$113,100,702

Shares reacquired
Initial Class	(2,628,408)	$(142,892,626)	(4,724,710)	$(251,082,206)
Service Class	(646,334)	(33,825,198)	(1,481,320)	(75,685,084)
	(3,274,742)	$(176,717,824)	(6,206,030)	$(326,767,290)

Net change
Initial Class	(1,985,811)	$(108,547,823)	(1,158,712)	$(61,184,028)
Service Class	(53,173)	(3,193,642)	220,559	11,385,509
	(2,038,984)	$(111,741,465)	(938,153)	$(49,798,519)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 7%, 2%, and 2%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2019, the fund’s commitment fee and interest expense were $4,888 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$30,545,398	$107,601,275	$112,510,614	$526	$3,068	$25,639,653

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$199,905	$—

15

MFS Growth Series

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/vit1 by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/vit1 by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

16

Semiannual Report

June 30, 2019

MFS® Investors Trust Series

MFS® Variable Insurance Trust

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the insurance company that offers your contract may determine that it will no longer send you paper copies of the fund’s annual and semiannual shareholder reports unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site (insurancefunds.mfs.com or other Web site of which you will be notified), and the insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company or financial intermediary.

If you already elected to receive shareholder reports by email, you will not be affected by this change and you need not take any action. If your insurance company or financial intermediary offers electronic delivery, you may elect to receive shareholder reports and other communications from the insurance company or financial intermediary by email by following the instructions provided by the insurance company or financial intermediary.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge from the insurance company or financial intermediary. You can inform the insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your insurance company or financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your insurance company or financial intermediary.

VGI-SEM

MFS® Investors Trust Series

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Investors Trust Series

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Slowing global growth, low inflation, and increasing trade friction between the United States and China have been hallmarks of the past 12 months. After experiencing an uptick in market volatility in late 2018, markets steadied during the first half of 2019, thanks in large measure to the adoption of a dovish policy stance on the part of global central banks, who have largely abandoned efforts to normalize interest rates and have instead focused on supporting economic growth. Trade tensions remain high as the U.S. has ratcheted up tariffs on Chinese imports and China has retaliated. A truce of sorts was reached midyear, but significant challenges continue to confront negotiators, and it is not known whether a comprehensive agreement can be reached.

With Boris Johnson replacing Theresa May as Britain’s prime minister, uncertainty over Brexit remains high. Johnson has adopted a more combative stance than his predecessor toward the European Union, increasing concerns that there will be a “hard” Brexit.

Markets expect that the longest economic expansion in U.S. history will continue for the time being, albeit at a slower pace. Nevertheless, slower growth and low inflation have spurred the U.S. Federal Reserve to take a more accommodative policy stance, prompting investors to anticipate several interest rate cuts in the coming year. The European Central Bank has adopted a similar position. The more accommodative environment has helped fuel a continued rise in global equities and has been broadly supportive of risk assets.

Since launching the first U.S. open-end mutual fund in 1924, MFS® has been committed to a single purpose: to create value by allocating capital responsibly for clients. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to uncover what we believe are the best investment opportunities in the market.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Investors Trust Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Alphabet, Inc., “A”	3.3%
Visa, Inc., “A”	3.0%
American Tower Corp., REIT	2.8%
JPMorgan Chase & Co.	2.7%
Mastercard, Inc., “A”	2.5%
Johnson & Johnson	2.5%
Danaher Corp.	2.5%
Medtronic PLC	2.5%
Thermo Fisher Scientific, Inc.	2.5%
Fidelity National Information Services, Inc.	2.2%

GICS equity sectors (g)
Information Technology	23.4%
Health Care	16.6%
Financials	12.7%
Communication Services	9.6%
Consumer Staples	9.5%
Consumer Discretionary	8.5%
Industrials	7.4%
Energy	4.5%
Materials	4.0%
Real Estate	2.8%
Utilities	0.5%

(g)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2019.

The portfolio is actively managed and current holdings may be different.

2

MFS Investors Trust Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2019 through June 30, 2019

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2019 through June 30, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/19	Ending Account Value 6/30/19	Expenses Paid During Period (p) 1/01/19-6/30/19
Initial Class	Actual	0.79%	$1,000.00	$1,206.29	$4.32
	Hypothetical (h)	0.79%	$1,000.00	$1,020.88	$3.96
Service Class	Actual	1.04%	$1,000.00	$1,205.02	$5.69
	Hypothetical (h)	1.04%	$1,000.00	$1,019.64	$5.21

(h)	5% class return per year before expenses.

(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS Investors Trust Series

PORTFOLIO OF INVESTMENTS – 6/30/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.5%
Aerospace – 3.4%
Honeywell International, Inc.	76,807	$13,409,734
United Technologies Corp.	70,730	9,209,046

		$22,618,780

Alcoholic Beverages – 2.5%
Diageo PLC	169,776	$7,296,138
Pernod Ricard S.A.	50,195	9,249,286

		$16,545,424

Apparel Manufacturers – 2.3%
LVMH Moet Hennessy Louis Vuitton SE	20,765	$8,837,928
NIKE, Inc., “B”	78,008	6,548,772

		$15,386,700

Biotechnology – 0.7%
Biogen, Inc. (a)	20,405	$4,772,117

Broadcasting – 0.7%
Walt Disney Co.	32,105	$4,483,142

Brokerage & Asset Managers – 3.8%
Blackstone Group LP	195,540	$8,685,887
NASDAQ, Inc.	104,907	10,088,906
TD Ameritrade Holding Corp.	129,317	6,455,505

		$25,230,298

Business Services – 7.8%
Accenture PLC, “A”	70,039	$12,941,106
Amdocs Ltd.	128,211	7,960,621
Cognizant Technology Solutions Corp., “A”	158,315	10,035,588
DXC Technology Co.	110,423	6,089,828
Fidelity National Information Services, Inc.	119,285	14,633,884

		$51,661,027

Cable TV – 2.0%
Comcast Corp., “A”	320,231	$13,539,367

Chemicals – 1.0%
PPG Industries, Inc.	56,178	$6,556,534

Computer Software – 4.0%
Adobe Systems, Inc. (a)	31,833	$9,379,594
Microsoft Corp.	88,202	11,815,540
Salesforce.com, Inc. (a)	34,525	5,238,478

		$26,433,612

Computer Software – Systems – 1.1%
Apple, Inc.	37,880	$7,497,210

Construction – 1.4%
Sherwin-Williams Co.	20,583	$9,432,983

Consumer Products – 2.8%
Colgate-Palmolive Co.	117,775	$8,440,934
Estee Lauder Cos., Inc., “A”	22,530	4,125,469
Kimberly-Clark Corp.	42,868	5,713,447

		$18,279,850

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Containers – 1.1%
Crown Holdings, Inc. (a)	119,557	$7,304,933

Electrical Equipment – 3.0%
AMETEK, Inc.	86,840	$7,888,545
Fortive Corp.	68,411	5,576,865
TE Connectivity Ltd.	66,251	6,345,521

		$19,810,931

Electronics – 2.5%
Analog Devices, Inc.	57,685	$6,510,906
Texas Instruments, Inc.	85,336	9,793,159

		$16,304,065

Energy – Independent – 1.5%
EOG Resources, Inc.	109,074	$10,161,334

Food & Beverages – 3.1%
Danone S.A.	110,806	$9,386,815
Mondelez International, Inc.	208,089	11,215,997

		$20,602,812

General Merchandise – 1.6%
Dollar General Corp.	46,651	$6,305,349
Dollar Tree, Inc. (a)	41,716	4,479,881

		$10,785,230

Insurance – 1.1%
Chubb Ltd.	51,487	$7,583,520

Internet – 5.8%
Alphabet, Inc., “A” (a)	18,242	$19,752,438
Alphabet, Inc., “C” (a)	7,267	7,854,973
Facebook, Inc., “A” (a)	57,194	11,038,442

		$38,645,853

Leisure & Toys – 1.1%
Electronic Arts, Inc. (a)	70,008	$7,089,010

Machinery & Tools – 0.3%
Flowserve Corp.	40,607	$2,139,583

Major Banks – 6.6%
Bank of America Corp.	493,239	$14,303,931
Goldman Sachs Group, Inc.	41,373	8,464,916
JPMorgan Chase & Co.	159,488	17,830,758
Morgan Stanley	70,818	3,102,537

		$43,702,142

Medical & Health Technology & Services – 0.9%
McKesson Corp.	43,814	$5,888,164

Medical Equipment – 9.5%
Abbott Laboratories	85,580	$7,197,278
Becton, Dickinson and Co.	25,901	6,527,311
Danaher Corp.	114,444	16,356,336
Medtronic PLC	167,784	16,340,484

4

MFS Investors Trust Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Medical Equipment – continued
Thermo Fisher Scientific, Inc.	55,391	$16,267,229

		$62,688,638

Natural Gas – Pipeline – 1.5%
Enterprise Products Partners LP	347,486	$10,031,921

Network & Telecom – 1.2%
Cisco Systems, Inc.	150,155	$8,217,983

Oil Services – 1.5%
Core Laboratories N.V.	57,185	$2,989,632
Schlumberger Ltd.	172,016	6,835,916

		$9,825,548

Other Banks & Diversified Financials – 7.0%
BB&T Corp.	156,004	$7,664,476
Mastercard, Inc., “A”	63,258	16,733,639
Visa, Inc., “A”	126,403	21,937,241

		$46,335,356

Pharmaceuticals – 5.5%
Elanco Animal Health, Inc. (a)	175,762	$5,940,756
Eli Lilly & Co.	64,396	7,134,433
Johnson & Johnson	118,590	16,517,215
Zoetis, Inc.	61,458	6,974,868

		$36,567,272

Railroad & Shipping – 1.7%
Canadian National Railway Co.	118,752	$10,982,185

Restaurants – 1.7%
Starbucks Corp.	131,417	$11,016,687

Specialty Chemicals – 0.5%
DuPont de Nemours, Inc.	43,087	$3,234,541

Specialty Stores – 4.0%
Costco Wholesale Corp.	27,769	$7,338,236
Ross Stores, Inc.	90,379	8,958,366
Tractor Supply Co.	90,797	9,878,714

		$26,175,316

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Telecommunications – Wireless – 2.8%
American Tower Corp., REIT	91,664	$18,740,705

Utilities – Electric Power – 0.5%
American Electric Power Co., Inc.	40,134	$3,532,193

Total Common Stocks (Identified Cost, $373,041,774)		$659,802,966

INVESTMENT COMPANIES (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 2.42% (v) (Identified Cost, $3,328,296)	3,328,695	$3,329,028

OTHER ASSETS, LESS LIABILITIES – 0.0%		53,094

NET ASSETS – 100.0%		$663,185,088

(a)	Non-income producing security.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $3,329,028 and $659,802,966, respectively.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

REIT	Real Estate Investment Trust

See Notes to Financial Statements

5

MFS Investors Trust Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/19

Assets
Investments in unaffiliated issuers, at value (identified cost, $373,041,774)	$659,802,966
Investments in affiliated issuers, at value (identified cost, $3,328,296)	3,329,028
Cash	41,561
Receivables for
Fund shares sold	224,197
Dividends	438,885
Other assets	1,242
Total assets	$663,837,879

Liabilities
Payables for
Fund shares reacquired	$461,770
Payable to affiliates
Investment adviser	51,481
Administrative services fee	1,080
Shareholder servicing costs	728
Distribution and/or service fees	10,929
Payable for independent Trustees’ compensation	11
Accrued expenses and other liabilities	126,792
Total liabilities	$652,791
Net assets	$663,185,088

Net assets consist of
Paid-in capital	$329,300,145
Total distributable earnings (loss)	333,884,943
Net assets	$663,185,088
Shares of beneficial interest outstanding	20,508,251

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$261,826,001	8,023,577	$32.63
Service Class	401,359,087	12,484,674	32.15

See Notes to Financial Statements

6

MFS Investors Trust Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/19

Net investment income (loss)
Income
Dividends	$4,949,418
Dividends from affiliated issuers	84,769
Income on securities loaned	33,115
Other	7,845
Foreign taxes withheld	(69,917)
Total investment income	$5,005,230
Expenses
Management fee	$2,342,510
Distribution and/or service fees	463,894
Shareholder servicing costs	13,728
Administrative services fee	48,913
Independent Trustees’ compensation	9,945
Custodian fee	16,314
Shareholder communications	27,934
Audit and tax fees	28,156
Legal fees	2,712
Miscellaneous	16,460
Total expenses	$2,970,566
Reduction of expenses by investment adviser	(34,685)
Net expenses	$2,935,881
Net investment income (loss)	$2,069,349

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$2,386,150
Affiliated issuers	(78)
Foreign currency	714
Net realized gain (loss)	$2,386,786
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$110,248,391
Affiliated issuers	554
Net unrealized gain (loss)	$110,248,945
Net realized and unrealized gain (loss)	$112,635,731
Change in net assets from operations	$114,705,080

See Notes to Financial Statements

7

MFS Investors Trust Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/19	Year ended 12/31/18
	(unaudited)
Change in net assets

From operations
Net investment income (loss)	$2,069,349	$4,410,167
Net realized gain (loss)	2,386,786	38,546,790
Net unrealized gain (loss)	110,248,945	(75,138,678)
Change in net assets from operations	$114,705,080	$(32,181,721)
Total distributions to shareholders	$—	$(30,377,311)
Change in net assets from fund share transactions	$(8,578,763)	$17,770,363
Total change in net assets	$106,126,317	$(44,788,669)

Net assets
At beginning of period	557,058,771	601,847,440
At end of period	$663,185,088	$557,058,771

See Notes to Financial Statements

8

MFS Investors Trust Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/19		Year ended
			12/31/18	12/31/17	12/31/16		12/31/15	12/31/14

	(unaudited)

Net asset value, beginning of period	$27.05		$30.07	$25.57	$26.58		$30.41	$29.95

Income (loss) from investment operations
Net investment income (loss) (d)	$0.12		$0.26	$0.22	$0.23	(c)	$0.21	$0.26
Net realized and unrealized gain (loss)	5.46		(1.71)	5.62	2.01		(0.42)	2.92
Total from investment operations	$5.58		$(1.45)	$5.84	$2.24		$(0.21)	$3.18

Less distributions declared to shareholders
From net investment income	$—		$(0.20)	$(0.21)	$(0.24)		$(0.28)	$(0.30)
From net realized gain	—		(1.37)	(1.13)	(3.01)		(3.34)	(2.42)
Total distributions declared to shareholders	$—		$(1.57)	$(1.34)	$(3.25)		$(3.62)	$(2.72)
Net asset value, end of period (x)	$32.63		$27.05	$30.07	$25.57		$26.58	$30.41
Total return (%) (k)(r)(s)(x)	20.63	(n)	(5.49)	23.35	8.59	(c)	0.22	11.01

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80	(a)	0.80	0.82	0.80	(c)	0.82	0.81
Expenses after expense reductions (f)	0.79	(a)	0.79	0.79	0.79	(c)	0.81	0.81
Net investment income (loss)	0.81	(a)	0.86	0.79	0.89	(c)	0.73	0.87
Portfolio turnover	9	(n)	16	18	20		17	25
Net assets at end of period (000 omitted)	$261,826		$231,900	$283,237	$270,796		$293,203	$356,389

Service Class	Six months ended 6/30/19		Year ended
			12/31/18	12/31/17	12/31/16		12/31/15	12/31/14

	(unaudited)

Net asset value, beginning of period	$26.68		$29.69	$25.28	$26.30		$30.13	$29.72

Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.18	$0.15	$0.16	(c)	$0.14	$0.19
Net realized and unrealized gain (loss)	5.39		(1.68)	5.55	1.98		(0.42)	2.88
Total from investment operations	$5.47		$(1.50)	$5.70	$2.14		$(0.28)	$3.07

Less distributions declared to shareholders
From net investment income	$—		$(0.14)	$(0.16)	$(0.15)		$(0.21)	$(0.24)
From net realized gain	—		(1.37)	(1.13)	(3.01)		(3.34)	(2.42)
Total distributions declared to shareholders	$—		$(1.51)	$(1.29)	$(3.16)		$(3.55)	$(2.66)
Net asset value, end of period (x)	$32.15		$26.68	$29.69	$25.28		$26.30	$30.13
Total return (%) (k)(r)(s)(x)	20.50	(n)	(5.71)	23.03	8.32	(c)	(0.05)	10.71

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05	(a)	1.05	1.07	1.04	(c)	1.07	1.06
Expenses after expense reductions (f)	1.04	(a)	1.04	1.04	1.04	(c)	1.06	1.06
Net investment income (loss)	0.56	(a)	0.62	0.55	0.64	(c)	0.47	0.63
Portfolio turnover	9	(n)	16	18	20		17	25
Net assets at end of period (000 omitted)	$401,359		$325,159	$318,611	$228,741		$193,116	$283,328

See Notes to Financial Statements

9

MFS Investors Trust Series

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS Investors Trust Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Investors Trust Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

11

MFS Investors Trust Series

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$659,802,966	$—	$—	$659,802,966
Mutual Funds	3,329,028	—	—	3,329,028
Total	$663,131,994	$—	$—	$663,131,994

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2019, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for

12

MFS Investors Trust Series

Notes to Financial Statements (unaudited) – continued

federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and partnership adjustments.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/18
Ordinary income (including any short-term capital gains)	$5,939,205
Long-term capital gains	24,438,106
Total distributions	$30,377,311

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/19

Cost of investments	$377,296,742
Gross appreciation	297,183,004
Gross depreciation	(11,347,752)
Net unrealized appreciation (depreciation)	$285,835,252

As of 12/31/18

Undistributed ordinary income	6,071,486
Undistributed long-term capital gain	36,774,987
Other temporary differences	747,083
Net unrealized appreciation (depreciation)	175,586,307

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain

	Six months ended 6/30/19	Year ended 12/31/18	Six months ended 6/30/19	Year ended 12/31/18
Initial Class	$—	$1,693,155	$—	$11,766,710
Service Class	—	1,528,034	—	15,389,412
Total	$—	$3,221,189	$—	$27,156,122

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.65%
In excess of $2.5 billion	0.60%

13

MFS Investors Trust Series

Notes to Financial Statements (unaudited) – continued

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2019, this management fee reduction amounted to $30,138, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2019 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.79% of average daily net assets for the Initial Class shares and 1.04% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2021. For the six months ended June 30, 2019, this reduction amounted to $4,547, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2019, the fee was $12,896, which equated to 0.0041% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2019, these costs amounted to $832.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2019 was equivalent to an annual effective rate of 0.0156% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) had entered into a service agreement (the ISO Agreement) which provided for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino served as the ISO and was an officer of the funds and the sole member of Tarantino LLC. Effective June 30, 2019, Mr. Tarantino retired from his position as ISO for the funds, and the ISO Agreement was terminated. For the six months ended June 30, 2019, the fee paid by the fund under this agreement was $752 and is included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2019, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $88,947 and $1,593,337, respectively. The sales transactions resulted in net realized gains (losses) of $(187,500).

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2019, this reimbursement amounted to $7,739, which is included in “Other” income in the Statement of Operations.

14

MFS Investors Trust Series

Notes to Financial Statements (unaudited) – continued

(4)	Portfolio Securities

For the six months ended June 30, 2019, purchases and sales of investments, other than short-term obligations, aggregated $54,454,981 and $54,767,942, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/19		Year ended 12/31/18

	Shares	Amount	Shares	Amount
Shares sold
Initial Class	161,756	$4,717,668	460,046	$13,933,540
Service Class	923,261	27,633,074	2,206,956	65,663,348
	1,085,017	$32,350,742	2,667,002	$79,596,888

Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	435,876	$13,459,865
Service Class	—	—	555,034	16,917,446
	—	$—	990,910	$30,377,311

Shares reacquired
Initial Class	(712,069)	$(21,938,032)	(1,742,162)	$(53,053,828)
Service Class	(626,371)	(18,991,473)	(1,303,877)	(39,150,008)
	(1,338,440)	$(40,929,505)	(3,046,039)	$(92,203,836)

Net change
Initial Class	(550,313)	$(17,220,364)	(846,240)	$(25,660,423)
Service Class	296,890	8,641,601	1,458,113	43,430,786
	(253,423)	$(8,578,763)	611,873	$17,770,363

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2019, the fund’s commitment fee and interest expense were $1,877 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$8,297,586	$28,458,203	$33,427,237	$(78)	$554	$3,329,028

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$84,769	$—

15

MFS Investors Trust Series

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/vit1 by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/vit1 by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

16

Semiannual Report

June 30, 2019

MFS® Mid Cap Growth Series

MFS® Variable Insurance Trust

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the insurance company that offers your contract may determine that it will no longer send you paper copies of the fund’s annual and semiannual shareholder reports unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site (insurancefunds.mfs.com or other Web site of which you will be notified), and the insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company or financial intermediary.

If you already elected to receive shareholder reports by email, you will not be affected by this change and you need not take any action. If your insurance company or financial intermediary offers electronic delivery, you may elect to receive shareholder reports and other communications from the insurance company or financial intermediary by email by following the instructions provided by the insurance company or financial intermediary.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge from the insurance company or financial intermediary. You can inform the insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your insurance company or financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your insurance company or financial intermediary.

VMG-SEM

MFS® Mid Cap Growth Series

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Mid Cap Growth Series

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Slowing global growth, low inflation, and increasing trade friction between the United States and China have been hallmarks of the past 12 months. After experiencing an uptick in market volatility in late 2018, markets steadied during the first half of 2019, thanks in large measure to the adoption of a dovish policy stance on the part of global central banks, who have largely abandoned efforts to normalize interest rates and have instead focused on supporting economic growth. Trade tensions remain high as the U.S. has ratcheted up tariffs on Chinese imports and China has retaliated. A truce of sorts was reached midyear, but significant challenges continue to confront negotiators, and it is not known whether a comprehensive agreement can be reached.

With Boris Johnson replacing Theresa May as Britain’s prime minister, uncertainty over Brexit remains high. Johnson has adopted a more combative stance than his predecessor toward the European Union, increasing concerns that there will be a “hard” Brexit.

Markets expect that the longest economic expansion in U.S. history will continue for the time being, albeit at a slower pace. Nevertheless, slower growth and low inflation have spurred the U.S. Federal Reserve to take a more accommodative policy stance, prompting investors to anticipate several interest rate cuts in the coming year. The European Central Bank has adopted a similar position. The more accommodative environment has helped fuel a continued rise in global equities and has been broadly supportive of risk assets.

Since launching the first U.S. open-end mutual fund in 1924, MFS® has been committed to a single purpose: to create value by allocating capital responsibly for clients. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to uncover what we believe are the best investment opportunities in the market.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Mid Cap Growth Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Bright Horizons Family Solutions, Inc.	3.8%
PerkinElmer, Inc.	2.6%
Global Payments, Inc.	2.6%
AMETEK, Inc.	2.2%
Cadence Design Systems, Inc.	2.2%
Verisk Analytics, Inc., “A”	2.2%
STERIS PLC	2.1%
Copart, Inc.	2.1%
Roper Technologies, Inc.	2.1%
Fiserv, Inc.	1.8%

GICS equity sectors (g)
Information Technology	29.6%
Industrials	19.3%
Health Care	15.9%
Consumer Discretionary	14.6%
Financials	6.6%
Communication Services	5.1%
Materials	3.5%
Real Estate	3.1%
Consumer Staples	0.7%
Energy	0.6%

(g)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2019.

The portfolio is actively managed and current holdings may be different.

2

MFS Mid Cap Growth Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2019 through June 30, 2019

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2019 through June 30, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/19	Ending Account Value 6/30/19	Expenses Paid During Period (p) 1/01/19-6/30/19
Initial Class	Actual	0.80%	$1,000.00	$1,302.55	$4.57
	Hypothetical (h)	0.80%	$1,000.00	$1,020.83	$4.01
Service Class	Actual	1.05%	$1,000.00	$1,300.78	$5.99
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26

(h)	5% class return per year before expenses.

(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS Mid Cap Growth Series

PORTFOLIO OF INVESTMENTS – 6/30/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.0%
Aerospace – 3.8%
FLIR Systems, Inc.	73,395	$3,970,670
L3 Harris Technologies, Inc.	34,573	6,538,791
TransDigm Group, Inc. (a)	8,811	4,262,762

		$14,772,223

Alcoholic Beverages – 0.4%
Constellation Brands, Inc., “A”	8,149	$1,604,864

Automotive – 2.1%
Copart, Inc. (a)	108,573	$8,114,746

Biotechnology – 1.8%
Biomarin Pharmaceutical, Inc. (a)	16,817	$1,440,376
Bio-Techne Corp.	26,310	5,485,372

		$6,925,748

Broadcasting – 0.7%
Netflix, Inc. (a)	7,775	$2,855,913

Brokerage & Asset Managers – 2.6%
Apollo Global Management LLC, “A”	77,020	$2,641,786
NASDAQ, Inc.	71,021	6,830,090
Tradeweb Markets, Inc.	16,521	723,785

		$10,195,661

Business Services – 17.7%
CoStar Group, Inc. (a)	8,471	$4,693,442
Fidelity National Information Services, Inc.	29,412	3,608,264
Fiserv, Inc. (a)	78,867	7,189,516
FleetCor Technologies, Inc. (a)	19,762	5,550,158
Global Payments, Inc.	63,082	10,101,321
MSCI, Inc.	28,198	6,733,400
Total System Services, Inc.	54,846	7,035,096
TransUnion	80,769	5,937,329
Tyler Technologies, Inc. (a)	12,930	2,793,139
Verisk Analytics, Inc., “A”	57,383	8,404,314
Worldpay, Inc. (a)	55,638	6,818,437

		$68,864,416

Cable TV – 0.9%
Altice USA, Inc. (a)	141,166	$3,437,392

Chemicals – 0.9%
Ingevity Corp. (a)	31,679	$3,331,680

Computer Software – 6.0%
Autodesk, Inc. (a)	40,565	$6,608,039
Black Knight, Inc. (a)	35,342	2,125,821
Cadence Design Systems, Inc. (a)	123,319	8,732,218
DocuSign, Inc. (a)	16,948	842,485
PTC, Inc. (a)	58,440	5,245,575

		$23,554,138

Computer Software – Systems – 6.5%
Constellation Software, Inc.	3,531	$3,327,965
Guidewire Software, Inc. (a)	32,975	3,343,006

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Computer Software – Systems – continued
NICE Systems Ltd., ADR (a)	35,649	$4,883,913
Pluralsight, Inc., “A” (a)	18,063	547,670
ServiceNow, Inc. (a)	24,233	6,653,655
Square, Inc., “A” (a)	32,969	2,391,242
SS&C Technologies Holdings, Inc.	74,163	4,272,530

		$25,419,981

Construction – 3.4%
Lennox International, Inc.	17,832	$4,903,800
Pool Corp.	12,881	2,460,271
Vulcan Materials Co.	41,929	5,757,271

		$13,121,342

Consumer Products – 0.3%
Scotts Miracle-Gro Co.	12,182	$1,199,927

Consumer Services – 3.8%
Bright Horizons Family Solutions, Inc. (a)	98,189	$14,813,774

Containers – 0.2%
CCL Industries, Inc.	16,469	$807,636

Electrical Equipment – 5.6%
AMETEK, Inc.	96,218	$8,740,443
Amphenol Corp., “A”	55,445	5,319,393
Littlefuse, Inc.	15,060	2,664,265
Mettler-Toledo International, Inc. (a)	6,317	5,306,280

		$22,030,381

Electronics – 2.1%
Monolithic Power Systems, Inc.	39,689	$5,388,972
Silicon Laboratories, Inc. (a)	27,955	2,890,547

		$8,279,519

Energy – Independent – 0.6%
Diamondback Energy, Inc.	15,365	$1,674,324
Parsley Energy, Inc., “A” (a)	43,338	823,855

		$2,498,179

Entertainment – 0.3%
World Wrestling Entertainment, Inc., “A”	13,913	$1,004,658

Food & Beverages – 0.7%
Chr. Hansen Holding A.S.	28,597	$2,685,373

Gaming & Lodging – 0.9%
Flutter Entertainment PLC	11,966	$900,832
Vail Resorts, Inc.	6,479	1,445,983
Wynn Resorts Ltd.	8,322	1,031,845

		$3,378,660

General Merchandise – 2.5%
Dollar Tree, Inc. (a)	42,725	$4,588,238
Five Below, Inc. (a)	43,323	5,199,626

		$9,787,864

4

MFS Mid Cap Growth Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Insurance – 1.6%
Aon PLC	31,579	$6,094,115

Internet – 1.9%
IAC/InterActiveCorp (a)	17,500	$3,806,775
Match Group, Inc. (l)	19,416	1,306,114
Pinterest, Inc. (a)	27,755	755,491
Wix.com Ltd. (a)	12,015	1,707,332

		$7,575,712

Leisure & Toys – 2.1%
Electronic Arts, Inc. (a)	31,203	$3,159,616
Take-Two Interactive Software, Inc. (a)	43,110	4,894,278

		$8,053,894

Machinery & Tools – 2.9%
IDEX Corp.	14,335	$2,467,627
Roper Technologies, Inc.	21,914	8,026,222
Xylem, Inc.	9,514	795,751

		$11,289,600

Medical & Health Technology & Services – 2.1%
Guardant Health, Inc. (a)	2,327	$200,890
Henry Schein, Inc. (a)	19,892	1,390,451
ICON PLC (a)	30,636	4,717,025
IDEXX Laboratories, Inc. (a)	7,072	1,947,133

		$8,255,499

Medical Equipment – 9.5%
Align Technology, Inc. (a)	3,145	$860,787
Cooper Cos., Inc.	13,927	4,691,867
DexCom, Inc. (a)	9,346	1,400,405
Edwards Lifesciences Corp. (a)	15,803	2,919,446
Masimo Corp. (a)	22,626	3,367,201
PerkinElmer, Inc.	105,133	10,128,513
QIAGEN N.V. (a)	79,264	3,214,155
STERIS PLC	55,562	8,272,071
West Pharmaceutical Services, Inc.	17,596	2,202,139

		$37,056,584

Other Banks & Diversified Financials – 0.7%
First Republic Bank	27,764	$2,711,155

Pharmaceuticals – 1.1%
Elanco Animal Health, Inc. (a)	129,369	$4,372,672

Printing & Publishing – 1.8%
IHS Markit Ltd. (a)	110,219	$7,023,155

Railroad & Shipping – 1.4%
Kansas City Southern Co.	43,497	$5,298,805

Real Estate – 1.3%
Extra Space Storage, Inc., REIT	47,993	$5,092,057

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Restaurants – 2.6%
Chipotle Mexican Grill, Inc., “A” (a)	6,586	$4,826,747
Domino’s Pizza, Inc.	7,628	2,122,720
Dunkin Brands Group, Inc.	41,515	3,307,085

		$10,256,552

Specialty Stores – 4.4%
BJ’s Wholesale Club Holdings, Inc. (a)	34,633	$914,311
Chewy, Inc., “A” (a)	49,678	1,738,730
Lululemon Athletica, Inc. (a)	20,404	3,677,005
O’Reilly Automotive, Inc. (a)	10,355	3,824,308
Ross Stores, Inc.	27,483	2,724,115
Tractor Supply Co.	38,721	4,212,845

		$17,091,314

Telecommunications – Wireless – 1.8%
SBA Communications Corp., REIT (a)	30,501	$6,857,845

Total Common Stocks (Identified Cost, $202,811,377)		$385,713,034

INVESTMENT COMPANIES (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 2.42% (v) (Identified Cost, $4,749,781)	4,749,819	$4,750,294

OTHER ASSETS, LESS LIABILITIES – (0.2)%		(744,269)

NET ASSETS – 100.0%		$389,719,059

(a)	Non-income producing security.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $4,750,294 and $385,713,034, respectively.

(l)	A portion of this security is on loan. See Note 2 for additional information.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

See Notes to Financial Statements

5

MFS Mid Cap Growth Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/19

Assets
Investments in unaffiliated issuers, at value, including $1,149,375 of securities on loan (identified cost, $202,811,377)	$385,713,034
Investments in affiliated issuers, at value (identified cost, $4,749,781)	4,750,294
Cash	19,136
Foreign currency, at value (identified cost, $1,808)	1,841
Receivables for
Fund shares sold	20,385
Interest and dividends	140,944
Other assets	826
Total assets	$390,646,460

Liabilities
Payables for
Fund shares reacquired	$811,965
Payable to affiliates
Investment adviser	33,862
Administrative services fee	682
Shareholder servicing costs	382
Distribution and/or service fees	2,786
Payable for independent Trustees’ compensation	13
Accrued expenses and other liabilities	77,711
Total liabilities	$927,401
Net assets	$389,719,059

Net assets consist of
Paid-in capital	$143,718,959
Total distributable earnings (loss)	246,000,100
Net assets	$389,719,059
Shares of beneficial interest outstanding	37,058,446

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$287,021,252	26,779,584	$10.72
Service Class	102,697,807	10,278,862	9.99

See Notes to Financial Statements

6

MFS Mid Cap Growth Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/19

Net investment income (loss)
Income
Dividends	$1,055,045
Income on securities loaned	48,763
Dividends from affiliated issuers	40,120
Other	6,346
Foreign taxes withheld	(7,593)
Total investment income	$1,142,681
Expenses
Management fee	$1,389,459
Distribution and/or service fees	119,892
Shareholder servicing costs	6,222
Administrative services fee	31,105
Independent Trustees’ compensation	5,921
Custodian fee	11,332
Shareholder communications	12,401
Audit and tax fees	28,871
Legal fees	1,730
Miscellaneous	14,453
Total expenses	$1,621,386
Reduction of expenses by investment adviser	(17,857)
Net expenses	$1,603,529
Net investment income (loss)	$(460,848)

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$14,345,904
Affiliated issuers	(343)
Foreign currency	(136)
Net realized gain (loss)	$14,345,425
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$83,088,985
Affiliated issuers	513
Translation of assets and liabilities in foreign currencies	(293)
Net unrealized gain (loss)	$83,089,205
Net realized and unrealized gain (loss)	$97,434,630
Change in net assets from operations	$96,973,782

See Notes to Financial Statements

7

MFS Mid Cap Growth Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/19	Year ended 12/31/18
	(unaudited)
Change in net assets

From operations
Net investment income (loss)	$(460,848)	$(953,143)
Net realized gain (loss)	14,345,425	50,450,329
Net unrealized gain (loss)	83,089,205	(38,596,950)
Change in net assets from operations	$96,973,782	$10,900,236
Total distributions to shareholders	$—	$(60,563,444)
Change in net assets from fund share transactions	$(41,428,012)	$(13,678,326)
Total change in net assets	$55,545,770	$(63,341,534)

Net assets
At beginning of period	334,173,289	397,514,823
At end of period	$389,719,059	$334,173,289

See Notes to Financial Statements

8

MFS Mid Cap Growth Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/19		Year ended
			12/31/18	12/31/17	12/31/16		12/31/15	12/31/14

	(unaudited)

Net asset value, beginning of period	$8.23		$9.51	$7.96	$8.21		$8.76	$9.00

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$(0.02)	$(0.01)	$0.01	(c)	$(0.03)	$(0.03)
Net realized and unrealized gain (loss)	2.50		0.39	2.11	0.41		0.39	0.80
Total from investment operations	$2.49		$0.37	$2.10	$0.42		$0.36	$0.77

Less distributions declared to shareholders
From net investment income	$—		$—	$(0.01)	$—		$—	$—
From net realized gain	—		(1.65)	(0.54)	(0.67)		(0.91)	(1.01)
Total distributions declared to shareholders	$—		$(1.65)	$(0.55)	$(0.67)		$(0.91)	$(1.01)
Net asset value, end of period (x)	$10.72		$8.23	$9.51	$7.96		$8.21	$8.76
Total return (%) (k)(r)(s)(x)	30.26	(n)	1.24	27.00	4.91	(c)	4.61	8.86

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81	(a)	0.81	0.81	0.75	(c)	0.81	0.81
Expenses after expense reductions (f)	0.80	(a)	0.80	0.80	0.74	(c)	0.80	0.80
Net investment income (loss)	(0.18	)(a)	(0.18)	(0.15)	0.15	(c)	(0.33)	(0.34)
Portfolio turnover	9	(n)	21	32	37		37	49
Net assets at end of period (000 omitted)	$287,021		$247,614	$297,463	$294,226		$324,754	$363,788

Service Class	Six months ended 6/30/19		Year ended
			12/31/18	12/31/17	12/31/16		12/31/15	12/31/14

	(unaudited)

Net asset value, beginning of period	$7.68		$8.99	$7.56	$7.85		$8.43	$8.72

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$(0.04)	$(0.03)	$(0.01	)(c)	$(0.05)	$(0.05)
Net realized and unrealized gain (loss)	2.33		0.38	2.00	0.39		0.38	0.77
Total from investment operations	$2.31		$0.34	$1.97	$0.38		$0.33	$0.72

Less distributions declared to shareholders
From net investment income	$—		$—	$—	$—		$—	$—
From net realized gain	—		(1.65)	(0.54)	(0.67)		(0.91)	(1.01)
Total distributions declared to shareholders	$—		$(1.65)	$(0.54)	$(0.67)		$(0.91)	$(1.01)
Net asset value, end of period (x)	$9.99		$7.68	$8.99	$7.56		$7.85	$8.43
Total return (%) (k)(r)(s)(x)	30.08	(n)	0.95	26.68	4.62	(c)	4.43	8.56

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06	(a)	1.06	1.06	0.99	(c)	1.06	1.06
Expenses after expense reductions (f)	1.05	(a)	1.05	1.05	0.99	(c)	1.05	1.05
Net investment income (loss)	(0.43	)(a)	(0.43)	(0.40)	(0.08	)(c)	(0.57)	(0.59)
Portfolio turnover	9	(n)	21	32	37		37	49
Net assets at end of period (000 omitted)	$102,698		$86,560	$100,052	$87,529		$87,008	$88,899

See Notes to Financial Statements

9

MFS Mid Cap Growth Series

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS Mid Cap Growth Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Mid Cap Growth Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

11

MFS Mid Cap Growth Series

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$385,713,034	$—	$—	$385,713,034
Mutual Funds	4,750,294	—	—	4,750,294
Total	$390,463,328	$—	$—	$390,463,328

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $1,149,375. The fair value of the fund’s investment securities on loan is presented gross in the Statement of Assets and Liabilities. These loans were collateralized by U.S. Treasury Obligations of $1,189,339 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

12

MFS Mid Cap Growth Series

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/18
Ordinary income (including any short-term capital gains)	$2,076,310
Long-term capital gains	58,487,134
Total distributions	$60,563,444

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/19

Cost of investments	$207,864,598
Gross appreciation	184,140,294
Gross depreciation	(1,541,564)
Net unrealized appreciation (depreciation)	$182,598,730

As of 12/31/18

Undistributed ordinary income	3,472,522
Undistributed long-term capital gain	46,043,087
Other temporary differences	1,477
Net unrealized appreciation (depreciation)	99,509,232

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain

	Six months ended 6/30/19	Year ended 12/31/18	Six months ended 6/30/19	Year ended 12/31/18
Initial Class	$—	$—	$—	$43,616,306
Service Class	—	—	—	16,947,138
Total	$—	$—	$—	$60,563,444

13

MFS Mid Cap Growth Series

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.75%
In excess of $1 billion	0.70%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2019, this management fee reduction amounted to $17,857, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2019 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2019, the fee was $5,779, which equated to 0.0031% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2019, these costs amounted to $443.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2019 was equivalent to an annual effective rate of 0.0168% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) had entered into a service agreement (the ISO Agreement) which provided for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino served as the ISO and was an officer of the funds and the sole member of Tarantino LLC. Effective June 30, 2019, Mr. Tarantino retired from his position as ISO for the funds, and the ISO Agreement was terminated. For the six months ended June 30, 2019, the fee paid by the fund under this agreement was $440 and is included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2019, the fund engaged in purchase transactions pursuant to this policy, which amounted to $390,299.

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2019, this reimbursement amounted to $6,275, which is included in “Other” income in the Statement of Operations.

14

MFS Mid Cap Growth Series

Notes to Financial Statements (unaudited) – continued

(4)	Portfolio Securities

For the six months ended June 30, 2019, purchases and sales of investments, other than short-term obligations, aggregated $33,677,623 and $74,740,112, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/19		Year ended 12/31/18

	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,156,158	$11,028,795	1,454,735	$13,996,626
Service Class	1,006,397	9,157,097	2,340,234	21,633,301
	2,162,555	$20,185,892	3,794,969	$35,629,927

Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	4,425,624	$43,105,580
Service Class	—	—	1,862,323	16,947,138
	—	$—	6,287,947	$60,052,718

Shares reacquired
Initial Class	(4,465,790)	$(43,629,767)	(7,082,285)	$(72,234,596)
Service Class	(1,997,047)	(17,984,137)	(4,067,618)	(37,126,375)
	(6,462,837)	$(61,613,904)	(11,149,903)	$(109,360,971)

Net change
Initial Class	(3,309,632)	$(32,600,972)	(1,201,926)	$(15,132,390)
Service Class	(990,650)	(8,827,040)	134,939	1,454,064
	(4,300,282)	$(41,428,012)	(1,066,987)	$(13,678,326)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 26%, 8%, and 5%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2019, the fund’s commitment fee and interest expense were $1,116 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,413,261	$47,025,822	$46,688,959	$(343)	$513	$4,750,294

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$40,120	$—

15

MFS Mid Cap Growth Series

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/vit1 by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/vit1 by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

16

Semiannual Report

June 30, 2019

MFS® New Discovery Series

MFS® Variable Insurance Trust

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the insurance company that offers your contract may determine that it will no longer send you paper copies of the fund’s annual and semiannual shareholder reports unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site (insurancefunds.mfs.com or other Web site of which you will be notified), and the insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company or financial intermediary.

If you already elected to receive shareholder reports by email, you will not be affected by this change and you need not take any action. If your insurance company or financial intermediary offers electronic delivery, you may elect to receive shareholder reports and other communications from the insurance company or financial intermediary by email by following the instructions provided by the insurance company or financial intermediary.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge from the insurance company or financial intermediary. You can inform the insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your insurance company or financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your insurance company or financial intermediary.

VND-SEM

MFS® New Discovery Series

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS New Discovery Series

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Slowing global growth, low inflation, and increasing trade friction between the United States and China have been hallmarks of the past 12 months. After experiencing an uptick in market volatility in late 2018, markets steadied during the first half of 2019, thanks in large measure to the adoption of a dovish policy stance on the part of global central banks, who have largely abandoned efforts to normalize interest rates and have instead focused on supporting economic growth. Trade tensions remain high as the U.S. has ratcheted up tariffs on Chinese imports and China has retaliated. A truce of sorts was reached midyear, but significant challenges continue to confront negotiators, and it is not known whether a comprehensive agreement can be reached.

With Boris Johnson replacing Theresa May as Britain’s prime minister, uncertainty over Brexit remains high. Johnson has adopted a more combative stance than his predecessor toward the European Union, increasing concerns that there will be a “hard” Brexit.

Markets expect that the longest economic expansion in U.S. history will continue for the time being, albeit at a slower pace. Nevertheless, slower growth and low inflation have spurred the U.S. Federal Reserve to take a more accommodative policy stance, prompting investors to anticipate several interest rate cuts in the coming year. The European Central Bank has adopted a similar position. The more accommodative environment has helped fuel a continued rise in global equities and has been broadly supportive of risk assets.

Since launching the first U.S. open-end mutual fund in 1924, MFS® has been committed to a single purpose: to create value by allocating capital responsibly for clients. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to uncover what we believe are the best investment opportunities in the market.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS New Discovery Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Bright Horizons Family Solutions, Inc.	1.8%
Performance Food Group Co.	1.5%
ICON PLC	1.5%
CACI International, Inc., “A”	1.5%
Masimo Corp.	1.5%
Endava PLC, ADR	1.4%
STAG Industrial, Inc., REIT	1.4%
WNS (Holdings) Ltd., ADR	1.4%
Everbridge, Inc.	1.4%
Axalta Coating Systems Ltd.	1.4%

GICS equity sectors (g)
Information Technology	26.6%
Health Care	25.3%
Consumer Discretionary	13.2%
Industrials	11.0%
Financials	7.3%
Materials	5.3%
Real Estate	3.2%
Communication Services	3.1%
Consumer Staples	2.5%
Energy	1.7%

(g)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2019.

The portfolio is actively managed and current holdings may be different.

2

MFS New Discovery Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2019 through June 30, 2019

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2019 through June 30, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/19	Ending Account Value 6/30/19	Expenses Paid During Period (p) 1/01/19-6/30/19
Initial Class	Actual	0.94%	$1,000.00	$1,313.86	$5.39
	Hypothetical (h)	0.94%	$1,000.00	$1,020.13	$4.71
Service Class	Actual	1.19%	$1,000.00	$1,311.75	$6.82
	Hypothetical (h)	1.19%	$1,000.00	$1,018.89	$5.96

(h)	5% class return per year before expenses.

(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS New Discovery Series

PORTFOLIO OF INVESTMENTS – 6/30/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.2%
Aerospace – 4.5%
CACI International, Inc., “A” (a)	55,913	$11,439,241
Cubic Corp.	140,169	9,038,097
Curtiss-Wright Corp.	31,601	4,017,435
FLIR Systems, Inc.	197,579	10,689,024

		$35,183,797

Apparel Manufacturers – 2.3%
Levi Strauss & Co., “A” (a)	433,455	$9,050,540
Skechers USA, Inc., “A” (a)	288,959	9,099,319

		$18,149,859

Automotive – 4.2%
Hella KGaA Hueck & Co.	102,292	$5,057,431
IAA, Inc. (a)	159,640	6,190,839
KAR Auction Services, Inc.	159,640	3,991,000
Stoneridge, Inc. (a)	320,186	10,101,868
Visteon Corp. (a)	128,990	7,556,234

		$32,897,372

Biotechnology – 5.4%
Aimmune Therapeutics, Inc. (a)	148,223	$3,086,003
Alder Biopharmaceuticals, Inc. (a)	331,604	3,902,979
Amicus Therapeutics, Inc. (a)	404,040	5,042,419
Bio-Techne Corp.	39,658	8,268,296
Immunomedics, Inc. (a)(l)	168,002	2,330,188
Morphosys AG, ADR (a)(l)	164,685	3,975,496
Neurocrine Biosciences, Inc. (a)	46,172	3,898,302
Sarepta Therapeutics, Inc. (a)	21,400	3,251,730
Tricida, Inc. (a)	108,768	4,291,985
Twist Bioscience Corp. (a)	129,299	3,750,964

		$41,798,362

Brokerage & Asset Managers – 3.9%
Hamilton Lane, Inc., “A”	166,085	$9,476,810
HealthEquity, Inc. (a)	75,399	4,931,094
TMX Group Ltd.	133,777	9,306,315
Tradeweb Markets, Inc.	47,933	2,099,945
WisdomTree Investments, Inc.	742,312	4,580,065

		$30,394,229

Business Services – 5.2%
CarGurus, Inc. (a)	191,740	$6,923,731
Endava PLC, ADR (a)	278,912	11,223,419
EVO Payments, Inc., “A” (a)	168,087	5,299,783
TriNet Group, Inc. (a)	82,026	5,561,363
WNS (Holdings) Ltd., ADR (a)	186,541	11,043,227

		$40,051,523

Chemicals – 1.1%
Ingevity Corp. (a)	80,069	$8,420,857

Computer Software – 8.1%
8x8, Inc. (a)	159,119	$3,834,768
Avalara, Inc. (a)	133,646	9,649,241

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Computer Software – continued
DocuSign, Inc. (a)	154,338	$7,672,142
Everbridge, Inc. (a)	123,424	11,036,574
Okta, Inc. (a)	14,452	1,784,967
Pagerduty, Inc. (a)	115,003	5,410,891
Paylocity Holding Corp. (a)	89,106	8,359,925
RingCentral, Inc. (a)	47,047	5,406,641
Zendesk, Inc. (a)	108,358	9,647,113

		$62,802,262

Computer Software – Systems – 6.4%
Box, Inc. (a)	376,277	$6,626,238
Five9, Inc. (a)	80,545	4,131,153
Pluralsight, Inc., “A” (a)	187,145	5,674,237
Proofpoint, Inc. (a)	51,625	6,207,906
Q2 Holdings, Inc. (a)	139,835	10,677,801
Rapid7, Inc. (a)	169,699	9,815,390
RealPage, Inc. (a)	112,932	6,646,048

		$49,778,773

Construction – 1.8%
Foundation Building Materials, Inc. (a)	333,361	$5,927,158
Summit Materials, Inc., “A” (a)	410,599	7,904,031

		$13,831,189

Consumer Services – 5.3%
Bright Horizons Family Solutions, Inc. (a)	93,008	$14,032,117
MakeMyTrip Ltd. (a)	329,551	8,172,865
OneSpaWorld Holdings Ltd. (a)	554,026	8,587,403
Planet Fitness, Inc. (a)	143,477	10,393,474

		$41,185,859

Electrical Equipment – 2.5%
CTS Corp.	171,575	$4,732,038
Generac Holdings, Inc. (a)	104,637	7,262,854
Littlefuse, Inc.	43,494	7,694,524

		$19,689,416

Electronics – 2.8%
Brooks Automation, Inc.	180,304	$6,986,780
Monolithic Power Systems, Inc.	31,340	4,255,345
nLIGHT, Inc. (a)	187,588	3,601,690
Silicon Laboratories, Inc. (a)	66,235	6,848,699

		$21,692,514

Entertainment – 2.2%
CTS Eventim AG	135,969	$6,326,656
Live Nation, Inc. (a)	57,772	3,827,395
Manchester United PLC, “A”	402,799	7,282,606

		$17,436,657

Food & Drug Stores – 1.0%
Grocery Outlet Holding Corp. (a)	227,888	$7,492,957

Forest & Paper Products – 1.0%
Trex Co., Inc. (a)	106,721	$7,651,896

4

MFS New Discovery Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
General Merchandise – 0.5%
Ollie’s Bargain Outlet Holdings, Inc. (a)	43,270	$3,769,250

Machinery & Tools – 0.7%
Ritchie Bros. Auctioneers, Inc.	163,891	$5,444,459

Medical & Health Technology & Services – 5.7%
Charles River Laboratories International, Inc. (a)	59,286	$8,412,683
Guardant Health, Inc. (a)	57,827	4,992,205
ICON PLC (a)	76,362	11,757,457
Medidata Solutions, Inc. (a)	49,289	4,461,147
Syneos Health, Inc. (a)	105,274	5,378,449
Teladoc Health, Inc. (a)	144,624	9,604,480

		$44,606,421

Medical Equipment – 12.0%
Adaptive Biotechnologies Corp. (a)	202,169	$9,764,763
Inspire Medical Systems, Inc. (a)	60,160	3,648,704
iRhythm Technologies, Inc. (a)	64,529	5,102,953
Masimo Corp. (a)	76,429	11,374,164
Merit Medical Systems, Inc. (a)	121,604	7,242,734
Mesa Laboratories, Inc.	18,660	4,559,384
Nevro Corp. (a)	73,544	4,767,857
OptiNose, Inc. (a)(l)	310,032	2,195,027
OrthoPediatrics Corp. (a)	142,342	5,551,338
PerkinElmer, Inc.	80,417	7,747,374
Quidel Corp. (a)	112,200	6,655,704
Silk Road Medical, Inc. (a)	97,080	4,704,497
STERIS PLC	47,620	7,089,666
TransMedics Group, Inc. (a)	128,128	3,714,431
West Pharmaceutical Services, Inc.	71,769	8,981,890

		$93,100,486

Network & Telecom – 1.3%
Interxion Holding N.V. (a)	131,309	$9,991,302

Oil Services – 1.4%
Core Laboratories N.V.	127,696	$6,675,947
Patterson-UTI Energy, Inc.	392,225	4,514,510

		$11,190,457

Other Banks & Diversified Financials – 4.1%
Bank OZK	146,213	$4,399,549
Legacytextas Financial Group, Inc.	190,891	7,771,173
Signature Bank	43,711	5,282,037
Texas Capital Bancshares, Inc. (a)	99,780	6,123,499
Wintrust Financial Corp.	108,264	7,920,594

		$31,496,852

Pharmaceuticals – 2.9%
Aquestive Therapeutics, Inc. (a)	166,061	$697,456
BridgeBio Pharma, Inc. (a)	119,884	3,233,272
Collegium Pharmaceutical, Inc. (a)	208,886	2,746,851

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Pharmaceuticals – continued
Forty Seven, Inc. (a)	116,199	$1,231,709
GW Pharmaceuticals PLC, ADR (a)(l)	27,392	4,722,107
Orchard RX Ltd., ADR (a)(l)	183,052	2,560,897
PetIQ, Inc. (a)	120,222	3,962,517
Principia Biopharma, Inc. (a)	94,248	3,128,091

		$22,282,900

Pollution Control – 0.6%
Evoqua Water Technologies LLC (a)	354,786	$5,052,153

Railroad & Shipping – 0.3%
StealthGas, Inc. (a)	624,779	$2,149,240

Real Estate – 3.2%
Big Yellow Group PLC, REIT	345,531	$4,341,994
Industrial Logistics Properties Trust, REIT	454,425	9,461,129
STAG Industrial, Inc., REIT	368,689	11,149,155

		$24,952,278

Restaurants – 1.5%
Performance Food Group Co. (a)	296,037	$11,850,361

Special Products & Services – 1.1%
Boyd Group Income Fund, IEU	69,576	$8,791,372

Specialty Chemicals – 4.1%
Axalta Coating Systems Ltd. (a)	361,781	$10,770,220
Ferro Corp. (a)	593,341	9,374,788
Ferroglobe PLC	564,766	960,102
RPM International, Inc.	63,752	3,895,885
Univar, Inc. (a)	303,828	6,696,369

		$31,697,364

Specialty Stores – 2.1%
Chewy, Inc., “A” (a)	103,469	$3,621,415
Floor & Decor Holdings, Inc. (a)	110,045	4,610,885
Hudson Ltd., “A” (a)	597,159	8,234,823

		$16,467,123

Total Common Stocks (Identified Cost, $593,788,627)		$771,299,540

INVESTMENT COMPANIES (h) – 1.7%
Money Market Funds – 1.7%
MFS Institutional Money Market Portfolio, 2.42% (v) (Identified Cost, $12,700,923)	12,700,986	$12,702,256

COLLATERAL FOR SECURITIES LOANED – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.36% (j) (Identified Cost, $817,037)	817,037	$817,037

OTHER ASSETS, LESS LIABILITIES – (1.0)%		(7,561,570)

NET ASSETS – 100.0%		$777,257,263

5

MFS New Discovery Series

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $12,702,256 and $772,116,577, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan. See Note 2 for additional information.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

IEU	International Equity Unit

REIT	Real Estate Investment Trust

See Notes to Financial Statements

6

MFS New Discovery Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/19

Assets
Investments in unaffiliated issuers, at value, including $3,704,206 of securities on loan (identified cost, $594,605,664)	$772,116,577
Investments in affiliated issuers, at value (identified cost, $12,700,923)	12,702,256
Cash	18,126
Receivables for
Investments sold	1,362,709
Fund shares sold	198,678
Interest and dividends	213,314
Other assets	1,451
Total assets	$786,613,111

Liabilities
Payables for
Investments purchased	$6,455,196
Fund shares reacquired	1,815,715
Collateral for securities loaned, at value (c)	817,037
Payable to affiliates
Investment adviser	67,886
Administrative services fee	1,225
Shareholder servicing costs	1,267
Distribution and/or service fees	11,834
Payable for independent Trustees’ compensation	12
Accrued expenses and other liabilities	185,676
Total liabilities	$9,355,848
Net assets	$777,257,263

Net assets consist of
Paid-in capital	$426,513,605
Total distributable earnings (loss)	350,743,658
Net assets	$777,257,263
Shares of beneficial interest outstanding	35,797,536

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$334,257,490	14,573,714	$22.94
Service Class	442,999,773	21,223,822	20.87

(c)	Non-cash collateral is not included.

See Notes to Financial Statements

7

MFS New Discovery Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/19

Net investment income (loss)
Income
Dividends	$1,981,729
Dividends from affiliated issuers	171,993
Income on securities loaned	60,015
Other	32,601
Foreign taxes withheld	(62,602)
Total investment income	$2,183,736
Expenses
Management fee	$3,270,565
Distribution and/or service fees	514,268
Shareholder servicing costs	14,796
Administrative services fee	56,000
Independent Trustees’ compensation	10,063
Custodian fee	25,520
Shareholder communications	50,721
Audit and tax fees	29,277
Legal fees	3,357
Miscellaneous	17,298
Total expenses	$3,991,865
Reduction of expenses by investment adviser	(58,423)
Net expenses	$3,933,442
Net investment income (loss)	$(1,749,706)

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$37,030,299
Affiliated issuers	1,801
Foreign currency	1,213
Net realized gain (loss)	$37,033,313
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$158,604,429
Affiliated issuers	1,153
Translation of assets and liabilities in foreign currencies	90
Net unrealized gain (loss)	$158,605,672
Net realized and unrealized gain (loss)	$195,638,985
Change in net assets from operations	$193,889,279

See Notes to Financial Statements

8

MFS New Discovery Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/19	Year ended 12/31/18
	(unaudited)
Change in net assets

From operations
Net investment income (loss)	$(1,749,706)	$(4,370,199)
Net realized gain (loss)	37,033,313	145,027,607
Net unrealized gain (loss)	158,605,672	(144,035,189)
Change in net assets from operations	$193,889,279	$(3,377,781)
Total distributions to shareholders	$—	$(102,401,393)
Change in net assets from fund share transactions	$(47,582,773)	$(13,116,105)
Total change in net assets	$146,306,506	$(118,895,279)

Net assets
At beginning of period	630,950,757	749,846,036
At end of period	$777,257,263	$630,950,757

See Notes to Financial Statements

9

MFS New Discovery Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/19		Year ended
			12/31/18	12/31/17	12/31/16		12/31/15	12/31/14

	(unaudited)

Net asset value, beginning of period	$17.46		$20.10	$16.18	$15.49		$16.32	$22.07

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)		$(0.09)	$(0.07)	$0.00	(c)(w)	$(0.08)	$(0.09)
Net realized and unrealized gain (loss)	5.52		0.35	4.34	1.40		(0.22)	(1.42)
Total from investment operations	$5.48		$0.26	$4.27	$1.40		$(0.30)	$(1.51)

Less distributions declared to shareholders
From net realized gain	$—		$(2.90)	$(0.35)	$(0.71)		$(0.53)	$(4.24)
Net asset value, end of period (x)	$22.94		$17.46	$20.10	$16.18		$15.49	$16.32
Total return (%) (k)(r)(s)(x)	31.39	(n)	(1.48)	26.65	9.05	(c)	(1.89)	(7.26)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.96	(a)	0.96	0.97	0.94	(c)	0.96	0.96
Expenses after expense reductions (f)	0.94	(a)	0.94	0.94	0.92	(c)	0.94	0.95
Net investment income (loss)	(0.34	)(a)	(0.43)	(0.37)	0.02	(c)	(0.48)	(0.46)
Portfolio turnover	30	(n)	71	58	63		60	96
Net assets at end of period (000 omitted)	$334,257		$272,039	$316,949	$292,368		$312,151	$391,474

Service Class	Six months ended 6/30/19		Year ended
			12/31/18	12/31/17	12/31/16		12/31/15	12/31/14

	(unaudited)

Net asset value, beginning of period	$15.91		$18.57	$15.01	$14.45		$15.30	$21.02

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)		$(0.13)	$(0.10)	$(0.03	)(c)	$(0.11)	$(0.13)
Net realized and unrealized gain (loss)	5.02		0.37	4.01	1.30		(0.21)	(1.35)
Total from investment operations	$4.96		$0.24	$3.91	$1.27		$(0.32)	$(1.48)

Less distributions declared to shareholders
From net realized gain	$—		$(2.90)	$(0.35)	$(0.71)		$(0.53)	$(4.24)
Net asset value, end of period (x)	$20.87		$15.91	$18.57	$15.01		$14.45	$15.30
Total return (%) (k)(r)(s)(x)	31.18	(n)	(1.72)	26.33	8.80	(c)	(2.15)	(7.49)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.21	(a)	1.21	1.22	1.19	(c)	1.21	1.21
Expenses after expense reductions (f)	1.19	(a)	1.19	1.19	1.17	(c)	1.19	1.20
Net investment income (loss)	(0.59	)(a)	(0.68)	(0.62)	(0.23	)(c)	(0.73)	(0.72)
Portfolio turnover	30	(n)	71	58	63		60	96
Net assets at end of period (000 omitted)	$443,000		$358,912	$432,897	$380,884		$388,966	$469,245

See Notes to Financial Statements

10

MFS New Discovery Series

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS New Discovery Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS New Discovery Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset

12

MFS New Discovery Series

Notes to Financial Statements (unaudited) – continued

value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$771,299,540	$—	$—	$771,299,540
Mutual Funds	13,519,293	—	—	13,519,293
Total	$784,818,833	$—	$—	$784,818,833

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $3,704,206. The fair value of the fund’s investment securities on loan and a related liability of $817,037 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $2,935,294 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be

13

MFS New Discovery Series

Notes to Financial Statements (unaudited) – continued

recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/18
Ordinary income (including any short-term capital gains)	$25,836,100
Long-term capital gains	76,565,293
Total distributions	$102,401,393

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/19

Cost of investments	$609,492,717
Gross appreciation	213,144,939
Gross depreciation	(37,818,823)
Net unrealized appreciation (depreciation)	$175,326,116

As of 12/31/18

Undistributed ordinary income	47,069,448
Undistributed long-term capital gain	92,954,744
Other temporary differences	(518)
Net unrealized appreciation (depreciation)	16,830,705

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share

14

MFS New Discovery Series

Notes to Financial Statements (unaudited) – continued

dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net realized gain

	Six months ended 6/30/19	Year ended 12/31/18
Initial Class	$—	$41,425,844
Service Class	—	60,975,549
Total	$—	$102,401,393

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.90%
In excess of $1 billion	0.80%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2019, this management fee reduction amounted to $35,023, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2019 was equivalent to an annual effective rate of 0.89% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.94% of average daily net assets for the Initial Class shares and 1.19% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2021. For the six months ended June 30, 2019, this reduction amounted to $23,400, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2019, the fee was $13,145, which equated to 0.0036% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2019, these costs amounted to $1,651.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2019 was equivalent to an annual effective rate of 0.0154% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) had entered into a service agreement (the ISO Agreement) which provided for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino served as the ISO and was an officer of the funds and the sole member of Tarantino LLC. Effective June 30, 2019, Mr. Tarantino retired from his position as ISO for the funds, and the ISO Agreement was

15

MFS New Discovery Series

Notes to Financial Statements (unaudited) – continued

terminated. For the six months ended June 30, 2019, the fee paid by the fund under this agreement was $854 and is included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2019, the fund engaged in sale transactions pursuant to this policy, which amounted to $430,148. The sales transactions resulted in net realized gains (losses) of $83,664.

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2019, this reimbursement amounted to $32,477, which is included in “Other” income in the Statement of Operations.

(4)	Portfolio Securities

For the six months ended June 30, 2019, purchases and sales of investments, other than short-term obligations, aggregated $216,895,017 and $264,298,906, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/19		Year ended 12/31/18

	Shares	Amount	Shares	Amount
Shares sold
Initial Class	736,793	$14,663,921	1,335,731	$28,577,256
Service Class	1,325,999	25,209,324	2,940,782	57,380,560
	2,062,792	$39,873,245	4,276,513	$85,957,816

Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	1,916,976	$41,425,844
Service Class	—	—	3,093,635	60,975,549
	—	$—	5,010,611	$102,401,393

Shares reacquired
Initial Class	(1,742,477)	$(36,643,362)	(3,444,747)	$(72,836,695)
Service Class	(2,660,170)	(50,812,656)	(6,791,905)	(128,638,619)
	(4,402,647)	$(87,456,018)	(10,236,652)	$(201,475,314)

Net change
Initial Class	(1,005,684)	$(21,979,441)	(192,040)	$(2,833,595)
Service Class	(1,334,171)	(25,603,332)	(757,488)	(10,282,510)
	(2,339,855)	$(47,582,773)	(949,528)	$(13,116,105)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio was the owner of record of approximately 3% of the value of outstanding voting shares of the fund. In addition, the MFS Growth Allocation Portfolio and the MFS Conservative Allocation Portfolio was the owner of record of less than 1% of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2019, the fund’s commitment fee and interest expense were $2,132 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

16

MFS New Discovery Series

Notes to Financial Statements (unaudited) – continued

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$7,829,160	$112,863,654	$107,993,512	$1,801	$1,153	$12,702,256

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$171,993	$—

17

MFS New Discovery Series

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/vit1 by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/vit1 by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

18

Semiannual Report

June 30, 2019

MFS® Total Return Bond Series

MFS® Variable Insurance Trust

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the insurance company that offers your contract may determine that it will no longer send you paper copies of the fund’s annual and semiannual shareholder reports unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site (insurancefunds.mfs.com or other Web site of which you will be notified), and the insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company or financial intermediary.

If you already elected to receive shareholder reports by email, you will not be affected by this change and you need not take any action. If your insurance company or financial intermediary offers electronic delivery, you may elect to receive shareholder reports and other communications from the insurance company or financial intermediary by email by following the instructions provided by the insurance company or financial intermediary.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge from the insurance company or financial intermediary. You can inform the insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your insurance company or financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your insurance company or financial intermediary.

VFB-SEM

MFS® Total Return Bond Series

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Total Return Bond Series

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Slowing global growth, low inflation, and increasing trade friction between the United States and China have been hallmarks of the past 12 months. After experiencing an uptick in market volatility in late 2018, markets steadied during the first half of 2019, thanks in large measure to the adoption of a dovish policy stance on the part of global central banks, who have largely abandoned efforts to normalize interest rates and have instead focused on supporting economic growth. Trade tensions remain high as the U.S. has ratcheted up tariffs on Chinese imports and China has retaliated. A truce of sorts was reached midyear, but significant challenges continue to confront negotiators, and it is not known whether a comprehensive agreement can be reached.

With Boris Johnson replacing Theresa May as Britain’s prime minister, uncertainty over Brexit remains high. Johnson has adopted a more combative stance than his predecessor toward the European Union, increasing concerns that there will be a “hard” Brexit.

Markets expect that the longest economic expansion in U.S. history will continue for the time being, albeit at a slower pace. Nevertheless, slower growth and low inflation have spurred the U.S. Federal Reserve to take a more accommodative policy stance, prompting investors to anticipate several interest rate cuts in the coming year. The European Central Bank has adopted a similar position. The more accommodative environment has helped fuel a continued rise in global equities and has been broadly supportive of risk assets.

Since launching the first U.S. open-end mutual fund in 1924, MFS® has been committed to a single purpose: to create value by allocating capital responsibly for clients. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to uncover what we believe are the best investment opportunities in the market.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

MFS Total Return Bond Series

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Investment Grade Corporates	36.4%
Mortgage-Backed Securities	24.4%
U.S. Treasury Securities	12.7%
Commercial Mortgage-Backed Securities	9.9%
Collateralized Debt Obligations	5.7%
High Yield Corporates	4.0%
Asset-Backed Securities	3.4%
Municipal Bonds	2.2%
U.S. Government Agencies	1.8%
Emerging Markets Bonds	1.7%
Residential Mortgage-Backed Securities	0.5%
Non-U.S. Government Bonds	0.2%

Composition including fixed income credit quality (a)(i)
AAA	11.2%
AA	5.4%
A	13.2%
BBB	25.6%
BB	6.1%
B	1.2%
CCC	0.3%
D (o)	0.0%
U.S. Government	6.6%
Federal Agencies	26.2%
Not Rated	7.1%
Cash & Cash Equivalents	0.8%
Other	(3.7)%

Portfolio facts (i)
Average Duration (d)	5.6
Average Effective Maturity (m)	8.4 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

MFS Total Return Bond Series

Portfolio Composition – continued

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.

Percentages are based on net assets as of June 30, 2019.

The portfolio is actively managed and current holdings may be different.

MFS Total Return Bond Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2019 through June 30, 2019

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2019 through June 30, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/19	Ending Account Value 6/30/19	Expenses Paid During Period (p) 1/01/19-6/30/19
Initial Class	Actual	0.53%	$1,000.00	$1,072.73	$2.72
	Hypothetical (h)	0.53%	$1,000.00	$1,022.17	$2.66
Service Class	Actual	0.78%	$1,000.00	$1,070.80	$4.00
	Hypothetical (h)	0.78%	$1,000.00	$1,020.93	$3.91

(h)	5% class return per year before expenses.

(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MFS Total Return Bond Series

PORTFOLIO OF INVESTMENTS – 6/30/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
BONDS – 98.4%
Aerospace – 0.3%
TransDigm, Inc., 6.5%, 7/15/2024	$5,985,000	$6,052,331

Asset-Backed & Securitized – 19.4%
Allegro CLO Ltd., 2014-1RA, “A2”, FLR, 4.191% (LIBOR - 3mo. + 1.6%), 10/21/2028 (n)	$5,554,267	$5,497,069
ALM Loan Funding, CLO, 2015-12A, “A1R2”, FLR, 3.491% (LIBOR - 3mo. + 0.89%), 4/16/2027 (n)	6,793,000	6,788,442
ALM V Ltd., 2012-5A, “A2R3”, FLR, 3.851% (LIBOR - 3mo. + 1.25%), 10/18/2027 (z)	4,010,000	3,973,132
ALM V Ltd., 2012-5A, “BR3”, FLR, 4.25% (LIBOR - 3mo. + 1.7%), 10/18/2027 (z)	1,750,000	1,727,378
Arbor Realty CLO Ltd., 2017-FL2, “C”, FLR, 4.744% (LIBOR - 1mo. + 2.35%), 8/15/2027 (n)	1,494,500	1,499,614
Arbor Realty CLO Ltd., 2018-FL1, “A”, FLR, 3.544% (LIBOR - 1mo. + 1.15%), 6/15/2028 (n)	7,720,000	7,736,776
Arbor Realty Trust, Inc., CLO, 2019-FL1, “D”, FLR, 5% (LIBOR - 1mo. + 2.5%), 5/15/2037 (z)	6,995,000	7,025,554
Atrium XII Corp., 2012-A, “B1R”, FLR, 3.941% (LIBOR - 3mo. + 1.35%), 4/22/2027 (n)	7,430,000	7,389,781
Bancorp Commercial Mortgage Trust, 2017-CRE2, “B”, FLR, 3.994% (LIBOR - 1mo. + 1.6%), 8/15/2032 (n)	2,312,000	2,306,111
Bancorp Commercial Mortgage Trust, 2018-CR3, “A”, FLR, 3.244% (LIBOR -1mo. + 0.85%), 1/15/2033 (n)	4,786,316	4,763,990
Bancorp Commercial Mortgage Trust, 2018-CR3, “AS”, FLR, 3.644% (LIBOR - 1mo. + 1.25%), 1/15/2033 (n)	3,929,321	3,928,710
Bancorp Commercial Mortgage Trust, 2018-CR3, “D”, FLR, 5.094% (LIBOR - 1mo. + 2.7%), 1/15/2033 (z)	1,668,091	1,676,075
Bancorp Commercial Mortgage Trust, 2018-CRE4, “AS”, FLR, 3.494% (LIBOR - 1mo. + 1.1%), 9/15/2035 (n)	2,255,000	2,242,319
Bancorp Commercial Mortgage Trust, 2018-CRE4, “B”, FLR, 3.644% (LIBOR - 1mo. + 1.25%), 9/15/2035 (n)	2,030,000	2,018,182
Bancorp Commercial Mortgage Trust, 2018-CRE4, “D”, FLR, 4.494% (LIBOR - 1mo. + 2.1%), 9/15/2035 (z)	1,465,000	1,468,179
Bancorp Commercial Mortgage Trust, 2019-CRE5, “A”, FLR, 3.394% (LIBOR - 1mo. + 1%), 3/15/2036 (n)	4,564,929	4,566,358
Bancorp Commercial Mortgage Trust, 2019-CRE5, “AS”, FLR, 3.744% (LIBOR - 1mo. + 1.35%), 3/15/2036 (n)	1,394,437	1,396,180

Issuer	Shares/Par	Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
Bayview Commercial Asset Trust, 0%, 12/25/2036 (i)(z)	$118,709	$12
Bayview Financial Revolving Mortgage Loan Trust, FLR, 4.002% (LIBOR - 1mo. + 1.6%), 12/28/2040 (z)	68,711	66,211
Bear Stearns Cos., Inc., “A2”, FLR, 2.854% (LIBOR - 1mo. + 0.45%), 12/25/2042	443,196	436,390
Benchmark Mortgage Trust, 2019-B10, “A4”, 3.717%, 3/15/2062	9,521,000	10,276,254
BSPRT Ltd., 2019-FL5, “C”, FLR, 4.478% (LIBOR - 1mo. + 2%), 5/15/2029 (z)	3,295,000	3,297,059
Business Jet Securities LLC, 2018-1, “A”, 4.335%, 2/15/2033 (n)	8,132,551	8,219,723
Chesapeake Funding II LLC, 2016-1A, “A1”, 2.11%, 3/15/2028 (n)	595,995	595,681
Chesapeake Funding II LLC, 2017-4A, “A1”, 2.12%, 11/15/2029 (n)	4,285,939	4,273,242
Chesapeake Funding II LLC, 2018-1A, “A1”, 3.04%, 4/15/2030 (n)	4,693,832	4,739,600
Citigroup Commercial Mortgage Trust, 2014-GC25, “A4”, 3.635%, 10/10/2047	3,128,793	3,312,240
Commercial Mortgage Pass-Through Certificates, “A4”, 3.183%, 2/10/2048	7,671,000	7,955,303
Commercial Mortgage Pass-Through Certificates, 2019-BN17, “A4”, 3.714%, 4/15/2052	5,904,000	6,368,202
Commercial Mortgage Trust, “A4”, 3.147%, 8/15/2045	3,950,000	4,033,234
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	10,000,000	10,651,189
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	2,888,848	3,089,861
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	12,940,000	13,656,036
CPS Auto Trust, 2019-B, “B”, 3.09%, 4/17/2023 (z)	2,302,000	2,325,647
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	2,695,346	2,819,797
Cutwater Ltd., 2014-1A, “BR”, FLR, 4.996% (LIBOR - 3mo. + 2.4%), 7/15/2026 (n)	3,135,000	3,124,479
Cutwater Ltd., 2015-IA, “BR”, FLR, 4.396% (LIBOR - 3mo. + 1.8%), 1/15/2029 (z)	10,770,000	10,734,782
Drive Auto Receivables Trust, 2017-1, “C”, 2.84%, 4/15/2022	2,326,344	2,328,251
DT Auto Owner Trust, 2019-2A, “C”, 3.18%, 2/18/2025 (z)	3,392,000	3,425,551
Exantas Capital Corp. CLO Ltd., 2018-RS06, “B”, FLR, 3.544% (LIBOR - 1mo. + 1.15%), 6/15/2035 (n)	2,090,000	2,090,026

MFS Total Return Bond Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
Exantas Capital Corp. CLO Ltd., 2019-RS07, “B”, FLR, 4.094% (LIBOR - 1mo. + 1.7%), 4/15/2036 (n)	$2,753,500	$2,757,859
Figueroa CLO Ltd., 2013-2A, “BRR”, FLR, 4.236% (LIBOR - 3mo. + 1.85%), 6/20/2027 (z)	1,145,000	1,137,828
Flatiron CLO Ltd., 2013-1A, “A1R”, FLR, 3.748% (LIBOR - 3mo. + 1.16%), 1/17/2026 (n)	2,256,311	2,255,890
Flatiron CLO Ltd., 2015-1A, “BR”, FLR, 3.996% (LIBOR - 3mo. + 1.4%), 4/15/2027 (n)	10,675,817	10,664,606
Flatiron CLO Ltd., 2015-1A, “CR”, FLR, 4.496% (LIBOR - 3mo. + 1.9%), 4/15/2027 (n)	1,970,000	1,959,382
Ford Credit Auto Owner Trust, 2014-2, “A”, 2.31%, 4/15/2026 (n)	10,726,000	10,717,871
Fort CRE LLC, 2018-1A, “A1”, FLR, 3.754% (LIBOR - 1mo. + 1.35%), 11/21/2035 (n)	6,199,500	6,199,488
Galaxy CLO Ltd., 2018-29A, “A”, FLR, 3.308% (LIBOR - 3mo. + 0.79%), 11/15/2026 (z)	6,537,397	6,521,433
Galaxy CLO Ltd., 2018-29A, “B”, FLR, 3.918% (LIBOR - 3mo. + 1.4%), 11/15/2026 (z)	2,878,803	2,875,852
GMF Floorplan Owner Revolving Trust, 2017-1, “A2”, FLR, 2.964% (LIBOR - 1mo. + 0.57%), 1/18/2022 (n)	14,876,000	14,920,630
GMF Floorplan Owner Revolving Trust, 2017-2, “C”, 2.63%, 7/15/2022 (n)	3,932,000	3,930,201
Grand Avenue CRE Ltd., 2019-FL1, “A”, 3.445%, 6/15/2037 (n)	3,782,500	3,789,592
Granite Point Mortgage Trust, Inc., FLR, 3.283% (LIBOR - 1mo. + 0.9%), 11/21/2035 (n)	2,876,425	2,876,425
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	7,904,407	8,276,396
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 4.3% (LIBOR - 3mo. + 1.7%), 7/18/2031 (z)	6,545,000	6,458,128
Hunt CRE Ltd., 2018-FL2, “AS”, FLR, 3.844% (LIBOR - 1mo. + 1.45%), 8/15/2028 (n)	875,000	876,633
Hunt CRE Ltd., 2018-FL2, “B”, FLR, 4.044% (LIBOR - 1mo. + 1.65%), 8/15/2028 (z)	1,800,000	1,803,954
Hunt CRE Ltd., 2018-FL2, “C”, FLR, 4.744% (LIBOR - 1mo. + 2.35%), 8/15/2028 (z)	595,000	595,744
Invitation Homes Trust, 2018-SFR1, “B”, FLR, 3.094% (LIBOR - 1mo. + 0.7%), 3/17/2037 (n)	9,780,911	9,658,592
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	12,188,428	12,646,372

Issuer	Shares/Par	Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
JPMorgan Chase Commercial Mortgage Securities Corp., 5.943%, 7/15/2042 (n)(q)	$34,046	$23,102
JPMorgan Chase Commercial Mortgage Securities Corp., 3.454%, 9/15/2050	7,520,623	7,903,761
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, 4.171%, 8/15/2046	341,082	351,602
JPMorgan Mortgage Trust, “A1”, 4.442%, 10/25/2033	118,770	122,302
KKR Real Estate Financial Trust, Inc., 2018-FL1, “C”, FLR, 4.394% (LIBOR -1mo. + 2%), 6/15/2036 (n)	5,197,500	5,210,494
Lehman Brothers Commercial Conduit Mortgage Trust, 1.116%, 2/18/2030 (i)	3,294	0
LoanCore Ltd., 2018-CRE1, “AS”, FLR, 3.894% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	8,900,000	8,922,246
LoanCore Ltd., 2018-CRE1, “C”, FLR, 4.944% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	2,340,000	2,353,195
LoanCore Ltd., 2018-CRE1, “C”, FLR, 4.344% (LIBOR - 1mo. + 1.95%), 4/15/2034 (z)	1,524,500	1,530,675
LoanCore Ltd., 2018-CRE1/CRE3, “B”, FLR, 3.994% (LIBOR - 1mo. + 1.6%), 4/15/2034 (z)	2,082,000	2,087,189
LoanCore Ltd., 2019-CRE2, “D”, FLR, 4.844% (LIBOR - 1mo. + 2.45%), 5/09/2036 (z)	1,121,500	1,127,126
LoanCore Ltd., 2019-CRE3, “AS”, FLR, 3.764% (LIBOR - 1mo. + 1.37%), 4/15/2034 (n)	1,618,000	1,620,035
Loomis, Sayles & Co., CLO, 2015-2A, “A1R”, FLR, 3.496% (LIBOR - 3mo. + 0.9%), 4/15/2028 (n)	3,000,000	2,982,828
Merrill Lynch Mortgage Investors, Inc., “A”, 4.435%, 5/25/2036	264,884	270,713
Merrill Lynch Mortgage Investors, Inc., “A5”, 4.343%, 4/25/2035	175,541	169,062
Morgan Stanley Bank of America/Merrill Lynch Trust, “A4”, 3.176%, 8/15/2045	5,000,000	5,117,321
Navistar Financial Dealer Note Master Owner (NAVMT), 2019-1, “A”, FLR, 3.053% (LIBOR - 1mo. + 0.64%), 5/28/2024 (z)	6,175,000	6,175,593
Neuberger Berman CLO Ltd., 2017-16SA, “B”, FLR, 3.846% (LIBOR - 3mo. + 1.25%), 1/15/2028 (z)	4,360,000	4,294,552
NextGear Floorplan Master Owner Trust, 2018-1A, “A2”, 3.22%, 2/15/2023 (n)	3,250,000	3,294,988
Oaktree CLO Ltd., 2014-2A, “BR”, FLR, 5.141% (LIBOR - 3mo. + 2.55%), 10/20/2026 (n)	1,450,000	1,447,505
OCP CLO Ltd., 2015-9A, “A2R”, FLR, 3.946% (LIBOR - 3mo. + 1.35%), 7/15/2027 (z)	6,280,000	6,228,768

MFS Total Return Bond Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
Parallel Ltd., 2015-1A, “C1R”, FLR, 4.341% (LIBOR - 3mo. + 1.75%), 7/20/2027 (n)	$1,680,000	$1,652,616
Parallel Ltd., 2015-1A, “C2R”, FLR, 4.341% (LIBOR - 3mo. + 1.75%), 7/20/2027 (n)	1,810,000	1,780,497
Preferred Term Securities XIX Ltd., CDO, FLR, 2.76% (LIBOR - 3mo. + 0.35%), 12/22/2035 (z)	279,335	259,083
Race Point CLO Ltd., 2013-8A, “AR”, FLR, 3.859% (LIBOR - 3mo. + 1.34%), 2/20/2030 (n)	5,825,355	5,830,063
Residential Funding Mortgage Securities, Inc., 5.32%, 12/25/2035	29,237	28,600
Santander Retail Auto Lease Trust, 2019-A, “B”, 3.01%, 5/22/2023 (z)	3,222,000	3,263,518
Shelter Growth CRE, 2018-FL1, “B”, FLR, 3.894% (LIBOR - 1mo. + 1.5%), 1/15/2035 (z)	3,381,750	3,388,077
TICP CLO Ltd., 2018-IA, “A2”, FLR, 4.086% (LIBOR - 3mo. + 1.5%), 4/26/2028 (z)	6,750,828	6,682,889
UBS Commercial Mortgage Trust 2017-C8, “A4”, 3.983%, 2/15/2051	2,145,766	2,339,770
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	13,071,416	13,889,620
West CLO Ltd., 2014-1A, “A2R”, FLR, 3.95% (LIBOR - 3mo. + 1.35%), 7/18/2026 (n)	8,174,074	8,124,588
West CLO Ltd., 2014-1A, “CR”, FLR, 5.6% (LIBOR - 3mo. + 3%), 7/18/2026 (n)	1,680,000	1,680,156
Wind River CLO Ltd., 2012-1A, “CR2”, 1%, 1/15/2026 (z)	5,112,331	5,112,331
Wind River CLO Ltd., 2015-2A, “CR”, FLR, 4.296% (LIBOR - 1mo. + 1.7%), 10/15/2027 (n)	975,000	960,237

		$400,970,598

Automotive – 0.7%
Allison Transmission, Inc., 4.75%, 10/01/2027 (n)	$6,375,000	$6,327,187
General Motors Co., 4.875%, 10/02/2023	4,291,000	4,550,624
General Motors Co., 5.2%, 4/01/2045	4,005,000	3,824,508

		$14,702,319

Broadcasting – 0.8%
Fox Corp., 4.709%, 1/25/2029 (n)	$8,554,000	$9,569,765
Netflix, Inc., 4.875%, 4/15/2028	6,890,000	7,105,312

		$16,675,077

Brokerage & Asset Managers – 1.9%
Charles Schwab Corp., 3.2%, 3/02/2027	$9,227,000	$9,503,608
Charles Schwab Corp., 3.2%, 1/25/2028	2,607,000	2,692,294
E*TRADE Financial Corp., 3.8%, 8/24/2027	5,435,000	5,472,578

Issuer	Shares/Par	Value ($)
BONDS – continued
Brokerage & Asset Managers – continued
E*TRADE Financial Corp., 4.5%, 6/20/2028	$3,485,000	$3,664,564
Intercontinental Exchange, Inc., 3.75%, 9/21/2028	3,417,000	3,683,393
Raymond James Financial, Inc., 4.95%, 7/15/2046	8,066,000	9,099,157
TD Ameritrade Holding Corp., 2.95%, 4/01/2022	1,773,000	1,805,059
TD Ameritrade Holding Corp., 3.3%, 4/01/2027	3,034,000	3,130,374

		$39,051,027

Building – 1.2%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	$8,330,000	$8,842,694
Martin Marietta Materials, Inc., 3.45%, 6/01/2027	1,407,000	1,399,667
Martin Marietta Materials, Inc., 4.25%, 12/15/2047	3,819,000	3,579,872
Masco Corp., 4.375%, 4/01/2026	6,170,000	6,472,229
Standard Industries, Inc., 5.375%, 11/15/2024 (n)	2,645,000	2,737,575
Standard Industries, Inc., 6%, 10/15/2025 (n)	2,645,000	2,807,006

		$25,839,043

Business Services – 1.0%
Equinix, Inc., 5.375%, 5/15/2027	$6,006,000	$6,438,252
Fidelity National Information Services, Inc., 3%, 8/15/2026	7,885,000	7,978,401
Fidelity National Information Services, Inc., 4.75%, 5/15/2048	1,507,000	1,682,026
Fiserv, Inc., 3.5%, 7/01/2029	3,911,000	4,020,053

		$20,118,732

Cable TV – 1.7%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024	$3,865,000	$3,951,479
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	7,676,000	8,333,399
CSC Holdings LLC, 5.5%, 5/15/2026 (n)	6,560,000	6,879,472
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)	7,020,000	7,274,475
Time Warner Cable, Inc., 4.5%, 9/15/2042	3,721,000	3,476,928
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	290,000	390,813
Videotron Ltd., 5%, 7/15/2022	4,605,000	4,823,737

		$35,130,303

Computer Software – 0.8%
Dell Investments LLC/EMC Corp., 5.3%, 10/01/2029 (n)	$10,112,000	$10,656,026
Microsoft Corp., 4.1%, 2/06/2037	5,836,000	6,658,650

		$17,314,676

MFS Total Return Bond Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Computer Software – Systems – 0.3%
Apple, Inc., 4.375%, 5/13/2045	$4,792,000	$5,461,626

Conglomerates – 0.8%
United Technologies Corp., 4.125%, 11/16/2028	$2,100,000	$2,307,064
United Technologies Corp., 4.05%, 5/04/2047	5,638,000	6,017,007
Wabtec Corp., 4.95%, 9/15/2028	7,993,000	8,570,249

		$16,894,320

Consumer Products – 1.0%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	$6,765,000	$7,054,981
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	13,673,000	13,776,852

		$20,831,833

Consumer Services – 0.6%
Priceline Group, Inc., 2.75%, 3/15/2023	$1,728,000	$1,752,233
Priceline Group, Inc., 3.65%, 3/15/2025	3,610,000	3,815,458
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2026 (n)	2,145,000	1,524,694
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2029 (n)	6,221,000	3,768,718
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2031 (n)	2,145,000	1,149,924

		$12,011,027

Containers – 0.6%
ARD Finance S.A., 7.125%, 9/15/2023	$5,245,000	$5,363,012
Crown Americas LLC/Crown
Americas Capital Corp. VI, 4.75%, 2/01/2026	6,980,000	7,171,950

		$12,534,962

Electronics – 0.8%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027	$8,020,000	$7,858,808
Broadcom, Inc., 3.625%, 10/15/2024 (z)	8,720,000	8,763,346

		$16,622,154

Emerging Market Quasi-Sovereign – 1.3%
Petrobras Global Finance B.V., 5.75%, 2/01/2029	$5,930,000	$6,181,432
Saudi Arabian Oil Co., 3.5%, 4/16/2029 (z)	5,389,000	5,458,336
State Grid Overseas Investment (2016) Ltd., 2.75%, 5/04/2022 (n)	15,191,000	15,239,065

		$26,878,833

Energy – Integrated – 0.4%
Eni S.p.A., 4%, 9/12/2023 (n)	$5,485,000	$5,715,218
Shell International Finance B.V., 3.75%, 9/12/2046	2,634,000	2,788,701

		$8,503,919

Entertainment – 0.3%
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	$7,151,000	$7,262,734

Issuer	Shares/Par	Value ($)
BONDS – continued
Financial Institutions – 0.7%
Avolon Holdings Funding Ltd., 5.25%, 5/15/2024 (n)	$5,845,000	$6,244,740
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	4,754,000	4,870,853
GE Capital International Funding Co., 4.418%, 11/15/2035	3,160,000	3,127,631

		$14,243,224

Food & Beverages – 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.9%, 2/01/2046	$3,064,000	$3,411,555
Anheuser-Busch InBev Worldwide, Inc., 3.7%, 2/01/2024	2,400,000	2,526,984
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 1/23/2039	2,702,000	3,215,555
Conagra Brands, Inc., 4.6%, 11/01/2025	4,150,000	4,517,711

		$13,671,805

Gaming & Lodging – 0.3%
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	$4,350,000	$4,663,983
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	2,257,000	2,418,150

		$7,082,133

Health Maintenance Organizations – 0.5%
Cigna Corp., 3.75%, 7/15/2023 (n)	$9,040,000	$9,411,844

Industrial – 0.3%
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	$5,245,000	$5,336,788

Insurance – 1.0%
American International Group, Inc., 3.75%, 7/10/2025	$4,804,000	$5,029,512
American International Group, Inc., 3.9%, 4/01/2026	5,113,000	5,351,281
American International Group, Inc., 4.7%, 7/10/2035	2,777,000	3,045,795
Lincoln National Corp., 3.8%, 3/01/2028	1,785,000	1,873,805
Principal Financial Group, Inc., 3.4%, 5/15/2025	4,724,000	4,883,086

		$20,183,479

Insurance – Health – 0.4%
UnitedHealth Group, Inc., 2.375%, 10/15/2022	$8,997,000	$9,023,503

Insurance – Property & Casualty – 1.8%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$6,835,000	$6,909,438
Aon Corp., 3.75%, 5/02/2029	7,982,000	8,319,214
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	5,369,000	5,660,897
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	3,359,000	3,687,247

MFS Total Return Bond Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Insurance – Property & Casualty – continued
Marsh & McLennan Cos., Inc., 4.375%, 3/15/2029	$1,962,000	$2,164,670
Marsh & McLennan Cos., Inc., 4.2%, 3/01/2048	9,949,000	10,507,578
Swiss Re Ltd., 4.25%, 12/06/2042 (n)	926,000	1,004,027

		$38,253,071

International Market Quasi-Sovereign – 0.1%
Electricite de France S.A., 4.875%, 9/21/2038 (n)	$2,687,000	$3,058,842

Machinery & Tools – 0.2%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$1,209,000	$1,258,144
CNH Industrial Capital LLC, 3.85%, 11/15/2027	3,385,000	3,380,221

		$4,638,365

Major Banks – 6.1%
ABN AMRO Bank N.V., 4.8%, 4/18/2026 (n)	$5,000,000	$5,384,268
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028	8,376,000	8,618,870
Bank of America Corp., 4.443% to 1/20/2047, FLR (LIBOR - 3mo. + 1.99%) to 1/20/2048	6,670,000	7,575,420
Bank of America Corp., 6.1% to 3/17/2025, FLR (LIBOR - 3mo. + 3.898%) to 12/29/2049	8,260,000	8,920,800
Bank of America Corp., 5.875% to 3/15/2028, FLR (LIBOR - 3mo. + 2.931%) to 12/31/2059	6,088,000	6,354,654
Bank of America Corp., FLR, 6.5% (LIBOR - 3mo. + 4.174%), 10/23/2049	4,004,000	4,414,410
Bank of New York Mellon Corp., 3.442%, 2/07/2028	4,184,000	4,356,638
Barclays PLC, 4.972% to 5/16/2028, FLR (LIBOR - 3mo. + 1.902%) to 5/16/2029	3,499,000	3,731,970
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	1,899,000	2,088,900
Credit Suisse Group Fund (Guernsey) Ltd., 3.75%, 3/26/2025	3,355,000	3,503,928
Goldman Sachs Group, Inc., 3.625%, 1/22/2023	6,374,000	6,612,729
JPMorgan Chase & Co., 4.25%, 10/15/2020	1,385,000	1,419,191
JPMorgan Chase & Co., 4.5%, 1/24/2022	947,000	997,886
JPMorgan Chase & Co., 3.125%, 1/23/2025	374,000	384,593
JPMorgan Chase & Co., 3.509% to 1/23/2028, FLR (LIBOR - 3mo. + 0.945%) to 1/23/2029	2,455,000	2,552,305
JPMorgan Chase & Co., 4.005%, 4/23/2029	11,547,000	12,456,046
Lloyds Bank PLC, 3.75%, 1/11/2027	7,906,000	8,049,533
Morgan Stanley, 3.75%, 2/25/2023	8,585,000	8,968,044

Issuer	Shares/Par	Value ($)
BONDS – continued
Major Banks – continued
Morgan Stanley, 3.125%, 7/27/2026	$483,000	$492,184
Morgan Stanley, 4.3%, 1/27/2045	1,528,000	1,678,211
PNC Bank N.A., 3.1%, 10/25/2027	10,280,000	10,509,777
UBS Group Funding (Jersey) Ltd., 4.125%, 9/24/2025 (n)	4,836,000	5,161,304
Wachovia Corp., 6.605%, 10/01/2025	1,764,000	2,118,681
Wells Fargo & Co., 3.069%, 1/24/2023	4,635,000	4,707,164
Wells Fargo & Co., 4.15%, 1/24/2029	5,601,000	6,101,642

		$127,159,148

Medical & Health Technology & Services – 1.8%
Catholic Health Initiatives, 2.95%, 11/01/2022	$6,666,000	$6,731,103
Hackensack Meridian Health, Inc., 4.211%, 7/01/2048	3,555,000	3,907,241
Hackensack Meridian Health, Inc., 4.5%, 7/01/2057	5,360,000	6,181,750
HCA, Inc., 5.25%, 6/15/2026	3,026,000	3,350,413
HCA, Inc., 5.625%, 9/01/2028	7,640,000	8,270,300
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	2,518,000	2,605,827
Northwell Healthcare, Inc., 3.979%, 11/01/2046	1,503,000	1,535,616
Northwell Healthcare, Inc., 4.26%, 11/01/2047	4,465,000	4,767,519

		$37,349,769

Medical Equipment – 0.6%
Abbott Laboratories, 3.4%, 11/30/2023	$2,684,000	$2,798,377
Abbott Laboratories, 4.9%, 11/30/2046	5,863,000	7,245,256
Boston Scientific Corp., 4%, 3/01/2029	2,000,000	2,163,562

		$12,207,195

Metals & Mining – 1.4%
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/2034	$5,570,000	$5,333,275
Freeport-McMoRan, Inc., 6.875%, 2/15/2023	8,679,000	9,134,647
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	2,796,000	2,906,917
Novelis Corp., 5.875%, 9/30/2026 (n)	5,245,000	5,310,563
Vale Overseas Ltd., 6.25%, 8/10/2026	4,758,000	5,404,850

		$28,090,252

Midstream – 2.3%
Enbridge, Inc., 4.25%, 12/01/2026	$7,802,000	$8,479,788
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	6,550,000	8,968,074
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	2,240,000	2,706,243
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	2,778,000	3,078,565
MPLX LP, 4.7%, 4/15/2048	2,384,000	2,441,313
ONEOK, Inc., 5.2%, 7/15/2048	5,276,000	5,813,764
Sabine Pass Liquefaction LLC, 5.75%, 5/15/2024	5,449,000	6,059,791
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	2,847,000	2,997,085

MFS Total Return Bond Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Midstream – continued
Targa Resources Partners LP/Targa
Resources Finance Corp., 5.875%, 4/15/2026	$6,555,000	$6,948,300

		$47,492,923

Mortgage-Backed – 24.4%
Fannie Mae, 1.99%, 10/01/2019	$2,446,829	$2,442,470
Fannie Mae, 5.5%, 10/01/2019 - 4/01/2040	8,802,720	9,714,803
Fannie Mae, 5%, 6/01/2020 - 3/01/2042	6,579,206	7,152,751
Fannie Mae, 5.19%, 9/01/2020	136,405	138,716
Fannie Mae, 3.416%, 10/01/2020	442,871	449,844
Fannie Mae, 2.14%, 5/01/2021	883,510	883,341
Fannie Mae, 3.89%, 7/01/2021	1,092,374	1,123,790
Fannie Mae, 2.56%, 10/01/2021	779,705	786,492
Fannie Mae, 2.64%, 11/01/2021	1,150,131	1,164,323
Fannie Mae, 2.75%, 3/01/2022	1,091,251	1,109,848
Fannie Mae, 6%, 8/01/2022 - 3/01/2039	2,228,775	2,508,950
Fannie Mae, 2.525%, 10/01/2022	1,745,634	1,765,904
Fannie Mae, 2.68%, 3/01/2023	1,678,679	1,707,953
Fannie Mae, 2.41%, 5/01/2023	1,956,346	1,973,383
Fannie Mae, 2.55%, 5/01/2023	1,002,507	1,016,197
Fannie Mae, 4.5%, 5/01/2024 - 6/01/2044	24,568,802	26,379,854
Fannie Mae, 4%, 3/01/2025 - 1/01/2047	43,971,411	46,375,184
Fannie Mae, 3.5%, 5/25/2025 - 12/01/2046	32,724,171	33,830,945
Fannie Mae, 2.672%, 12/25/2026	6,265,000	6,316,544
Fannie Mae, 3.95%, 1/01/2027	347,383	381,944
Fannie Mae, 3%, 12/01/2031 - 8/01/2047	19,804,627	20,178,038
Fannie Mae, 6.5%, 7/01/2032 - 1/01/2033	4,787	5,537
Fannie Mae, 3.25%, 5/25/2040	406,313	416,242
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	1,030,338	1,015,701
Fannie Mae, TBA, 2.5%, 7/01/2028 - 8/25/2034	4,600,000	4,631,445
Fannie Mae, TBA, 3.5%, 7/01/2029	5,675,000	5,857,694
Fannie Mae, TBA, 3%, 8/01/2029 - 7/01/2030	24,575,000	25,056,220
Federal Home Loan Bank, 5%, 7/01/2035	1,826,556	1,986,329
Freddie Mac, 4.186%, 8/25/2019	428,196	428,063
Freddie Mac, 1.869%, 11/25/2019	3,431,344	3,421,139
Freddie Mac, 4.251%, 1/25/2020	791,113	794,065
Freddie Mac, 5%, 4/01/2020 - 7/01/2041	2,568,446	2,796,067
Freddie Mac, 3.034%, 10/25/2020	2,560,622	2,577,569
Freddie Mac, 5.5%, 11/01/2020 - 1/01/2038	395,198	438,515
Freddie Mac, 2.791%, 1/25/2022	4,439,000	4,502,606
Freddie Mac, 3.32%, 2/25/2023	3,956,000	4,121,595
Freddie Mac, 3.3%, 4/25/2023 - 10/25/2026	9,057,972	9,505,967
Freddie Mac, 3.06%, 7/25/2023	4,230,000	4,380,986
Freddie Mac, 3.531%, 7/25/2023	2,401,000	2,529,103
Freddie Mac, 3.458%, 8/25/2023	7,000,000	7,357,028

Issuer	Shares/Par	Value ($)
BONDS – continued
Mortgage-Backed – continued
Freddie Mac, 2.67%, 12/25/2024	$2,784,000	$2,846,213
Freddie Mac, 2.811%, 1/25/2025	4,169,000	4,295,781
Freddie Mac, 3.329%, 5/25/2025	6,457,000	6,829,752
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	4,739,888	4,976,910
Freddie Mac, 4.5%, 7/01/2025 - 5/01/2042	6,140,652	6,596,105
Freddie Mac, 2.745%, 1/25/2026	3,620,000	3,722,230
Freddie Mac, 2.673%, 3/25/2026	4,000,000	4,094,119
Freddie Mac, 3.224%, 3/25/2027	5,184,000	5,479,040
Freddie Mac, 3%, 6/15/2028 - 9/01/2048	32,896,413	33,503,547
Freddie Mac, 3.5%, 5/25/2029 - 8/25/2058	54,023,543	55,748,575
Freddie Mac, 6%, 8/01/2034 - 7/01/2038	108,407	121,098
Freddie Mac, 4%, 4/01/2049	7,255,115	7,512,384
Ginnie Mae, 2.5%, 7/20/2032	500,000	489,912
Ginnie Mae, 5.5%, 5/15/2033 - 1/20/2042	2,072,011	2,305,666
Ginnie Mae, 6%, 1/20/2036 - 1/15/2039	248,576	281,897
Ginnie Mae, 4.5%, 4/15/2039 - 5/20/2049	13,248,394	14,099,205
Ginnie Mae, 4%, 10/20/2040 - 7/20/2049	20,120,907	20,996,360
Ginnie Mae, 3.5%, 11/15/2040 - 7/20/2049	39,422,861	40,763,018
Ginnie Mae, 3%, 11/20/2047 - 1/20/2048	32,951,324	33,715,170
Ginnie Mae, TBA, 4%, 7/01/2043	6,275,000	6,504,920
Ginnie Mae, TBA, 3.5%, 7/01/2045	600,000	619,805

		$504,724,852

Municipals – 2.2%
Bridgeview, IL, Stadium and Redevelopment Projects, 5.06%, 12/01/2025	$910,000	$935,962
Bridgeview, IL, Stadium and Redevelopment Projects, 5.14%, 12/01/2036	8,850,000	8,863,541
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, 0%, 2/15/2023	13,215,000	12,011,114
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, 5.45%, 8/15/2028	3,770,000	4,267,225
Philadelphia, PA, School District, “B”, 6.615%, 6/01/2030	3,250,000	4,012,710
Philadelphia, PA, School District, “B”, 6.765%, 6/01/2040	2,195,000	2,879,796
State of California (Build America Bonds), 7.625%, 3/01/2040	860,000	1,357,028
State of California (Build America Bonds), 7.6%, 11/01/2040	5,010,000	8,129,627
University of California Limited Project Rev., “J”, 4.131%, 5/15/2045	2,260,000	2,473,095

		$44,930,098

MFS Total Return Bond Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Natural Gas – Distribution – 0.8%
Boston Gas Co., 3.15%, 8/01/2027 (n)	$9,294,000	$9,442,787
KeySpan Gas East Corp., 2.742%, 8/15/2026 (n)	8,200,000	8,090,332

		$17,533,119

Network & Telecom – 0.3%
AT&T, Inc., 3.8%, 2/15/2027	$2,105,000	$2,190,620
AT&T, Inc., 5.25%, 3/01/2037	3,281,000	3,682,272

		$5,872,892

Oils – 0.5%
Marathon Petroleum Corp., 3.8%, 4/01/2028	$2,155,000	$2,190,348
Marathon Petroleum Corp., 4.75%, 9/15/2044	4,350,000	4,486,749
Marathon Petroleum Corp., 5.85%, 12/15/2045	2,683,000	2,959,713

		$9,636,810

Other Banks & Diversified Financials – 2.2%
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	$2,570,000	$2,796,931
Capital One Financial Corp., 3.75%, 3/09/2027	5,859,000	6,048,252
Capital One Financial Corp., 3.8%, 1/31/2028	5,853,000	6,049,091
Compass Bank, 2.875%, 6/29/2022	10,895,000	10,987,104
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)	5,771,000	6,082,448
Groupe BPCE S.A., 12.5% to 9/30/2019, FLR (LIBOR - 3mo. + 12.98%) to 8/29/2049 (n)	8,909,000	9,102,949
Macquarie Bank Ltd., 6.125% to 3/08/2027, FLR (Swap Rate - 5yr. + 3.703%) to 12/31/2165 (n)	5,003,000	4,943,564

		$46,010,339

Pharmaceuticals – 0.8%
Actavis Funding SCS, 3.8%, 3/15/2025	$9,371,000	$9,724,968
Elanco Animal Health, Inc., 4.272%, 8/28/2023	3,654,000	3,835,095
Elanco Animal Health, Inc., 4.9%, 8/28/2028	2,914,000	3,254,397

		$16,814,460

Pollution Control – 0.2%
Republic Services, Inc., 3.95%, 5/15/2028	$2,924,000	$3,154,267

Real Estate – Apartment – 0.1%
Mid-America Apartment
Communities, Inc., REIT, 4.3%, 10/15/2023	$2,417,000	$2,569,753

Real Estate – Healthcare – 0.2%
MPT Operating Partnership LP/MPT
Financial Co., REIT, 5%, 10/15/2027	$3,390,000	$3,491,700

Real Estate – Retail – 0.2%
Brixmor Operating Partnership LP,
REIT, 3.875%, 8/15/2022	$4,811,000	$4,941,343

Issuer	Shares/Par	Value ($)
BONDS – continued
Retailers – 0.6%
Best Buy Co., Inc., 5.5%, 3/15/2021	$7,906,000	$8,238,366
Dollar Tree, Inc., 4.2%, 5/15/2028	4,440,000	4,598,138

		$12,836,504

Telecommunications – Wireless – 1.5%
American Tower Corp., REIT, 3.55%, 7/15/2027	$12,018,000	$12,249,964
American Tower Corp., REIT, 3.8%, 8/15/2029	1,564,000	1,612,173
Crown Castle International Corp., 2.25%, 9/01/2021	2,264,000	2,253,902
Crown Castle International Corp., 3.2%, 9/01/2024	2,497,000	2,549,929
Crown Castle International Corp., 3.7%, 6/15/2026	2,419,000	2,512,163
Crown Castle International Corp., 4%, 3/01/2027	984,000	1,032,772
Crown Castle International Corp., 3.8%, 2/15/2028	4,000,000	4,154,172
SBA Tower Trust, 2.898%, 10/15/2044 (n)	4,229,000	4,228,945

		$30,594,020

Tobacco – 1.2%
Altria Group, Inc., 4.8%, 2/14/2029	$3,871,000	$4,164,389
B.A.T Capital Corp., 3.222%, 8/15/2024	12,134,000	12,213,687
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	7,775,000	8,004,473

		$24,382,549

Transportation – Services – 0.5%
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	$1,612,000	$1,704,656
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	6,986,000	9,541,860

		$11,246,516

U.S. Government Agencies and Equivalents – 1.8%
Small Business Administration, 4.93%, 1/01/2024	$6,766	$7,048
Small Business Administration, 4.34%, 3/01/2024	13,348	13,819
Small Business Administration, 4.99%, 9/01/2024	10,366	10,865
Small Business Administration, 4.86%, 1/01/2025	23,561	24,625
Small Business Administration, 4.625%, 2/01/2025	25,027	26,105
Small Business Administration, 5.11%, 4/01/2025	12,862	13,513
Small Business Administration, 4.43%, 5/01/2029	282,654	297,430
Small Business Administration, 3.21%, 9/01/2030	3,634,089	3,755,095
Small Business Administration, 3.25%, 11/01/2030	339,898	354,926

MFS Total Return Bond Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 2.85%, 9/01/2031	$754,188	$777,371
Small Business Administration, 2.37%, 8/01/2032	597,228	598,311
Small Business Administration, 2.13%, 1/01/2033	2,377,902	2,354,093
Small Business Administration, 2.21%, 2/01/2033	678,833	674,473
Small Business Administration, 2.22%, 3/01/2033	2,325,313	2,314,015
Small Business Administration, 2.08%, 4/01/2033	3,626,267	3,581,596
Small Business Administration, 2.45%, 6/01/2033	3,837,011	3,831,916
Small Business Administration, 3.15%, 7/01/2033	6,107,788	6,283,206
Small Business Administration, 3.16%, 8/01/2033	5,992,922	6,168,423
Small Business Administration, 3.62%, 9/01/2033	5,628,611	5,930,504

		$37,017,334

U.S. Treasury Obligations – 6.6%
U.S. Treasury Bonds, 4.75%, 2/15/2037	$1,576,000	$2,158,135
U.S. Treasury Bonds, 4.375%, 2/15/2038	7,523,000	9,944,759
U.S. Treasury Bonds, 3.5%, 2/15/2039	9,738,000	11,567,298
U.S. Treasury Bonds, 4.5%, 8/15/2039	228,600	308,789
U.S. Treasury Bonds, 3.125%, 11/15/2041	500,000	559,609
U.S. Treasury Bonds, 2.875%, 5/15/2043 (f)	52,691,000	56,354,671
U.S. Treasury Bonds, 3%, 11/15/2045	7,735,000	8,464,991
U.S. Treasury Bonds, 2.875%, 11/15/2046	15,330,000	16,406,094
U.S. Treasury Bonds, 3%, 2/15/2048	27,923,000	30,589,865

		$136,354,211

Utilities – Electric Power – 2.2%
AEP Transmission Co. LLC, 3.1%, 12/01/2026	$2,539,000	$2,579,822
Dominion Resources, Inc., 3.9%, 10/01/2025	2,048,000	2,183,678
Enel Finance International N.V., 3.625%, 5/25/2027 (n)	14,433,000	14,498,870
Enel Finance International N.V., 3.5%, 4/06/2028 (n)	6,000,000	5,915,041
Exelon Corp., 3.497%, 6/01/2022	1,184,000	1,212,987

Issuer	Shares/Par	Value ($)
BONDS – continued
Utilities – Electric Power – continued
Firstenergy Corp., 4.85%, 7/15/2047	$8,703,000	$9,893,232
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)	8,842,000	9,152,712

		$45,436,342

Total Bonds (Identified Cost, $1,965,860,681)		$2,037,604,964

INVESTMENT COMPANIES (h) – 3.5%
Money Market Funds – 3.5%
MFS Institutional Money Market Portfolio, 2.42% (v) (Identified Cost, $71,036,481)	71,036,610	$71,043,714

Underlying/ Expiration Date/ Exercise Price	Put/ Call	Counter- party	Notional Amount	Par Amount/ Number of Contracts
PURCHASED OPTIONS – 0.0%
Market Index Securities – 0.0%
Markit CDX North America Investment Grade Index – December 2019 @ $65 (Premiums Paid, $400,350)	Put	Goldman Sachs International	$104,202,974	$102,000,000	$286,962

U.S. Treasury Obligations – 0.0%
U.S. Treasury Note 10 yr Futures – August 2019 @ $122 (Premiums Paid, $347,400)	Put	Merrill Lynch International	$127,968,750	1,000	$31,250

Total Purchased Options (Premiums Paid, $747,750)					$318,212

OTHER ASSETS, LESS LIABILITIES – (1.9)%					(38,696,478)

NET ASSETS – 100.0%					$2,070,270,412

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $71,043,714 and $2,037,923,176, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

MFS Total Return Bond Series

Portfolio of Investments (unaudited) – continued

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $439,381,555, representing 21.2% of net assets.

(q)	Interest received was less than stated coupon rate.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value

ALM V Ltd., 2012-5A, “A2R3”, FLR, 3.851% (LIBOR - 3mo. + 1.25%), 10/18/2027	10/04/17	$4,010,000	$3,973,132

ALM V Ltd., 2012-5A, “BR3”, FLR, 4.25% (LIBOR - 3mo. + 1.7%), 10/18/2027	10/04/17	1,750,000	1,727,378

Arbor Realty Trust, Inc., CLO, 2019-FL1, “D”, FLR, 5% (LIBOR - 1mo. + 2.5%), 5/15/2037	5/14/19	6,995,000	7,025,554

Bancorp Commercial Mortgage Trust, 2018-CR3, “D”, FLR, 5.094% (LIBOR - 1mo. + 2.7%), 1/15/2033	3/13/18-9/06/18	1,673,731	1,676,075

Bancorp Commercial Mortgage Trust, 2018-CRE4, “D”, FLR, 4.494% (LIBOR - 1mo. + 2.1%), 9/15/2035	9/17/18	1,465,000	1,468,179

Bayview Commercial Asset Trust, 0%, 12/25/2036	10/25/06	12	12

Bayview Financial Revolving Mortgage Loan Trust, FLR, 4.002% (LIBOR - 1mo. + 1.6%), 12/28/2040	03/01/06	68,711	66,211

Broadcom, Inc., 3.625%, 10/15/2024	3/29/19	8,654,478	8,763,346

BSPRT Ltd., 2019-FL5, “C”, FLR, 4.478% (LIBOR - 1mo. + 2%), 5/15/2029	5/20/19	3,295,000	3,297,059

CPS Auto Trust, 2019-B, “B”, 3.09%, 4/17/2023	4/10/19	2,301,999	2,325,647

Cutwater Ltd., 2015-IA, “BR”, FLR, 4.396% (LIBOR - 3mo. + 1.8%), 1/15/2029	10/15/18	10,770,000	10,734,782

DT Auto Owner Trust, 2019-2A, “C”, 3.18%, 2/18/2025	5/07/19	3,391,410	3,425,551

Figueroa CLO Ltd., 2013-2A, “BRR”, FLR, 4.236% (LIBOR - 3mo. + 1.85%), 6/20/2027	5/07/19	1,136,555	1,137,828

Galaxy CLO Ltd., 2018-29A, “A”, FLR, 3.308% (LIBOR - 3mo. + 0.79%), 11/15/2026	4/02/19	6,524,714	6,521,433

Galaxy CLO Ltd., 2018-29A, “B”, FLR, 3.918% (LIBOR - 3mo. + 1.4%), 11/15/2026	4/25/19	2,874,295	2,875,852

HarbourView CLO VII Ltd., 7RA, “B”, FLR, 4.3% (LIBOR - 3mo. + 1.7%), 7/18/2031	5/17/18	6,545,000	6,458,128

Hunt CRE Ltd., 2018-FL2, “B”, FLR, 4.044% (LIBOR - 1mo. + 1.65%), 8/15/2028	8/03/18	1,800,000	1,803,954

Hunt CRE Ltd., 2018-FL2, “C”, FLR, 4.744% (LIBOR - 1mo. + 2.35%), 8/15/2028	8/03/18	595,000	595,744

LoanCore Ltd., 2018-CRE1, “C”, FLR, 4.344% (LIBOR - 1mo. + 1.95%), 4/15/2034	5/23/19	1,524,500	1,530,675

LoanCore Ltd., 2018-CRE1/CRE3, “B”, FLR, 3.994% (LIBOR - 1mo. + 1.6%), 4/15/2034	5/23/19	2,082,000	2,087,189

LoanCore Ltd., 2019-CRE2, “D”, FLR, 4.844% (LIBOR - 1mo. + 2.45%), 5/09/2036	5/07/19	1,121,500	1,127,126

Navistar Financial Dealer Note Master Owner (NAVMT), 2019-1, “A”, FLR, 3.053% (LIBOR - 1mo. + 0.64%), 5/28/2024	6/10/19	6,175,000	6,175,593

Neuberger Berman CLO Ltd., 2017-16SA, “B”, FLR, 3.846% (LIBOR - 3mo. + 1.25%), 1/15/2028	3/21/19	4,304,914	4,294,552

OCP CLO Ltd., 2015-9A, “A2R”, FLR, 3.946% (LIBOR - 3mo. + 1.35%), 7/15/2027	10/27/17	6,280,000	6,228,768

Preferred Term Securities XIX Ltd., CDO, FLR, 2.76% (LIBOR - 3mo. + 0.35%), 12/22/2035	3/28/11	203,084	259,083

Santander Retail Auto Lease Trust, 2019-A, “B”, 3.01%, 5/22/2023	4/10/19	3,221,836	3,263,518

Saudi Arabian Oil Co., 3.5%, 4/16/2029	4/09/19	5,363,373	5,458,336

Shelter Growth CRE, 2018-FL1, “B”, FLR, 3.894% (LIBOR - 1mo. + 1.5%), 1/15/2035	7/20/18	3,381,750	3,388,077

TICP CLO Ltd., 2018-IA, “A2”, FLR, 4.086% (LIBOR - 3mo. + 1.5%), 4/26/2028	4/17/18	6,750,828	6,682,889

Wind River CLO Ltd., 2012-1A, “CR2”, 1%, 1/15/2026	6/19/19	5,112,331	5,112,331

Total Restricted Securities			$109,484,002

% of Net assets			5.3%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

CLO	Collateralized Loan Obligation

FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

MFS Total Return Bond Series

Portfolio of Investments (unaudited) – continued

LIBOR	London Interbank Offered Rate

REIT	Real Estate Investment Trust

TBA	To Be Announced

Derivative Contracts at 6/30/19

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	1,011	$217,546,665	September - 2019	$1,039,027
U.S. Treasury Ultra Bond	Long	USD	95	16,868,437	September - 2019	280,699

						$1,319,726

Liability Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	763	$105,389,375	September - 2019	$(1,910,270)

At June 30, 2019, the fund had liquid securities with an aggregate value of $603,215 to cover any collateral or margin obligations for certain derivative contracts.

See Notes to Financial Statements

MFS Total Return Bond Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/19

Assets
Investments in unaffiliated issuers, at value (identified cost, $1,966,608,431)	$2,037,923,176
Investments in affiliated issuers, at value (identified cost, $71,036,481)	71,043,714
Receivables for
Investments sold on an extended settlement basis	10,576,190
Fund shares sold	1,951,441
Interest	15,322,278
Other assets	3,753
Total assets	$2,136,820,552

Liabilities
Payable to custodian	$271,374
Payables for
Net daily variation margin on open futures contracts	81,149
Investments purchased	11,508,514
Investments purchased on an extended settlement basis	53,146,919
Fund shares reacquired	1,129,575
Payable to affiliates
Investment adviser	111,144
Administrative services fee	3,133
Shareholder servicing costs	684
Distribution and/or service fees	31,320
Payable for independent Trustees’ compensation	11
Accrued expenses and other liabilities	266,317
Total liabilities	$66,550,140
Net assets	$2,070,270,412

Net assets consist of
Paid-in capital	$1,962,084,592
Total distributable earnings (loss)	108,185,820
Net assets	$2,070,270,412
Shares of beneficial interest outstanding	154,225,794

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$926,061,073	68,263,776	$13.57
Service Class	1,144,209,339	85,962,018	13.31

See Notes to Financial Statements

MFS Total Return Bond Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/19

Net investment income (loss)
Income
Interest	$36,210,304
Dividends from affiliated issuers	448,535
Other	2,134
Total investment income	$36,660,973
Expenses
Management fee	$5,021,398
Distribution and/or service fees	1,407,842
Shareholder servicing costs	16,671
Administrative services fee	146,104
Independent Trustees’ compensation	25,952
Custodian fee	52,822
Shareholder communications	58,811
Audit and tax fees	38,260
Legal fees	9,553
Miscellaneous	38,480
Total expenses	$6,815,893
Reduction of expenses by investment adviser	(97,093)
Net expenses	$6,718,800
Net investment income (loss)	$29,942,173

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$3,190,528
Affiliated issuers	3,983
Futures contracts	(5,047,471)
Swap agreements	(1,070,892)
Net realized gain (loss)	$(2,923,852)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$112,036,605
Affiliated issuers	7,233
Futures contracts	827,794
Swap agreements	113,044
Net unrealized gain (loss)	$112,984,676
Net realized and unrealized gain (loss)	$110,060,824
Change in net assets from operations	$140,002,997
See Notes to Financial Statements

MFS Total Return Bond Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/19	Year ended 12/31/18
	(unaudited)
Change in net assets

From operations
Net investment income (loss)	$29,942,173	$63,995,629
Net realized gain (loss)	(2,923,852)	(13,616,978)
Net unrealized gain (loss)	112,984,676	(82,182,005)
Change in net assets from operations	$140,002,997	$(31,803,354)
Total distributions to shareholders	$—	$(67,069,142)
Change in net assets from fund share transactions	$(69,517,456)	$(348,017,054)
Total change in net assets	$70,485,541	$(446,889,550)

Net assets
At beginning of period	1,999,784,871	2,446,674,421
At end of period	$2,070,270,412	$1,999,784,871

See Notes to Financial Statements

MFS Total Return Bond Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/19		Year ended
			12/31/18	12/31/17	12/31/16		12/31/15	12/31/14

	(unaudited)

Net asset value, beginning of period	$12.65		$13.22	$13.09	$13.00		$13.50	$13.13

Income (loss) from investment operations
Net investment income (loss) (d)	$0.20		$0.39	$0.36	$0.40	(c)	$0.38	$0.37
Net realized and unrealized gain (loss)	0.72		(0.53)	0.22	0.16		(0.42)	0.40
Total from investment operations	$0.92		$(0.14)	$0.58	$0.56		$(0.04)	$0.77

Less distributions declared to shareholders
From net investment income	$—		$(0.43)	$(0.45)	$(0.47)		$(0.46)	$(0.40)
Net asset value, end of period (x)	$13.57		$12.65	$13.22	$13.09		$13.00	$13.50
Total return (%) (k)(r)(s)(x)	7.27	(n)	(1.09)	4.46	4.23	(c)	(0.30)	5.85

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.54	(a)	0.54	0.54	0.53	(c)	0.54	0.53
Expenses after expense reductions (f)	0.53	(a)	0.53	0.53	0.52	(c)	0.53	0.52
Net investment income (loss)	3.12	(a)	3.04	2.70	2.98	(c)	2.83	2.74
Portfolio turnover	33	(n)	48	47	37		62	58
Net assets at end of period (000 omitted)	$926,061		$862,752	$997,415	$986,877		$1,030,563	$1,172,957

Service Class	Six months ended 6/30/19		Year ended
			12/31/18	12/31/17	12/31/16		12/31/15	12/31/14

	(unaudited)

Net asset value, beginning of period	$12.43		$12.99	$12.87	$12.78		$13.28	$12.92

Income (loss) from investment operations
Net investment income (loss) (d)	$0.18		$0.35	$0.32	$0.36	(c)	$0.34	$0.33
Net realized and unrealized gain (loss)	0.70		(0.52)	0.22	0.16		(0.41)	0.39
Total from investment operations	$0.88		$(0.17)	$0.54	$0.52		$(0.07)	$0.72

Less distributions declared to shareholders
From net investment income	$—		$(0.39)	$(0.42)	$(0.43)		$(0.43)	$(0.36)
Net asset value, end of period (x)	$13.31		$12.43	$12.99	$12.87		$12.78	$13.28
Total return (%) (k)(r)(s)(x)	7.08	(n)	(1.33)	4.18	4.01	(c)	(0.58)	5.62

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79	(a)	0.79	0.79	0.78	(c)	0.79	0.78
Expenses after expense reductions (f)	0.78	(a)	0.78	0.78	0.77	(c)	0.78	0.77
Net investment income (loss)	2.87	(a)	2.79	2.45	2.73	(c)	2.58	2.48
Portfolio turnover	33	(n)	48	47	37		62	58
Net assets at end of period (000 omitted)	$1,144,209		$1,137,033	$1,449,260	$1,457,118		$1,539,194	$1,850,948

See Notes to Financial Statements

MFS Total Return Bond Series

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

MFS Total Return Bond Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Total Return Bond Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that purchased callable debt securities at a premium callable debt securities purchased at a premium that have explicit, non-contingent call features and that are callable at fixed prices on preset dates, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management has evaluated the potential impacts of ASU 2017-08 and believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations. The fund adopted ASU 2017-08 as of the beginning of the reporting period on a modified retrospective basis. The adoption resulted in a change in accounting principle, since the fund had historically amortized such premiums to maturity for U.S. GAAP. As a result of the adoption, the fund recognized a cumulative effect adjustment that decreased the beginning of period cost of investments and increased the unrealized appreciation on investments by $1,664,926. Adoption had no impact on the fund’s net assets or any prior period information presented in the financial statements. With respect to the fund’s results of operations, amortization of premium to first call date under ASU 2017-08 accelerates amortization with the intent of more closely aligning the recognition of income on such bonds with the economics of the instrument.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

MFS Total Return Bond Series

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of June 30, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$31,250	$173,371,545	$—	$173,402,795
Non-U.S. Sovereign Debt	—	29,937,675	—	29,937,675
Municipal Bonds	—	44,930,098	—	44,930,098
U.S. Corporate Bonds	—	709,099,086	—	709,099,086
Residential Mortgage-Backed Securities	—	515,410,511	—	515,410,511
Commercial Mortgage-Backed Securities	—	203,863,938	—	203,863,938
Asset-Backed Securities (including CDOs)	—	186,421,000	—	186,421,000
Foreign Bonds	—	174,858,073	—	174,858,073
Mutual Funds	71,043,714	—	—	71,043,714
Total	$71,074,964	$2,037,891,926	$—	$2,108,966,890

Other Financial Instruments
Futures Contracts – Assets	$1,319,726	$—	$—	$1,319,726
Futures Contracts – Liabilities	(1,910,270)	—	—	(1,910,270)

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were purchased options, futures contracts, and swap agreements. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

MFS Total Return Bond Series

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2019 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$1,319,726	$(1,910,270)
Interest Rate	Purchased Interest Rate Options	31,250	—
Credit	Purchased Options	286,962	—
Total		$1,637,938	$(1,910,270)

(a)

The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the fund’s Statement of Assets and Liabilities. Values presented in this table for futures contracts correspond to the values reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2019 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Unaffiliated Issuers (Purchased Options)
Interest Rate	$(5,047,471)	$—	$—
Credit	—	(1,070,892)	(124,440)
Total	$(5,047,471)	$(1,070,892)	$(124,440)

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2019 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Unaffiliated Issuers (Purchased Options)
Interest Rate	$827,794	$—	$(316,150)
Credit	—	113,044	(113,388)
Total	$827,794	$113,044	$(429,538)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Purchased Options – The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

MFS Total Return Bond Series

Notes to Financial Statements (unaudited) – continued

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Swap Agreements – During the period the fund entered into swap agreements. Swap agreements generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”). In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.

Both cleared and uncleared swap agreements are marked to market daily. The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund. For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.

For both cleared and uncleared swaps, the periodic exchange of net cash payments, at specified intervals or upon the occurrence of specified events as stipulated by the agreement, is recorded as realized gain or loss on swap agreements in the Statement of Operations. Premiums paid or received at the inception of the agreements are amortized using the effective interest method over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund’s counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.

MFS Total Return Bond Series

Notes to Financial Statements (unaudited) – continued

The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap agreement, the protection buyer can make an upfront payment and will make a stream of payments to the protection seller based on a fixed percentage applied to the agreement notional amount in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant agreement. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.

TBA Dollar Roll Transactions – The fund enters into TBA dollar roll transactions in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. TBA dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Some securities may be purchased on a “when-issued” or “forward delivery” basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. When the fund sells securities on a when-issued, delayed delivery, or forward commitment basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the delivered securities. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. TBA securities resulting from these transactions are included in the Portfolio of Investments. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

To mitigate the counterparty credit risk on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the

MFS Total Return Bond Series

Notes to Financial Statements (unaudited) – continued

counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, and derivative transactions.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/18
Ordinary income (including any short-term capital gains)	$67,069,142

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/19

Cost of investments	$2,045,360,745
Gross appreciation	71,940,935
Gross depreciation	(8,334,790)
Net unrealized appreciation (depreciation)	$63,606,145

As of 12/31/18

Undistributed ordinary income	66,622,452
Capital loss carryforwards	(48,808,537)
Net unrealized appreciation (depreciation)	(49,631,092)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2018, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(14,724,779)
Long-Term	(34,083,758)
Total	$(48,808,537)

MFS Total Return Bond Series

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income

	Six months ended 6/30/19	Year ended 12/31/18
Initial Class	$—	$30,420,323
Service Class	—	36,648,819
Total	$—	$67,069,142

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $2.5 billion	0.50%
In excess of $2.5 billion and up to $5 billion	0.45%
In excess of $5 billion	0.40%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2019, this management fee reduction amounted to $97,093, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2019 was equivalent to an annual effective rate of 0.49% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2019, the fee was $16,071, which equated to 0.0016% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2019, these costs amounted to $600.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2019 was equivalent to an annual effective rate of 0.0145% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) had entered into a service agreement (the ISO Agreement) which provided for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino served as the ISO and was an officer of the funds and the sole member of Tarantino LLC. Effective June 30, 2019, Mr. Tarantino retired from his position as ISO for the funds, and the ISO Agreement was terminated. For the six months ended June 30, 2019, the fee paid by the fund under this agreement was $2,423 and is included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

MFS Total Return Bond Series

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2019, the fund engaged in sale transactions pursuant to this policy, which amounted to $4,202,200. The sales transactions resulted in net realized gains (losses) of $151,343.

(4)	Portfolio Securities

For the six months ended June 30, 2019, purchases and sales of investments, other than purchased option transactions, and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$372,238,508	$401,544,881
Non-U.S. Government securities	$304,625,683	$309,741,252

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/19		Year ended 12/31/18

	Shares	Amount	Shares	Amount
Shares sold
Initial Class	4,749,957	$62,128,497	5,734,240	$73,767,560
Service Class	2,926,764	37,556,741	7,241,190	90,993,877
	7,676,721	$99,685,238	12,975,430	$164,761,437

Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	2,357,326	$29,749,458
Service Class	—	—	2,953,168	36,648,819
	—	$—	5,310,494	$66,398,277

Shares reacquired
Initial Class	(4,678,200)	$(60,979,431)	(15,362,499)	$(196,308,933)
Service Class	(8,445,573)	(108,223,263)	(30,317,090)	(382,867,835)
	(13,123,773)	$(169,202,694)	(45,679,589)	$(579,176,768)

Net change
Initial Class	71,757	$1,149,066	(7,270,933)	$(92,791,915)
Service Class	(5,518,809)	(70,666,522)	(20,122,732)	(255,225,139)
	(5,447,052)	$(69,517,456)	(27,393,665)	$(348,017,054)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio and the MFS Conservative Allocation Portfolio were the owners of record of approximately 8% and 4%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Growth Allocation Portfolio was the owner of record of less than 1% of the value of the outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2019, the fund’s commitment fee and interest expense were $6,104 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

MFS Total Return Bond Series

Notes to Financial Statements (unaudited) – continued

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,161,922	$386,009,849	$318,139,273	$3,983	$7,233	$71,043,714

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$448,535	$—

MFS Total Return Bond Series

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/vit1 by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/vit1 by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Semiannual Report

June 30, 2019

MFS® Research Series

MFS® Variable Insurance Trust

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the insurance company that offers your contract may determine that it will no longer send you paper copies of the fund’s annual and semiannual shareholder reports unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site (insurancefunds.mfs.com or other Web site of which you will be notified), and the insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company or financial intermediary.

If you already elected to receive shareholder reports by email, you will not be affected by this change and you need not take any action. If your insurance company or financial intermediary offers electronic delivery, you may elect to receive shareholder reports and other communications from the insurance company or financial intermediary by email by following the instructions provided by the insurance company or financial intermediary.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge from the insurance company or financial intermediary. You can inform the insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your insurance company or financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your insurance company or financial intermediary.

VFR-SEM

MFS® Research Series

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Research Series

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Slowing global growth, low inflation, and increasing trade friction between the United States and China have been hallmarks of the past 12 months. After experiencing an uptick in market volatility in late 2018, markets steadied during the first half of 2019, thanks in large measure to the adoption of a dovish policy stance on the part of global central banks, who have largely abandoned efforts to normalize interest rates and have instead focused on supporting economic growth. Trade tensions remain high as the U.S. has ratcheted up tariffs on Chinese imports and China has retaliated. A truce of sorts was reached midyear, but significant challenges continue to confront negotiators, and it is not known whether a comprehensive agreement can be reached.

With Boris Johnson replacing Theresa May as Britain’s prime minister, uncertainty over Brexit remains high. Johnson has adopted a more combative stance than his predecessor toward the European Union, increasing concerns that there will be a “hard” Brexit.

Markets expect that the longest economic expansion in U.S. history will continue for the time being, albeit at a slower pace. Nevertheless, slower growth and low inflation have spurred the U.S. Federal Reserve to take a more accommodative policy stance, prompting investors to anticipate several interest rate cuts in the coming year. The European Central Bank has adopted a similar position. The more accommodative environment has helped fuel a continued rise in global equities and has been broadly supportive of risk assets.

Since launching the first U.S. open-end mutual fund in 1924, MFS® has been committed to a single purpose: to create value by allocating capital responsibly for clients. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to uncover what we believe are the best investment opportunities in the market.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Research Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Microsoft Corp.	4.6%
Amazon.com, Inc.	4.0%
Alphabet, Inc., “A”	3.2%
Mastercard, Inc., “A”	2.7%
Facebook, Inc., “A”	2.4%
Pfizer, Inc.	1.9%
Citigroup, Inc.	1.8%
Cisco Systems, Inc.	1.7%
Aon PLC	1.5%
Adobe Systems, Inc.	1.5%

Global equity sectors (k)
Technology	24.0%
Financial Services	16.6%
Health Care (s)	14.6%
Consumer Cyclicals	13.8%
Capital Goods	12.3%
Energy	8.0%
Consumer Staples	5.6%
Telecommunications/Cable Television (s)	4.0%

(k)	The sectors set forth above and the associated portfolio composition are based on MFS’ own custom sector classification methodology.
(s)	Includes securities sold short.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2019.

The portfolio is actively managed and current holdings may be different.

2

MFS Research Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2019 through June 30, 2019

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2019 through June 30, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/19	Ending Account Value 6/30/19	Expenses Paid During Period (p) 1/01/19-6/30/19
Initial Class	Actual	0.82%	$1,000.00	$1,213.40	$4.50
	Hypothetical (h)	0.82%	$1,000.00	$1,020.73	$4.11
Service Class	Actual	1.07%	$1,000.00	$1,212.11	$5.87
	Hypothetical (h)	1.07%	$1,000.00	$1,019.49	$5.36

(h)	5% class return per year before expenses.

(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Notes to Expense Table

Expense ratios include 0.03% of investment related expenses from short sales (See Note 2 of the Notes to Financial Statements) that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).

Changes to the fund’s fee arrangements will occur during the fund’s current fiscal year. Had these fee changes been in effect during the six month period, the annualized expense ratios, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 0.80%, $4.39, and $4.01 for Initial Class and 1.05%, $5.76, and $5.26 for Service Class, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

3

MFS Research Series

PORTFOLIO OF INVESTMENTS – 6/30/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.5%
Aerospace – 4.1%
Boeing Co.	6,590	$2,398,826
Honeywell International, Inc.	50,059	8,739,801
L3 Harris Technologies, Inc.	17,429	3,296,347
Northrop Grumman Corp.	17,134	5,536,167
United Technologies Corp.	46,308	6,029,301

		$26,000,442

Alcoholic Beverages – 0.6%
Constellation Brands, Inc., “A”	18,596	$3,662,296

Apparel Manufacturers – 1.6%
NIKE, Inc., “B”	91,904	$7,715,341
Skechers USA, Inc., “A” (a)	69,407	2,185,626

		$9,900,967

Automotive – 0.3%
IAA, Inc. (a)	42,987	$1,667,036

Biotechnology – 0.5%
Bio-Techne Corp.	14,807	$3,087,111

Brokerage & Asset Managers – 2.9%
Blackstone Group LP	110,351	$4,901,792
CME Group, Inc.	34,267	6,651,567
TD Ameritrade Holding Corp.	138,923	6,935,036

		$18,488,395

Business Services – 5.6%
Accenture PLC, “A”	31,312	$5,785,518
Cognizant Technology Solutions Corp., “A”	64,188	4,068,877
DXC Technology Co.	82,526	4,551,309
Fidelity National Information Services, Inc.	53,515	6,565,220
Fiserv, Inc. (a)	82,194	7,492,805
Global Payments, Inc.	44,311	7,095,521

		$35,559,250

Cable TV – 2.3%
Altice USA, Inc. (a)	295,036	$7,184,127
Comcast Corp., “A”	179,819	7,602,747

		$14,786,874

Chemicals – 0.5%
FMC Corp.	38,012	$3,153,095

Computer Software – 8.1%
Adobe Systems, Inc. (a)	32,244	$9,500,695
Cadence Design Systems, Inc. (a)	56,643	4,010,891
Microsoft Corp. (s)	218,872	29,320,093
Salesforce.com, Inc. (a)	57,661	8,748,903

		$51,580,582

Computer Software – Systems – 1.9%
Apple, Inc.	32,382	$6,409,046
Constellation Software, Inc.	4,236	3,992,427
Square, Inc., “A” (a)	26,493	1,921,537

		$12,323,010

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Construction – 2.4%
Masco Corp.	96,459	$3,785,051
Sherwin-Williams Co.	10,528	4,824,877
Toll Brothers, Inc.	84,765	3,104,095
Vulcan Materials Co.	25,261	3,468,588

		$15,182,611

Consumer Products – 1.3%
Colgate-Palmolive Co.	52,106	$3,734,437
Kimberly-Clark Corp.	33,001	4,398,373

		$8,132,810

Consumer Services – 0.8%
Booking Holdings, Inc. (a)	2,591	$4,857,374

Electrical Equipment – 1.4%
HD Supply Holdings, Inc. (a)	70,165	$2,826,246
Sensata Technologies Holding PLC (a)	57,940	2,839,060
TE Connectivity Ltd.	32,837	3,145,128

		$8,810,434

Electronics – 1.0%
Analog Devices, Inc.	57,787	$6,522,419

Energy – Independent – 1.8%
Diamondback Energy, Inc.	21,952	$2,392,109
EOG Resources, Inc.	57,307	5,338,720
Marathon Petroleum Corp.	61,761	3,451,205

		$11,182,034

Energy – Integrated – 1.4%
BP PLC, ADR	216,188	$9,015,040

Food & Beverages – 2.8%
J.M. Smucker Co.	20,628	$2,376,139
Mondelez International, Inc.	129,811	6,996,813
PepsiCo, Inc.	64,711	8,485,554

		$17,858,506

Gaming & Lodging – 1.1%
Marriott International, Inc., “A”	47,791	$6,704,599

General Merchandise – 1.2%
Dollar General Corp.	55,584	$7,512,733

Health Maintenance Organizations – 1.4%
Cigna Corp.	32,583	$5,133,452
Humana, Inc.	13,687	3,631,161

		$8,764,613

Insurance – 2.7%
Aon PLC	50,732	$9,790,261
Chubb Ltd.	48,530	7,147,984

		$16,938,245

4

MFS Research Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Internet – 5.6%
Alphabet, Inc., “A” (a)(s)	18,467	$19,996,068
Facebook, Inc., “A” (a)	79,055	15,257,615

		$35,253,683

Leisure & Toys – 1.1%
Electronic Arts, Inc. (a)	65,836	$6,666,553

Machinery & Tools – 1.5%
Flowserve Corp.	52,800	$2,782,032
Roper Technologies, Inc.	18,143	6,645,055

		$9,427,087

Major Banks – 2.5%
Goldman Sachs Group, Inc.	41,747	$8,541,436
PNC Financial Services Group, Inc.	33,597	4,612,196
State Street Corp.	46,527	2,608,304

		$15,761,936

Medical & Health Technology & Services – 1.2%
ICON PLC (a)	30,647	$4,718,718
McKesson Corp.	23,125	3,107,769

		$7,826,487

Medical Equipment – 7.1%
Becton, Dickinson and Co.	25,588	$6,448,432
Boston Scientific Corp. (a)	134,004	5,759,492
Danaher Corp.	47,729	6,821,429
Masimo Corp. (a)	22,493	3,347,408
Medtronic PLC	89,423	8,708,906
PerkinElmer, Inc.	69,490	6,694,666
STERIS PLC	23,210	3,455,505
West Pharmaceutical Services, Inc.	31,506	3,942,976

		$45,178,814

Natural Gas – Distribution – 0.6%
Sempra Energy	28,919	$3,974,627

Natural Gas – Pipeline – 0.9%
Enterprise Products Partners LP	171,205	$4,942,688
Equitrans Midstream Corp.	27,801	547,958

		$5,490,646

Network & Telecom – 1.7%
Cisco Systems, Inc.	198,050	$10,839,277

Oil Services – 0.3%
Core Laboratories N.V.	24,093	$1,259,582
Liberty Oilfield Services, Inc. (l)	55,487	897,780

		$2,157,362

Other Banks & Diversified Financials – 6.9%
BB&T Corp.	117,550	$5,775,232
Citigroup, Inc.	158,894	11,127,347
Mastercard, Inc., “A”	65,566	17,344,174
Signature Bank	21,599	2,610,023
U.S. Bancorp	129,996	6,811,790

		$43,668,566

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Pharmaceuticals – 4.6%
Elanco Animal Health, Inc. (a)	171,582	$5,799,472
Eli Lilly & Co.	40,282	4,462,843
Pfizer, Inc.	272,917	11,822,764
Zoetis, Inc.	61,394	6,967,605

		$29,052,684

Railroad & Shipping – 1.4%
Canadian Pacific Railway Ltd.	20,375	$4,793,015
Kansas City Southern Co.	33,831	4,121,292

		$8,914,307

Real Estate – 1.6%
Public Storage, Inc., REIT	22,449	$5,346,678
STORE Capital Corp., REIT	151,782	5,037,645

		$10,384,323

Restaurants – 1.7%
Chipotle Mexican Grill, Inc., “A” (a)	3,041	$2,228,688
Starbucks Corp.	99,085	8,306,296

		$10,534,984

Specialty Chemicals – 0.7%
DuPont de Nemours, Inc.	62,263	$4,674,083

Specialty Stores – 6.6%
Amazon.com, Inc. (a)(s)	13,420	$25,412,515
Chewy, Inc., “A” (a)	43,540	1,523,900
Ross Stores, Inc.	76,235	7,556,413
Target Corp.	81,959	7,098,469

		$41,591,297

Telecommunications – Wireless – 1.4%
American Tower Corp., REIT	42,263	$8,640,670

Telephone Services – 0.6%
Verizon Communications, Inc.	68,683	$3,923,860

Tobacco – 0.9%
Philip Morris International, Inc.	72,387	$5,684,551

Utilities – Electric Power – 2.9%
American Electric Power Co., Inc.	45,207	$3,978,668
CMS Energy Corp.	58,005	3,359,070
Duke Energy Corp.	45,804	4,041,745
FirstEnergy Corp.	72,467	3,102,312
NextEra Energy, Inc.	20,295	4,157,634

		$18,639,429

Total Common Stocks (Identified Cost, $434,007,826)		$629,975,702

INVESTMENT COMPANIES (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 2.42% (v) (Identified Cost, $6,699,397)	6,698,842	$6,699,512

5

MFS Research Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COLLATERAL FOR SECURITIES LOANED – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.36% (j) (Identified Cost, $11,725)	11,725	$11,725

SECURITIES SOLD SHORT – (0.6)%
Medical & Health Technology & Services – (0.2)%
Healthcare Services Group, Inc.	(44,372)	$(1,345,359)

Telecommunications – Wireless – (0.4)%
Crown Castle International Corp., REIT	(16,616)	$(2,165,896)

Total Securities Sold Short (Proceeds Received, $2,805,414)		$(3,511,255)

OTHER ASSETS, LESS LIABILITIES – 0.0%		301,793

NET ASSETS – 100.0%		$633,477,477

(a)	Non-income producing security.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $6,699,512 and $629,987,427, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan. See Note 2 for additional information.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

At June 30, 2019, the fund had cash collateral of $5,329 and other liquid securities with an aggregate value of $6,425,671 to cover any collateral or margin obligations for securities sold short. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.

See Notes to Financial Statements

6

MFS Research Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/19

Assets
Investments in unaffiliated issuers, at value, including $722,906 of securities on loan (identified cost, $434,019,551)	$629,987,427
Investments in affiliated issuers, at value (identified cost, $6,699,397)	6,699,512
Cash	7,997
Deposits with brokers for
Securities sold short	5,329
Receivables for
Investments sold	2,610,030
Fund shares sold	242,907
Interest and dividends	461,326
Other assets	1,193
Total assets	$640,015,721

Liabilities
Payables for
Securities sold short, at value (proceeds received, $2,805,414)	$3,511,255
Investments purchased	2,383,208
Fund shares reacquired	460,312
Collateral for securities loaned, at value (c)	11,725
Payable to affiliates
Investment adviser	48,140
Administrative services fee	1,036
Shareholder servicing costs	798
Distribution and/or service fees	7,503
Payable for independent Trustees’ compensation	14
Accrued expenses and other liabilities	114,253
Total liabilities	$6,538,244
Net assets	$633,477,477

Net assets consist of
Paid-in capital	$353,775,046
Total distributable earnings (loss)	279,702,431
Net assets	$633,477,477
Shares of beneficial interest outstanding	21,070,273

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$357,611,364	11,821,435	$30.25
Service Class	275,866,113	9,248,838	29.83

(c)	Non-cash collateral is not included.

See Notes to Financial Statements

7

MFS Research Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/19

Net investment income (loss)
Income
Dividends	$4,847,692
Dividends from affiliated issuers	61,573
Income on securities loaned	52,629
Other	48,706
Foreign taxes withheld	(25,308)
Total investment income	$4,985,292
Expenses
Management fee	$2,247,520
Distribution and/or service fees	315,324
Shareholder servicing costs	11,556
Administrative services fee	47,161
Independent Trustees’ compensation	9,919
Custodian fee	16,126
Shareholder communications	25,854
Audit and tax fees	29,371
Legal fees	2,680
Dividend and interest expense on securities sold short	89,651
Interest expense and fees	1,846
Miscellaneous	16,898
Total expenses	$2,813,906
Reduction of expenses by investment adviser	(36,392)
Net expenses	$2,777,514
Net investment income (loss)	$2,207,778

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$14,012,799
Affiliated issuers	1,054
Foreign currency	(81)
Net realized gain (loss)	$14,013,772
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$97,907,342
Affiliated issuers	136
Securities sold short	(276,402)
Translation of assets and liabilities in foreign currencies	26
Net unrealized gain (loss)	$97,631,102
Net realized and unrealized gain (loss)	$111,644,874
Change in net assets from operations	$113,852,652

See Notes to Financial Statements

8

MFS Research Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/19	Year ended 12/31/18
	(unaudited)
Change in net assets

From operations
Net investment income (loss)	$2,207,778	$4,710,335
Net realized gain (loss)	14,013,772	64,792,203
Net unrealized gain (loss)	97,631,102	(91,045,222)
Change in net assets from operations	$113,852,652	$(21,542,684)
Total distributions to shareholders	$—	$(71,592,214)
Change in net assets from fund share transactions	$(15,695,404)	$5,486,232
Total change in net assets	$98,157,248	$(87,648,666)

Net assets
At beginning of period	535,320,229	622,968,895
At end of period	$633,477,477	$535,320,229

See Notes to Financial Statements

9

MFS Research Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/19		Year ended
			12/31/18	12/31/17	12/31/16		12/31/15		12/31/14

	(unaudited)

Net asset value, beginning of period	$24.93		$29.50	$26.00	$26.68		$29.11		$28.74

Income (loss) from investment operations
Net investment income (loss) (d)	$0.12		$0.26	$0.20	$0.36	(c)	$0.21		$0.19
Net realized and unrealized gain (loss)	5.20		(1.04)	5.67	1.98		(0.17	)(g)	2.68
Total from investment operations	$5.32		$(0.78)	$5.87	$2.34		$0.04		$2.87

Less distributions declared to shareholders
From net investment income	$—		$(0.22)	$(0.40)	$(0.22)		$(0.22)		$(0.25)
From net realized gain	—		(3.57)	(1.97)	(2.80)		(2.25)		(2.25)
Total distributions declared to shareholders	$—		$(3.79)	$(2.37)	$(3.02)		$(2.47)		$(2.50)
Net asset value, end of period (x)	$30.25		$24.93	$29.50	$26.00		$26.68		$29.11
Total return (%) (k)(r)(s)(x)	21.34	(n)	(4.37)	23.37	8.74	(c)	0.80		10.20

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83	(a)	0.82	0.83	0.80	(c)	0.82		0.80
Expenses after expense reductions (f)	0.82	(a)	0.81	0.81	0.79	(c)	0.81		0.80
Net investment income (loss)	0.84	(a)	0.88	0.70	1.36	(c)	0.72		0.67
Portfolio turnover	21	(n)	31	37	45		43		34
Net assets at end of period (000 omitted)	$357,611		$319,422	$394,867	$386,256		$410,178		$468,286

Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.79		0.79	0.79	0.78	(c)	0.80		N/A

See Notes to Financial Statements

10

MFS Research Series

Financial Highlights – continued

Service Class	Six months ended 6/30/19		Year ended
			12/31/18	12/31/17	12/31/16		12/31/15		12/31/14

	(unaudited)

Net asset value, beginning of period	$24.61		$29.17	$25.73	$26.42		$28.84		$28.49

Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.18	$0.13	$0.29	(c)	$0.13		$0.12
Net realized and unrealized gain (loss)	5.14		(1.03)	5.61	1.96		(0.16	)(g)	2.65
Total from investment operations	$5.22		$(0.85)	$5.74	$2.25		$(0.03)		$2.77

Less distributions declared to shareholders
From net investment income	$—		$(0.14)	$(0.33)	$(0.14)		$(0.14)		$(0.17)
From net realized gain	—		(3.57)	(1.97)	(2.80)		(2.25)		(2.25)
Total distributions declared to shareholders	$—		$(3.71)	$(2.30)	$(2.94)		$(2.39)		$(2.42)
Net asset value, end of period (x)	$29.83		$24.61	$29.17	$25.73		$26.42		$28.84
Total return (%) (k)(r)(s)(x)	21.21	(n)	(4.62)	23.07	8.49	(c)	0.53		9.94

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08	(a)	1.07	1.08	1.05	(c)	1.07		1.05
Expenses after expense reductions (f)	1.07	(a)	1.06	1.06	1.04	(c)	1.06		1.05
Net investment income (loss)	0.59	(a)	0.63	0.47	1.11	(c)	0.47		0.42
Portfolio turnover	21	(n)	31	37	45		43		34
Net assets at end of period (000 omitted)	$275,866		$215,898	$228,102	$220,341		$226,704		$260,028

Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.04		1.04	1.04	1.03	(c)	1.05		N/A

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(g)

The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS Research Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Research Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset

12

MFS Research Series

Notes to Financial Statements (unaudited) – continued

value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$629,975,702	$—	$—	$629,975,702
Mutual Funds	6,711,237	—	—	6,711,237
Total	$636,686,939	$—	$—	$636,686,939

Securities Sold Short	$(3,511,255)	$—	$—	$(3,511,255)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Short Sales – The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended June 30, 2019, this expense amounted to $89,651. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $722,906. The fair value of the fund’s investment securities on loan and a related liability of $11,725 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $727,308 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is

13

MFS Research Series

Notes to Financial Statements (unaudited) – continued

allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and partnership adjustments.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/18
Ordinary income (including any short-term capital gains)	$15,192,066
Long-term capital gains	56,400,148
Total distributions	$71,592,214

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/19

Cost of investments	$442,603,126
Gross appreciation	202,230,722
Gross depreciation	(8,146,909)
Net unrealized appreciation (depreciation)	$194,083,813

As of 12/31/18

Undistributed ordinary income	8,377,084
Undistributed long-term capital gain	60,907,582
Other temporary differences	818,216
Net unrealized appreciation (depreciation)	95,746,897

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

14

MFS Research Series

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain

	Six months ended 6/30/19	Year ended 12/31/18	Six months ended 6/30/19	Year ended 12/31/18
Initial Class	$—	$2,530,302	$—	$41,798,648
Service Class	—	1,019,726	—	26,243,538
Total	$—	$3,550,028	$—	$68,042,186

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.75%
In excess of $1 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2019, this management fee reduction amounted to $28,929, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2019 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as short sale dividend and interest expenses incurred in connection with the fund’s investment activity), such that total annual operating expenses do not exceed 0.79% of average daily net assets for the Initial Class shares and 1.04% of average daily net assets for the Service Class shares. This written agreement will terminate on July 31, 2019. For the six months ended June 30, 2019, this reduction amounted to $7,463, which is included in the reduction of total expenses in the Statement of Operations. Effective August 1, 2019, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as short sale dividend and interest expenses incurred in connection with the fund’s investment activity), such that total annual operating expenses do not exceed 0.77% of average daily net assets for the Initial Class shares and 1.02% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2021.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2019, the fee was $10,626, which equated to 0.0035% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2019, these costs amounted to $930.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2019 was equivalent to an annual effective rate of 0.0157% of the fund’s average daily net assets.

15

MFS Research Series

Notes to Financial Statements (unaudited) – continued

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) had entered into a service agreement (the ISO Agreement) which provided for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino served as the ISO and was an officer of the funds and the sole member of Tarantino LLC. Effective June 30, 2019, Mr. Tarantino retired from his position as ISO for the funds, and the ISO Agreement was terminated. For the six months ended June 30, 2019, the fee paid by the fund under this agreement was $699 and is included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2019, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $85,219 and $116,064, respectively. The sales transactions resulted in net realized gains (losses) of $(3,157).

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2019, this reimbursement amounted to $17,051, which is included in “Other” income in the Statement of Operations.

(4)	Portfolio Securities

For the six months ended June 30, 2019, purchases and sales of investments, other than short sales and short-term obligations, aggregated $122,333,316 and $131,939,524, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/19		Year ended 12/31/18

	Shares	Amount	Shares	Amount
Shares sold
Initial Class	268,311	$7,310,251	329,221	$9,452,088
Service Class	1,199,641	33,325,499	1,628,313	45,814,010
	1,467,952	$40,635,750	1,957,534	$55,266,098

Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	1,541,340	$44,328,950
Service Class	—	—	959,299	27,263,264
	—	$—	2,500,639	$71,592,214

Shares reacquired
Initial Class	(1,261,427)	$(35,889,762)	(2,439,153)	$(73,589,103)
Service Class	(724,414)	(20,441,392)	(1,633,597)	(47,782,977)
	(1,985,841)	$(56,331,154)	(4,072,750)	$(121,372,080)

Net change
Initial Class	(993,116)	$(28,579,511)	(568,592)	$(19,808,065)
Service Class	475,227	12,884,107	954,015	25,294,297
	(517,889)	$(15,695,404)	385,423	$5,486,232

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 18%, 6%, and 4%, respectively, of the value of outstanding voting shares of the fund.

16

MFS Research Series

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2019, the fund’s commitment fee and interest expense were $1,739 and $0, respectively, and are included in “Interest expense and fees” in the Statement of Operations.

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$8,681,716	$41,019,200	$43,002,594	$1,054	$136	$6,699,512

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$61,573	$—

17

MFS Research Series

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/vit1 by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/vit1 by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

18

Semiannual Report

June 30, 2019

MFS® Total Return Series

MFS® Variable Insurance Trust

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the insurance company that offers your contract may determine that it will no longer send you paper copies of the fund’s annual and semiannual shareholder reports unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site (insurancefunds.mfs.com or other Web site of which you will be notified), and the insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company or financial intermediary.

If you already elected to receive shareholder reports by email, you will not be affected by this change and you need not take any action. If your insurance company or financial intermediary offers electronic delivery, you may elect to receive shareholder reports and other communications from the insurance company or financial intermediary by email by following the instructions provided by the insurance company or financial intermediary.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge from the insurance company or financial intermediary. You can inform the insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your insurance company or financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your insurance company or financial intermediary.

VTR-SEM

MFS® Total Return Series

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Total Return Series

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Slowing global growth, low inflation, and increasing trade friction between the United States and China have been hallmarks of the past 12 months. After experiencing an uptick in market volatility in late 2018, markets steadied during the first half of 2019, thanks in large measure to the adoption of a dovish policy stance on the part of global central banks, who have largely abandoned efforts to normalize interest rates and have instead focused on supporting economic growth. Trade tensions remain high as the U.S. has ratcheted up tariffs on Chinese imports and China has retaliated. A truce of sorts was reached midyear, but significant challenges continue to confront negotiators, and it is not known whether a comprehensive agreement can be reached.

With Boris Johnson replacing Theresa May as Britain’s prime minister, uncertainty over Brexit remains high. Johnson has adopted a more combative stance than his predecessor toward the European Union, increasing concerns that there will be a “hard” Brexit.

Markets expect that the longest economic expansion in U.S. history will continue for the time being, albeit at a slower pace. Nevertheless, slower growth and low inflation have spurred the U.S. Federal Reserve to take a more accommodative policy stance, prompting investors to anticipate several interest rate cuts in the coming year. The European Central Bank has adopted a similar position. The more accommodative environment has helped fuel a continued rise in global equities and has been broadly supportive of risk assets.

Since launching the first U.S. open-end mutual fund in 1924, MFS® has been committed to a single purpose: to create value by allocating capital responsibly for clients. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to uncover what we believe are the best investment opportunities in the market.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

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MFS Total Return Series

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
U.S. Treasury Notes, 1.75%, 11/30/2021	2.7%
JPMorgan Chase & Co.	1.8%
U.S. Treasury Bonds, 2.875%, 5/15/2043	1.7%
Comcast Corp., “A”	1.6%
Pfizer, Inc.	1.3%
Fannie Mae, 3.5%, 30 Years	1.3%
Johnson & Johnson	1.3%
Microsoft Corp.	1.2%
Citigroup, Inc.	1.1%
Union Pacific Corp.	1.1%

Composition including fixed income credit quality (a)(i)
AAA	3.5%
AA	0.6%
A	3.3%
BBB	6.7%
BB	0.1%
B (o)	0.0%
CCC	0.1%
U.S. Government	11.2%
Federal Agencies (n)	12.4%
Not Rated	0.2%
Non-Fixed Income	60.0%
Cash & Cash Equivalents	1.9%

GICS equity sectors (g)
Financials	13.5%
Health Care	9.6%
Industrials	8.2%
Information Technology	7.9%
Consumer Staples	4.9%
Energy	3.6%
Consumer Discretionary	3.3%
Utilities	2.7%
Communication Services	2.6%
Materials	2.4%
Real Estate	1.1%
Financial Services	0.2%

Fixed income sectors (i)
Mortgage-Backed Securities (n)	12.3%
U.S. Treasury Securities	11.2%
Investment Grade Corporates	10.3%
Commercial Mortgage-Backed Securities	1.8%
Collateralized Debt Obligations	1.1%
Asset-Backed Securities	0.5%
Emerging Markets Bonds	0.3%
Non-U.S. Government Bonds	0.3%
Municipal Bonds	0.2%
U.S. Government Agencies	0.1%

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. Non-Fixed Income includes any equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

(g)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

2

MFS Total Return Series

Portfolio Composition – continued

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(n)	Includes TBA sale commitments.
(o)	Less than 0.1%.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2019.

The portfolio is actively managed and current holdings may be different.

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MFS Total Return Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2019 through June 30, 2019

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2019 through June 30, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/19	Ending Account Value 6/30/19	Expenses Paid During Period (p) 1/01/19-6/30/19
Initial Class	Actual	0.62%	$1,000.00	$1,128.56	$3.27
	Hypothetical (h)	0.62%	$1,000.00	$1,021.72	$3.11
Service Class	Actual	0.87%	$1,000.00	$1,127.22	$4.59
	Hypothetical (h)	0.87%	$1,000.00	$1,020.48	$4.36

(h)	5% class return per year before expenses.

(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Notes to Expense Table

Changes to the fund’s fee arrangements will occur during the fund’s current fiscal year. Had these fee changes been in effect during the six month period, the annualized expense ratios, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 0.61%, $3.22, and $3.06 for Initial Class and 0.86%, $4.54, and $4.31 for Service Class, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

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MFS Total Return Series

PORTFOLIO OF INVESTMENTS – 6/30/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 59.6%
Aerospace – 2.6%
Boeing Co.	4,292	$1,562,331
Honeywell International, Inc.	136,698	23,866,104
L3 Harris Technologies, Inc.	19,573	3,701,842
Lockheed Martin Corp.	27,536	10,010,437
Northrop Grumman Corp.	31,623	10,217,708
United Technologies Corp.	113,921	14,832,514

		$64,190,936

Airlines – 0.2%
Delta Air Lines, Inc.	66,115	$3,752,026

Alcoholic Beverages – 0.7%
Diageo PLC	260,889	$11,211,727
Molson Coors Brewing Co.	109,974	6,158,544

		$17,370,271

Apparel Manufacturers – 0.4%
Hanesbrands, Inc.	55,001	$947,117
LVMH Moet Hennessy Louis Vuitton SE	10,132	4,312,347
NIKE, Inc., “B”	53,085	4,456,486

		$9,715,950

Automotive – 0.9%
Aptiv PLC	86,931	$7,026,633
Harley-Davidson, Inc.	15,469	554,254
Lear Corp.	84,255	11,734,194
Magna International, Inc.	51,490	2,562,016

		$21,877,097

Biotechnology – 0.1%
Biogen, Inc. (a)	15,633	$3,656,090

Broadcasting – 0.2%
Omnicom Group, Inc.	69,352	$5,683,396

Brokerage & Asset Managers – 1.3%
Apollo Global Management LLC, “A”	49,048	$1,682,346
BlackRock, Inc.	19,717	9,253,188
Blackstone Group LP	128,785	5,720,630
Charles Schwab Corp.	57,873	2,325,916
Invesco Ltd.	68,965	1,411,024
NASDAQ, Inc.	61,011	5,867,428
T. Rowe Price Group, Inc.	55,059	6,040,523

		$32,301,055

Business Services – 2.7%
Accenture PLC, “A”	122,326	$22,602,175
Amdocs Ltd.	94,865	5,890,168
Cognizant Technology Solutions Corp., “A”	34,428	2,182,391
DXC Technology Co.	207,862	11,463,589
Equifax, Inc.	52,869	7,150,004
Fidelity National Information Services, Inc.	52,181	6,401,565
Fiserv, Inc. (a)	72,705	6,627,788
Worldpay, Inc. (a)	36,555	4,479,815

		$66,797,495

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Cable TV – 1.6%
Comcast Corp., “A”	932,702	$39,434,641

Chemicals – 1.6%
3M Co.	49,478	$8,576,516
Celanese Corp.	40,842	4,402,768
CF Industries Holdings, Inc.	187,387	8,752,847
PPG Industries, Inc.	161,237	18,817,970

		$40,550,101

Computer Software – 2.1%
Adobe Systems, Inc. (a)	52,311	$15,413,436
Check Point Software Technologies Ltd. (a)	27,166	3,140,661
Microsoft Corp.	219,823	29,447,489
Oracle Corp.	89,410	5,093,688

		$53,095,274

Computer Software – Systems – 0.6%
Apple, Inc.	42,987	$8,507,987
Hitachi Ltd.	100,600	3,684,732
Seagate Technology PLC	40,021	1,885,790

		$14,078,509

Construction – 0.7%
Sherwin-Williams Co.	20,080	$9,202,463
Stanley Black & Decker, Inc.	56,377	8,152,678

		$17,355,141

Consumer Products – 0.7%
Colgate-Palmolive Co.	14,879	$1,066,378
Kimberly-Clark Corp.	79,980	10,659,735
Procter & Gamble Co.	9,762	1,070,403
Reckitt Benckiser Group PLC	55,404	4,372,187

		$17,168,703

Containers – 0.1%
Crown Holdings, Inc. (a)	45,802	$2,798,502

Electrical Equipment – 0.9%
HD Supply Holdings, Inc. (a)	25,068	$1,009,739
Johnson Controls International PLC	482,376	19,926,952
Schneider Electric S.A.	16,000	1,451,122

		$22,387,813

Electronics – 1.8%
Analog Devices, Inc.	35,334	$3,988,149
Applied Materials, Inc.	93,384	4,193,876
Intel Corp.	92,199	4,413,566
Marvell Technology Group Ltd.	134,913	3,220,373
Maxim Integrated Products, Inc.	67,654	4,047,062
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	217,213	8,508,233
Texas Instruments, Inc.	142,913	16,400,696

		$44,771,955

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MFS Total Return Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Energy – Independent – 1.0%
EOG Resources, Inc.	77,700	$7,238,532
Hess Corp.	56,361	3,582,869
Marathon Petroleum Corp.	55,764	3,116,092
Noble Energy, Inc.	85,874	1,923,578
Occidental Petroleum Corp.	28,196	1,417,695
Phillips 66	34,635	3,239,758
Pioneer Natural Resources Co.	26,032	4,005,283

		$24,523,807

Energy – Integrated – 1.4%
Anadarko Petroleum Corp.	20,414	$1,440,412
BP PLC	1,040,896	7,251,862
Chevron Corp.	77,921	9,696,489
Eni S.p.A.	378,804	6,291,361
Exxon Mobil Corp.	123,832	9,489,246

		$34,169,370

Food & Beverages – 2.0%
Archer Daniels Midland Co.	144,815	$5,908,452
Coca-Cola European Partners PLC	57,851	3,268,582
Danone S.A.	63,389	5,369,933
General Mills, Inc.	136,320	7,159,526
Ingredion, Inc.	45,162	3,725,413
J.M. Smucker Co.	17,673	2,035,753
Mondelez International, Inc.	63,229	3,408,043
Nestle S.A.	131,641	13,627,986
PepsiCo, Inc.	21,666	2,841,063
Tyson Foods, Inc., “A”	35,956	2,903,087

		$50,247,838

Food & Drug Stores – 0.1%
Kroger Co.	147,183	$3,195,343

Furniture & Appliances – 0.2%
Whirlpool Corp.	42,298	$6,021,543

Gaming & Lodging – 0.1%
Marriott International, Inc., “A”	19,086	$2,677,575

General Merchandise – 0.1%
Dollar Tree, Inc. (a)	30,604	$3,286,564

Health Maintenance Organizations – 0.5%
Cigna Corp.	79,722	$12,560,201

Insurance – 3.9%
Aon PLC	107,657	$20,775,648
Chubb Ltd.	134,044	19,743,341
Marsh & McLennan Cos., Inc.	30,468	3,039,183
MetLife, Inc.	367,149	18,236,291
Prudential Financial, Inc.	108,927	11,001,627
Samsung Fire & Marine Insurance Co. Ltd.	5,546	1,287,254
Travelers Cos., Inc.	102,936	15,390,991
Zurich Insurance Group AG	19,305	6,721,747

		$96,196,082

Internet – 0.3%
Alphabet, Inc., “A” (a)	6,033	$6,532,532

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Leisure & Toys – 0.1%
Electronic Arts, Inc. (a)	32,362	$3,276,976

Machinery & Tools – 2.2%
AGCO Corp.	79,232	$6,146,026
Allison Transmission Holdings, Inc.	19,532	905,308
Cummins, Inc.	17,945	3,074,696
Deere & Co.	21,510	3,564,422
Eaton Corp. PLC	243,785	20,302,415
Illinois Tool Works, Inc.	95,838	14,453,329
Ingersoll-Rand Co. PLC, “A”	43,560	5,517,745
Regal Beloit Corp.	15,739	1,286,034

		$55,249,975

Major Banks – 5.6%
Bank of America Corp.	786,260	$22,801,540
Bank of New York Mellon Corp.	247,351	10,920,547
BNP Paribas (l)	26,429	1,255,139
Goldman Sachs Group, Inc.	73,643	15,067,358
JPMorgan Chase & Co.	412,841	46,155,624
Morgan Stanley	160,734	7,041,756
PNC Financial Services Group, Inc.	96,654	13,268,661
State Street Corp.	121,497	6,811,122
Sumitomo Mitsui Financial Group, Inc.	33,000	1,164,940
Wells Fargo & Co.	333,847	15,797,640

		$140,284,327

Medical & Health Technology & Services – 1.1%
AmerisourceBergen Corp.	41,141	$3,507,681
HCA Healthcare, Inc.	101,500	13,719,755
McKesson Corp.	44,697	6,006,830
Walgreens Boots Alliance, Inc.	91,337	4,993,394

		$28,227,660

Medical Equipment – 3.4%
Abbott Laboratories	197,268	$16,590,239
Danaher Corp.	173,213	24,755,602
Medtronic PLC	223,718	21,787,896
Thermo Fisher Scientific, Inc.	61,852	18,164,695
Zimmer Biomet Holdings, Inc.	34,266	4,034,479

		$85,332,911

Metals & Mining – 0.3%
Rio Tinto Ltd.	106,331	$6,590,382

Natural Gas – Distribution – 0.2%
Sempra Energy	29,469	$4,050,219

Natural Gas – Pipeline – 0.9%
Enterprise Products Partners LP	322,440	$9,308,843
EQM Midstream Partners LP	53,201	2,377,021
Equitrans Midstream Corp.	296,322	5,840,506
MPLX LP	66,541	2,141,955
Plains GP Holdings LP	148,120	3,698,556

		$23,366,881

Network & Telecom – 0.7%
Cisco Systems, Inc.	335,927	$18,385,285

Oil Services – 0.3%
Schlumberger Ltd.	177,692	$7,061,480

6

MFS Total Return Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Other Banks & Diversified Financials – 3.0%
American Express Co.	33,353	$4,117,094
BB&T Corp.	146,552	7,200,100
Citigroup, Inc.	406,965	28,499,759
Intesa Sanpaolo S.p.A.	897,281	1,920,202
ORIX Corp.	368,400	5,494,478
SunTrust Banks, Inc.	44,386	2,789,660
Synchrony Financial	63,012	2,184,626
U.S. Bancorp	323,324	16,942,178
Visa, Inc., “A”	28,775	4,993,901

		$74,141,998

Pharmaceuticals – 4.5%
Bayer AG	75,208	$5,211,530
Bristol-Myers Squibb Co.	183,602	8,326,351
Elanco Animal Health, Inc. (a)	159,320	5,385,016
Eli Lilly & Co.	111,333	12,334,583
Johnson & Johnson	227,479	31,683,275
Merck & Co., Inc.	68,606	5,752,613
Mylan N.V. (a)	62,937	1,198,320
Novartis AG	13,149	1,201,486
Pfizer, Inc.	769,758	33,345,917
Roche Holding AG	29,766	8,374,546

		$112,813,637

Printing & Publishing – 0.2%
Moody’s Corp.	21,559	$4,210,688
Transcontinental, Inc., “A”	118,503	1,320,270

		$5,530,958

Railroad & Shipping – 1.2%
Canadian National Railway Co.	33,883	$3,133,500
Union Pacific Corp.	160,922	27,213,519

		$30,347,019

Real Estate – 1.1%
EPR Properties, REIT	62,862	$4,688,876
Medical Properties Trust, Inc., REIT	589,859	10,287,141
Public Storage, Inc., REIT	8,670	2,064,934
Simon Property Group, Inc., REIT	21,805	3,483,567
STORE Capital Corp., REIT	246,488	8,180,937

		$28,705,455

Restaurants – 0.7%
Aramark	65,111	$2,347,903
Chipotle Mexican Grill, Inc., “A” (a)	2,571	1,884,235
Starbucks Corp.	125,433	10,515,048
U.S. Foods Holding Corp. (a)	72,166	2,580,656

		$17,327,842

Specialty Chemicals – 0.4%
Axalta Coating Systems Ltd. (a)	138,300	$4,117,191
Corteva, Inc.	51,635	1,526,847
DuPont de Nemours, Inc.	51,635	3,876,240
Methanex Corp.	21,350	970,571

		$10,490,849

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Specialty Stores – 1.0%
Amazon.com, Inc. (a)	7,807	$14,783,569
Best Buy Co., Inc.	24,571	1,713,336
Target Corp.	60,385	5,229,945
Tractor Supply Co.	26,300	2,861,440

		$24,588,290

Telephone Services – 0.4%
Verizon Communications, Inc.	165,487	$9,454,272

Tobacco – 1.1%
Altria Group, Inc.	51,272	$2,427,729
British American Tobacco PLC	65,908	2,300,908
Japan Tobacco, Inc.	186,600	4,118,302
Philip Morris International, Inc.	231,793	18,202,704

		$27,049,643

Trucking – 0.2%
United Parcel Service, Inc., “B”	45,809	$4,730,696

Utilities – Electric Power – 2.2%
Duke Energy Corp.	142,893	$12,608,878
Exelon Corp.	273,081	13,091,503
FirstEnergy Corp.	135,329	5,793,434
Public Service Enterprise Group, Inc.	72,672	4,274,567
Southern Co.	221,485	12,243,691
SSE PLC	163,716	2,332,762
WEC Energy Group, Inc.	38,748	3,230,421
Xcel Energy, Inc.	41,885	2,491,739

		$56,066,995

Total Common Stocks (Identified Cost, $980,094,546)		$1,489,469,560

BONDS – 37.9%
Aerospace – 0.1%
L3 Technologies, Inc., 3.85%, 6/15/2023	$2,728,000	$2,846,432

Apparel Manufacturers – 0.1%
Tapestry, Inc., 4.125%, 7/15/2027	$1,735,000	$1,744,711

Asset-Backed & Securitized – 3.4%
ALM Loan Funding CLO, 2013-7R2A, “A1B2”, FLR, 3.996% (LIBOR - 3mo. + 1.4%), 10/15/2027 (z)	$4,410,000	$4,372,180
ALM V Ltd., 2012-5A, “A2R3”, FLR, 3.851% (LIBOR - 3mo. + 1.25%), 10/18/2027 (z)	2,667,000	2,642,480
AREIT CRE Trust CLO, 2018-CRE2, “A”, FLR, 3.381% (LIBOR - 1mo. + 0.98%), 11/14/2035 (z)	3,766,354	3,766,353
Avis Budget Rental Car Funding LLC, 2019-1A, “A”, 3.45%, 3/20/2023 (n)	3,880,000	3,973,819
Bancorp Commercial Mortgage Trust, 2018-CRE4, “A”, FLR, 3.294% (LIBOR - 1mo. + 0.9%), 9/15/2035 (z)	3,021,850	3,016,260
Bayview Financial Revolving Mortgage Loan Trust, FLR, 4.002% (LIBOR - 1mo. + 1.6%), 12/28/2040 (z)	1,404,185	1,353,086

7

MFS Total Return Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
BDS Ltd., FLR, 3.794% (LIBOR - 1mo. + 1.4%), 8/15/2035 (z)	$4,179,000	$4,184,166
Chesapeake Funding II LLC, 2016-2A, “A2”, FLR, 3.394% (LIBOR - 1mo. + 1%), 6/15/2028 (z)	589,778	590,536
Chesapeake Funding II LLC, 2018-1A, “A1”, 3.04%, 4/15/2030 (n)	1,318,098	1,330,950
Commercial Mortgage Pass-Through Certificates, 2019-BN17, “A4”, 3.714%, 4/15/2052	2,789,000	3,008,285
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	3,980,975	4,240,212
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	2,316,427	2,423,382
Cutwater CLO Ltd., 2015-1A, “AR”, FLR, 3.816% (LIBOR - 3mo. + 1.22%), 1/15/2029 (n)	4,410,000	4,410,123
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 3.496% (LIBOR - 3mo. + 0.9%), 4/15/2029 (z)	2,088,000	2,069,805
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 3.616% (LIBOR - 3mo. + 1.02%), 4/15/2031 (n)	4,414,000	4,374,186
Figueroa CLO Ltd., 2014-1A, “BR”, FLR, 3.803% (LIBOR - 3mo. + 1.5%), 1/15/2027 (n)	1,330,000	1,326,075
Ford Credit Auto Owner Trust, 2014-2, “A”, 2.31%, 4/15/2026 (n)	1,465,000	1,463,890
Fort CRE LLC, 2018-1A, “A1”, FLR, 3.754% (LIBOR - 1mo. + 1.35%), 11/21/2035 (n)	1,638,500	1,638,497
GMAC Mortgage Corp. Loan Trust, 5.805%, 10/25/2036	378,421	399,344
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	4,243,101	4,442,785
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048	4,880,000	5,122,670
JPMBB Commercial Mortgage
Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	3,256,792	3,379,156
KKR Real Estate Financial Trust, Inc., 2018-FL1, “A”, FLR, 3.494% (LIBOR - 1mo. + 1.1%), 6/15/2036 (n)	2,180,000	2,184,088
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	1,600,004	1,694,401
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	1,456,742	1,542,199
Mountain Hawk CLO Ltd., 2014-3A, “BR”, FLR, 4.401% (LIBOR - 3mo. + 1.8%), 4/18/2025 (n)	4,534,203	4,530,095
Navistar Financial Dealer Note Master Owner Trust II, 2018-1, “A”, FLR, 3.034% (LIBOR - 1mo. + 0.63%), 9/25/2023 (z)	2,554,000	2,559,036

Issuer	Shares/Par	Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
Neuberger Berman CLO Ltd., FLR, 3.397% (LIBOR - 3mo. + 0.8%), 1/15/2028 (z)	$1,900,000	$1,890,540
Oaktree CLO Ltd., 2015-1A, “A2AR”, FLR, 3.941% (LIBOR - 3mo. + 1.35%), 10/20/2027 (n)	809,537	802,048
Residential Funding Mortgage Securities, Inc., 5.32%, 12/25/2035	621,378	607,835
Sound Point CLO Ltd., 2015-3A, “AR”, FLR, 3.481% (LIBOR - 3mo. + 0.89%), 1/20/2028 (n)	910,000	905,486
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	4,315,766	4,548,435

		$84,792,403

Automotive – 0.3%
General Motors Co., 5.15%, 4/01/2038	$715,000	$704,769
General Motors Co., 6.75%, 4/01/2046	1,124,000	1,268,567
General Motors Financial Co., Inc., 4.35%, 4/09/2025	1,137,000	1,172,912
Lear Corp., 3.8%, 9/15/2027	2,474,000	2,448,927
Lear Corp., 4.25%, 5/15/2029	1,085,000	1,096,012

		$6,691,187

Broadcasting – 0.1%
Fox Corp., 4.03%, 1/25/2024 (n)	$2,654,000	$2,822,924

Brokerage & Asset Managers – 0.5%
Charles Schwab Corp., 3.2%, 1/25/2028	$2,512,000	$2,594,186
E*TRADE Financial Corp., 2.95%, 8/24/2022	750,000	757,413
E*TRADE Financial Corp., 3.8%, 8/24/2027	1,078,000	1,085,453
E*TRADE Financial Corp., 4.5%, 6/20/2028	1,107,000	1,164,038
Intercontinental Exchange, Inc., 2.35%, 9/15/2022	1,484,000	1,485,578
Intercontinental Exchange, Inc., 4%, 10/15/2023	2,519,000	2,679,375
Raymond James Financial, Inc., 4.95%, 7/15/2046	2,325,000	2,622,804

		$12,388,847

Building – 0.2%
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)	$1,146,000	$1,130,153
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	927,000	925,443
Masco Corp., 4.375%, 4/01/2026	1,938,000	2,032,930

		$4,088,526

Business Services – 0.2%
Fidelity National Information Services, Inc., 4.5%, 8/15/2046	$630,000	$663,838
Fidelity National Information Services, Inc., 4.75%, 5/15/2048	1,575,000	1,757,924
Fiserv, Inc., 4.4%, 7/01/2049	1,654,000	1,740,126

8

MFS Total Return Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Business Services – continued
Verisk Analytics, Inc., 4.125%, 3/15/2029	$1,367,000	$1,465,282

		$5,627,170

Cable TV – 0.1%
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	$2,855,000	$3,847,482

Chemicals – 0.0%
Sherwin-Williams Co., 4.5%, 6/01/2047	$1,201,000	$1,280,981

Computer Software – 0.2%
Dell International LLC/EMC Corp., 4.9%, 10/01/2026 (n)	$1,857,000	$1,937,510
Microsoft Corp., 4.25%, 2/06/2047	2,278,000	2,684,394

		$4,621,904

Computer Software – Systems – 0.2%
Apple, Inc., 2.85%, 2/23/2023	$3,502,000	$3,586,004
Apple, Inc., 3.35%, 2/09/2027	1,145,000	1,202,289
Apple, Inc., 3.85%, 5/04/2043	1,303,000	1,381,015

		$6,169,308

Conglomerates – 0.2%
Roper Technologies, Inc., 4.2%, 9/15/2028	$900,000	$963,671
United Technologies Corp., 4.125%, 11/16/2028	1,778,000	1,953,313
Wabtec Corp., 4.95%, 9/15/2028	2,041,000	2,188,400

		$5,105,384

Consumer Products – 0.2%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	$3,463,000	$3,611,441
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	1,097,000	1,105,332

		$4,716,773

Consumer Services – 0.5%
Experian Finance PLC, 4.25%, 2/01/2029 (n)	$1,699,000	$1,841,804
IHS Markit Ltd., 3.625%, 5/01/2024	385,000	396,800
IHS Markit Ltd., 4%, 3/01/2026 (n)	2,212,000	2,282,784
IHS Markit Ltd., 4.25%, 5/01/2029	578,000	606,750
Priceline Group, Inc., 2.75%, 3/15/2023	4,026,000	4,082,459
Visa, Inc., 3.15%, 12/14/2025	2,934,000	3,077,994

		$12,288,591

Electronics – 0.2%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027	$1,105,000	$1,082,791
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.5%, 1/15/2028	3,096,000	2,939,142
Broadcom, Inc., 4.25%, 4/15/2026 (n)	1,580,000	1,603,503

		$5,625,436

Issuer	Shares/Par	Value ($)
BONDS – continued
Energy – Integrated – 0.2%
BP Capital Markets America, Inc., 3.41%, 2/11/2026	$2,812,000	$2,947,023
Eni S.p.A., 4.75%, 9/12/2028 (n)	1,944,000	2,127,028

		$5,074,051

Financial Institutions – 0.2%
AerCap Ireland Capital Ltd., 4.875%, 1/16/2024	$362,000	$388,717
AerCap Ireland Capital Ltd., 3.65%, 7/21/2027	3,053,000	3,036,836
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	776,000	798,659

		$4,224,212

Food & Beverages – 0.3%
Anheuser-Busch InBev S.A., 8%, 11/15/2039	$2,610,000	$3,852,124
Conagra Brands, Inc., 5.3%, 11/01/2038	251,000	272,268
Conagra Brands, Inc., 5.4%, 11/01/2048	504,000	553,132
Constellation Brands, Inc., 3.5%, 5/09/2027	3,365,000	3,453,194

		$8,130,718

Forest & Paper Products – 0.1%
Suzano Austria GmbH, 6%, 1/15/2029 (n)	$1,659,000	$1,808,310

Gaming & Lodging – 0.2%
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	$1,804,000	$1,944,261
Marriott International, Inc., 4%, 4/15/2028	2,208,000	2,325,901

		$4,270,162

Insurance – 0.3%
American International Group, Inc., 4.875%, 6/01/2022	$3,566,000	$3,822,930
American International Group, Inc., 4.125%, 2/15/2024	2,620,000	2,776,274

		$6,599,204

Insurance – Property & Casualty – 0.4%
Aon Corp., 3.75%, 5/02/2029	$1,711,000	$1,783,285
Berkshire Hathaway, Inc., 3.125%, 3/15/2026	1,162,000	1,202,926
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	1,469,000	1,612,553
Marsh & McLennan Cos., Inc., 4.8%, 7/15/2021	3,270,000	3,399,956
Marsh & McLennan Cos., Inc., 4.75%, 3/15/2039	944,000	1,082,900

		$9,081,620

International Market Quasi-Sovereign – 0.3%
Temasek Financial I Ltd., 2.375%, 1/23/2023 (n)	$6,400,000	$6,440,450

Local Authorities – 0.2%
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 1/01/2040	$3,685,000	$5,700,511

9

MFS Total Return Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Machinery & Tools – 0.1%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$2,120,000	$2,206,175

Major Banks – 1.8%
ABN AMRO Bank N.V., 4.8%, 4/18/2026 (n)	$2,400,000	$2,584,448
Bank of America Corp., 4.1%, 7/24/2023	3,870,000	4,129,919
Bank of America Corp., 4.125%, 1/22/2024	5,102,000	5,456,745
Bank of America Corp., 3.366% to 1/23/2025, FLR (LIBOR - 3mo. + 0.81%) to 1/23/2026	1,842,000	1,900,743
Bank of America Corp., 3.5%, 4/19/2026	1,814,000	1,899,588
Goldman Sachs Group, Inc., 3.85%, 1/26/2027	3,706,000	3,873,495
JPMorgan Chase & Co., 3.2%, 1/25/2023	5,489,000	5,632,551
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR (LIBOR - 3mo. + 1.337%) to 2/01/2028	4,188,000	4,439,742
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR (LIBOR - 3mo. + 1.22%) to 1/23/2049	1,248,000	1,308,273
Morgan Stanley, 3.125%, 1/23/2023	424,000	433,568
Morgan Stanley, 3.875%, 4/29/2024	1,539,000	1,631,117
Morgan Stanley, 4%, 7/23/2025	1,206,000	1,291,753
Morgan Stanley, 3.625%, 1/20/2027	5,235,000	5,494,322
UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023 (n)	1,510,000	1,548,017
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	620,000	668,271
Wells Fargo & Co., 3.75%, 1/24/2024	1,723,000	1,811,494

		$44,104,046

Medical & Health Technology & Services – 0.6%
Becton, Dickinson and Co., 3.125%, 11/08/2021	$1,075,000	$1,090,754
Becton, Dickinson and Co., 4.669%, 6/06/2047	2,270,000	2,543,175
HCA, Inc., 5.125%, 6/15/2039	762,000	792,267
Laboratory Corp. of America Holdings, 3.2%, 2/01/2022	660,000	670,813
Laboratory Corp. of America Holdings, 3.25%, 9/01/2024	1,672,000	1,704,569
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	1,802,000	1,864,853
Northwell Healthcare, Inc., 3.979%, 11/01/2046	171,000	174,711
Northwell Healthcare, Inc., 4.26%, 11/01/2047	1,367,000	1,459,619
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026	2,583,000	2,597,721
Thermo Fisher Scientific, Inc., 3.2%, 8/15/2027	2,566,000	2,627,112

		$15,525,594

Issuer	Shares/Par	Value ($)
BONDS – continued
Medical Equipment – 0.3%
Abbott Laboratories, 4.9%, 11/30/2046	$2,249,000	$2,779,222
Boston Scientific Corp., 3.75%, 3/01/2026	700,000	744,521
Zimmer Biomet Holdings, Inc., 3.55%, 4/01/2025	2,940,000	3,030,438
Zimmer Biomet Holdings, Inc., FLR, 3.168% (LIBOR - 3mo. + 0.75%), 3/19/2021	992,000	990,942

		$7,545,123

Metals & Mining – 0.1%
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	$1,412,000	$1,468,014
Glencore Funding LLC, 4%, 3/27/2027 (n)	1,175,000	1,186,486

		$2,654,500

Midstream – 0.5%
APT Pipelines Ltd., 4.2%, 3/23/2025 (n)	$3,780,000	$3,965,207
APT Pipelines Ltd., 4.25%, 7/15/2027 (n)	280,000	293,706
Enterprise Products Operating LLC, 4.2%, 1/31/2050	882,000	901,874
Kinder Morgan Energy Partners LP, 4.15%, 2/01/2024	1,369,000	1,443,901
MPLX LP, 4.5%, 4/15/2038	938,000	947,012
ONEOK, Inc., 4.95%, 7/13/2047	2,637,000	2,777,768
Sabine Pass Liquefaction LLC, 5%, 3/15/2027	2,319,000	2,542,679

		$12,872,147

Mortgage-Backed – 12.4%
Fannie Mae, 5%, 7/01/2019 - 3/01/2041	$4,127,525	$4,493,568
Fannie Mae, 5.5%, 7/01/2019 - 4/01/2040	9,351,941	10,242,392
Fannie Mae, 4.5%, 4/01/2020 - 6/01/2044	10,609,037	11,384,486
Fannie Mae, 2.722%, 4/25/2020	6,723	6,712
Fannie Mae, 6%, 1/01/2021 - 7/01/2037	5,199,687	5,817,496
Fannie Mae, 2.59%, 5/01/2023	447,730	454,496
Fannie Mae, 3.5%, 5/25/2025 - 1/01/2047	33,505,674	34,707,459
Fannie Mae, 2.7%, 7/01/2025	367,000	375,973
Fannie Mae, 3.43%, 6/01/2026	572,467	612,175
Fannie Mae, 2.28%, 11/01/2026	478,902	478,335
Fannie Mae, 2.672%, 12/25/2026	1,585,000	1,598,040
Fannie Mae, 3%, 9/01/2030 - 11/01/2046	15,029,719	15,335,231
Fannie Mae, 6.5%, 6/01/2031 - 7/01/2037	1,632,818	1,861,403
Fannie Mae, 3.25%, 5/25/2040	286,595	293,599
Fannie Mae, 4%, 9/01/2040 - 6/01/2047	24,427,327	25,725,723
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	1,816,067	1,795,201
Fannie Mae, TBA, 3%, 8/01/2029 - 7/01/2030	6,100,000	6,219,742
Fannie Mae, TBA, 4%, 7/01/2047	500,000	516,768
Freddie Mac, 5.5%, 8/01/2019 - 2/01/2037	1,513,834	1,662,991
Freddie Mac, 6%, 8/01/2019 - 6/01/2037	2,050,004	2,296,304

10

MFS Total Return Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Mortgage-Backed – continued
Freddie Mac, 2.456%, 8/25/2019	$14,751	$14,725
Freddie Mac, 1.869%, 11/25/2019	709,701	707,591
Freddie Mac, 4.5%, 2/01/2020 - 5/01/2042	2,198,644	2,344,501
Freddie Mac, 5%, 4/01/2020 - 1/15/2040	2,618,821	2,856,009
Freddie Mac, 2.791%, 1/25/2022	1,485,000	1,506,279
Freddie Mac, 2.51%, 11/25/2022	1,503,000	1,524,925
Freddie Mac, 3.111%, 2/25/2023	2,136,000	2,209,678
Freddie Mac, 3.32%, 2/25/2023	745,000	776,185
Freddie Mac, 3.25%, 4/25/2023	2,474,000	2,573,540
Freddie Mac, 3.06%, 7/25/2023	685,000	709,450
Freddie Mac, 3.458%, 8/25/2023	2,553,000	2,683,213
Freddie Mac, 1.016%, 4/25/2024 (i)	6,101,478	207,915
Freddie Mac, 0.63%, 7/25/2024 (i)	14,179,000	362,619
Freddie Mac, 0.735%, 7/25/2024 (i)	5,144,917	134,033
Freddie Mac, 0.431%, 8/25/2024 (i)	15,246,000	271,582
Freddie Mac, 0.531%, 8/25/2024 (i)	28,209,659	526,327
Freddie Mac, 3.064%, 8/25/2024	794,000	825,971
Freddie Mac, 0.491%, 10/25/2024 (i)	20,603,807	342,967
Freddie Mac, 3.171%, 10/25/2024	1,304,000	1,366,016
Freddie Mac, 0.4%, 11/25/2024 (i)	15,385,000	239,244
Freddie Mac, 2.67%, 12/25/2024	1,561,000	1,595,883
Freddie Mac, 3.329%, 5/25/2025	2,660,000	2,813,558
Freddie Mac, 3.01%, 7/25/2025	423,000	440,521
Freddie Mac, 3.151%, 11/25/2025	1,001,000	1,051,678
Freddie Mac, 2.673%, 3/25/2026	2,597,000	2,658,107
Freddie Mac, 3.413%, 12/25/2026	780,000	834,482
Freddie Mac, 3.43%, 1/25/2027	764,912	818,604
Freddie Mac, 3.224%, 3/25/2027	1,047,000	1,106,589
Freddie Mac, 0.773%, 6/25/2027 (i)	13,682,000	666,740
Freddie Mac, 0.89%, 6/25/2027 (i)	4,709,985	244,050
Freddie Mac, 3.117%, 6/25/2027	1,114,000	1,169,377
Freddie Mac, 0.713%, 7/25/2027 (i)	12,103,106	504,464
Freddie Mac, 0.461%, 8/25/2027 (i)	9,650,000	263,689
Freddie Mac, 0.567%, 8/25/2027 (i)	6,764,052	213,281
Freddie Mac, 3.244%, 8/25/2027	786,000	832,289
Freddie Mac, 0.405%, 9/25/2027 (i)	10,419,000	247,886
Freddie Mac, 0.496%, 9/25/2027 (i)	8,699,925	244,132
Freddie Mac, 3.187%, 9/25/2027	754,000	795,609
Freddie Mac, 0.325%, 11/25/2027 (i)	16,290,000	289,920
Freddie Mac, 0.42%, 11/25/2027 (i)	11,697,496	260,420
Freddie Mac, 0.456%, 11/25/2027 (i)	10,490,097	267,515
Freddie Mac, 0.37%, 12/25/2027 (i)	10,109,000	218,840
Freddie Mac, 0.413%, 12/25/2027 (i)	11,210,000	277,510
Freddie Mac, 0.495%, 12/25/2027 (i)	17,943,309	510,152
Freddie Mac, 3.65%, 2/25/2028	904,000	984,340
Freddie Mac, 3.9%, 4/25/2028	1,667,000	1,851,366
Freddie Mac, 3.5%, 5/25/2029 - 8/25/2058	24,353,157	25,214,059
Freddie Mac, 0.448%, 11/25/2032 (i)	8,996,915	283,844
Freddie Mac, 6.5%, 5/01/2034 - 9/01/2037	1,050,952	1,190,473
Freddie Mac, 4%, 8/01/2037 - 8/01/2047	12,377,063	12,989,767
Freddie Mac, 3%, 1/01/2038 - 3/01/2048	22,632,547	23,066,442
Ginnie Mae, 2.5%, 7/20/2032	350,000	342,939

Issuer	Shares/Par	Value ($)
BONDS – continued
Mortgage-Backed – continued
Ginnie Mae, 6%, 9/15/2032 - 1/15/2038	$2,236,256	$2,523,010
Ginnie Mae, 5.5%, 5/15/2033 - 10/15/2035	1,355,665	1,523,620
Ginnie Mae, 4.5%, 7/20/2033 - 5/20/2049	7,015,003	7,433,010
Ginnie Mae, 5%, 7/20/2033 - 12/15/2034	438,661	475,843
Ginnie Mae, 4%, 1/20/2041 - 7/20/2049	14,127,388	14,775,927
Ginnie Mae, 3.5%, 12/15/2041 - 6/20/2049	18,422,665	19,083,738
Ginnie Mae, 3%, 11/20/2047 - 3/20/2048	22,734,830	23,261,845
Ginnie Mae, 0.659%, 2/16/2059 (i)	7,318,007	443,634
Ginnie Mae, TBA, 4%, 7/01/2043	3,600,000	3,731,906
Ginnie Mae, TBA, 4.5%, 7/01/2043	3,130,000	3,262,505

		$308,824,428

Natural Gas – Distribution – 0.0%
NiSource, Inc., 5.65%, 2/01/2045	$554,000	$672,950

Network & Telecom – 0.1%
AT&T, Inc., 5.45%, 3/01/2047	$1,601,000	$1,839,262

Oils – 0.3%
Marathon Petroleum Corp., 3.625%, 9/15/2024	$2,653,000	$2,746,199
Marathon Petroleum Corp., 4.75%, 9/15/2044	1,814,000	1,871,026
Valero Energy Corp., 4.9%, 3/15/2045	2,669,000	2,940,755

		$7,557,980

Other Banks & Diversified Financials – 0.4%
Banco de Credito del Peru, 5.375%, 9/16/2020	$2,967,000	$3,057,909
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	2,890,000	3,145,187
Capital One Financial Corp., 3.75%, 3/09/2027	2,581,000	2,664,369

		$8,867,465

Pollution Control – 0.1%
Republic Services, Inc., 3.95%, 5/15/2028	$1,412,000	$1,523,196

Retailers – 0.2%
Best Buy Co., Inc., 4.45%, 10/01/2028	$2,523,000	$2,662,580
Dollar Tree, Inc., 4%, 5/15/2025	1,103,000	1,149,763
Dollar Tree, Inc., 4.2%, 5/15/2028	515,000	533,342
Home Depot, Inc., 3.9%, 6/15/2047	1,482,000	1,603,955

		$5,949,640

Telecommunications – Wireless – 0.4%
American Tower Corp., REIT, 3%, 6/15/2023	$1,291,000	$1,303,522
American Tower Corp., REIT, 3.6%, 1/15/2028	1,291,000	1,314,172
American Tower Trust I, REIT, 3.07%, 3/15/2023 (n)	3,560,000	3,617,859
Crown Castle International Corp., 3.65%, 9/01/2027	3,122,000	3,215,014

		$9,450,567

11

MFS Total Return Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Tobacco – 0.0%
Altria Group, Inc., 4.8%, 2/14/2029	$1,210,000	$1,301,708

Transportation – Services – 0.1%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$2,296,000	$3,136,002

U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 4.35%, 7/01/2023	$1,970	$2,037
Small Business Administration, 4.77%, 4/01/2024	131,091	136,590
Small Business Administration, 5.18%, 5/01/2024	181,695	190,898
Small Business Administration, 5.52%, 6/01/2024	10,279	10,845
Small Business Administration, 4.99%, 9/01/2024	219,812	230,398
Small Business Administration, 4.95%, 3/01/2025	7,020	7,357
Small Business Administration, 5.11%, 8/01/2025	675,903	710,195

		$1,288,320

U.S. Treasury Obligations – 11.1%
U.S. Treasury Bonds, 8%, 11/15/2021	$723,000	$826,734
U.S. Treasury Bonds, 6%, 2/15/2026	777,000	976,835
U.S. Treasury Bonds, 6.75%, 8/15/2026	2,569,000	3,401,216
U.S. Treasury Bonds, 5.375%, 2/15/2031	574,000	770,886
U.S. Treasury Bonds, 3.5%, 2/15/2039	5,025,000	5,968,954
U.S. Treasury Bonds, 4.5%, 8/15/2039	7,873,600	10,635,511
U.S. Treasury Bonds, 2.875%, 5/15/2043	39,156,500	41,879,100
U.S. Treasury Bonds, 2.5%, 2/15/2045	9,797,000	9,759,879
U.S. Treasury Bonds, 3%, 11/15/2045	3,638,000	3,981,336
U.S. Treasury Bonds, 2.875%, 11/15/2046	7,268,000	7,778,180
U.S. Treasury Bonds, 3%, 2/15/2048	15,510,000	16,991,326
U.S. Treasury Notes, 1.375%, 2/29/2020	2,412,000	2,401,259
U.S. Treasury Notes, 3.5%, 5/15/2020	25,260,000	25,584,630
U.S. Treasury Notes, 3.125%, 5/15/2021	17,180,000	17,602,789
U.S. Treasury Notes, 1.75%, 11/30/2021	67,105,000	67,125,970
U.S. Treasury Notes, 1.75%, 9/30/2022	25,882,000	25,900,198
U.S. Treasury Notes, 2.5%, 8/15/2023	21,333,000	21,977,157
U.S. Treasury Notes, 2%, 11/15/2026	5,700,000	5,743,418
U.S. Treasury Notes, 2.25%, 8/15/2027	8,968,000	9,185,544

		$278,490,922

Utilities – Electric Power – 0.7%
Berkshire Hathaway Energy Co., 3.75%, 11/15/2023	$1,930,000	$2,037,074
Duke Energy Corp., 2.65%, 9/01/2026	397,000	392,503
Enel Finance International N.V., 4.875%, 6/14/2029 (n)	2,190,000	2,403,854

Issuer	Shares/Par	Value ($)
BONDS – continued
Utilities – Electric Power – continued
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	$392,000	$407,893
Exelon Corp., 3.4%, 4/15/2026	3,438,000	3,529,941
Jersey Central Power & Light Co., 4.3%, 1/15/2026 (z)	1,511,000	1,622,540
Oncor Electric Delivery Co. LLC, 5.75%, 3/15/2029	2,810,000	3,473,661
PPL Capital Funding, Inc., 5%, 3/15/2044	870,000	967,058
PPL Corp., 3.4%, 6/01/2023	2,940,000	3,013,312

		$17,847,836

Total Bonds (Identified Cost, $908,252,957)		$947,645,158

CONVERTIBLE PREFERRED STOCKS – 0.3%
Medical Equipment – 0.0%
Danaher Corp., 4.75%	1,324	$1,462,557

Utilities – Electric Power – 0.3%
CenterPoint Energy, Inc., 7%	110,247	$5,536,604
NextEra Energy, Inc., 6.123%	21,572	1,400,670

		$6,937,274

Total Convertible Preferred Stocks (Identified Cost, $8,256,275)		$8,399,831

PREFERRED STOCKS – 0.1%
Electronics – 0.1%
Samsung Electronics Co. Ltd. (Identified Cost, $1,652,299)	49,336	$1,634,350

INVESTMENT COMPANIES (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 2.42% (v) (Identified Cost, $26,971,262)	26,974,095	$26,976,792

COLLATERAL FOR SECURITIES LOANED – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.36% (j) (Identified Cost, $1,151,222)	1,151,222	$1,151,222

TBA SALE COMMITMENTS – (0.1)%
Mortgage-Backed – (0.1)%
Ginnie Mae, TBA, 3.5%, 7/01/2045 (Proceeds Received, $3,009,094)	(2,925,000)	$(3,021,776)

OTHER ASSETS, LESS LIABILITIES – 1.0%		25,219,271

NET ASSETS – 100.0%		$2,497,474,408

(a)	Non-income producing security.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $26,976,792 and $2,448,300,121, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

12

MFS Total Return Series

Portfolio of Investments (unaudited) – continued

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan. See Note 2 for additional information.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $80,486,652, representing 3.2% of net assets.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value

ALM Loan Funding CLO, 2013-7R2A, “A1B2”, FLR, 3.996% (LIBOR - 3mo. + 1.4%), 10/15/2027	9/21/18	$4,410,000	$4,372,180

ALM V Ltd., 2012-5A, “A2R3”, FLR, 3.851% (LIBOR - 3mo. + 1.25%), 10/18/2027	10/04/17	2,667,000	2,642,480

AREIT CRE Trust CLO, 2018-CRE2, “A”, FLR, 3.381% (LIBOR - 1mo. + 0.98%), 11/14/2035	10/30/18	3,766,353	3,766,353

Bancorp Commercial Mortgage Trust, 2018-CRE4, “A”, FLR, 3.294% (LIBOR - 1mo. + 0.9%), 9/15/2035	9/17/18	3,021,850	3,016,260

Bayview Financial Revolving Mortgage Loan Trust, FLR, 4.002% (LIBOR - 1mo. + 1.6%), 12/28/2040	3/01/06	1,404,185	1,353,086

BDS Ltd., FLR, 3.794% (LIBOR - 1mo. + 1.4%), 8/15/2035	7/25/18-10/29/18	4,181,911	4,184,166

Chesapeake Funding II LLC, 2016-2A, “A2”, FLR, 3.394% (LIBOR - 1mo. + 1%), 6/15/2028	6/14/16	589,778	590,536

Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 3.496% (LIBOR - 3mo. + 0.9%), 4/15/2029	4/09/18	2,088,000	2,069,805

Jersey Central Power & Light Co., 4.3%, 1/15/2026	2/05/19	1,532,075	1,622,540

Navistar Financial Dealer Note Master Owner Trust II, 2018-1, “A”, FLR, 3.034% (LIBOR - 1mo. + 0.63%), 9/25/2023	9/17/18	2,554,000	2,559,036

Neuberger Berman CLO Ltd., FLR, 3.397% (LIBOR - 3mo. + 0.8%), 1/15/2028	9/19/18	1,894,310	1,890,540

Total Restricted Securities			$28,066,982

% of Net assets			1.1%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

CLO	Collateralized Loan Obligation

FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

LIBOR	London Interbank Offered Rate

REIT	Real Estate Investment Trust

TBA	To Be Announced

See Notes to Financial Statements

13

MFS Total Return Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/19

Assets
Investments in unaffiliated issuers, at value, including $1,104,837 of securities on loan (identified cost, $1,899,407,299)	$2,448,300,121
Investments in affiliated issuers, at value (identified cost, $26,971,262)	26,976,792
Cash	74,166
Foreign currency, at value (identified cost, $26,973)	26,963
Receivables for
Investments sold	30,673,207
Investments sold on an extended settlement basis	3,556,448
TBA sale commitments	3,009,094
Fund shares sold	1,494,375
Interest and dividends	8,822,790
Other assets	4,405
Total assets	$2,522,938,361

Liabilities
Payables for
Investments purchased	$2,420,488
Investments purchased on an extended settlement basis	17,277,972
Fund shares reacquired	1,212,445
Collateral for securities loaned, at value	1,151,222
TBA sale commitments, at value (proceeds received $3,009,094)	3,021,776
Payable to affiliates
Investment adviser	7,465
Administrative services fee	3,741
Shareholder servicing costs	1,249
Distribution and/or service fees	35,106
Payable for independent Trustees’ compensation	12
Accrued expenses and other liabilities	332,477
Total liabilities	$25,463,953
Net assets	$2,497,474,408

Net assets consist of
Paid-in capital	$1,791,865,256
Total distributable earnings (loss)	705,609,152
Net assets	$2,497,474,408
Shares of beneficial interest outstanding	102,657,132

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$1,208,392,569	49,163,542	$24.58
Service Class	1,289,081,839	53,493,590	24.10

See Notes to Financial Statements

14

MFS Total Return Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/19

Net investment income (loss)
Income
Dividends	$20,364,754
Interest	15,961,399
Dividends from affiliated issuers	405,151
Income on securities loaned	70,338
Other	19,296
Foreign taxes withheld	(452,410)
Total investment income	$36,368,528
Expenses
Management fee	$8,148,251
Distribution and/or service fees	1,564,085
Shareholder servicing costs	23,249
Administrative services fee	175,701
Independent Trustees’ compensation	26,413
Custodian fee	68,275
Shareholder communications	78,215
Audit and tax fees	38,006
Legal fees	11,253
Miscellaneous	39,111
Total expenses	$10,172,559
Reduction of expenses by investment adviser	(1,054,756)
Net expenses	$9,117,803
Net investment income (loss)	$27,250,725

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$22,487,235
Affiliated issuers	(1,501)
Foreign currency	2,558
Net realized gain (loss)	$22,488,292
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$242,133,755
Affiliated issuers	5,369
Translation of assets and liabilities in foreign currencies	7,612
Net unrealized gain (loss)	$242,146,736
Net realized and unrealized gain (loss)	$264,635,028
Change in net assets from operations	$291,885,753

See Notes to Financial Statements

15

MFS Total Return Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/19	Year ended 12/31/18
	(unaudited)
Change in net assets

From operations
Net investment income (loss)	$27,250,725	$53,999,146
Net realized gain (loss)	22,488,292	71,944,285
Net unrealized gain (loss)	242,146,736	(270,626,935)
Change in net assets from operations	$291,885,753	$(144,683,504)
Total distributions to shareholders	$—	$(170,382,669)
Change in net assets from fund share transactions	$(119,934,291)	$(137,972,142)
Total change in net assets	$171,951,462	$(453,038,315)

Net assets
At beginning of period	2,325,522,946	2,778,561,261
At end of period	$2,497,474,408	$2,325,522,946

See Notes to Financial Statements

16

MFS Total Return Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/19		Year ended
			12/31/18	12/31/17	12/31/16		12/31/15	12/31/14

	(unaudited)

Net asset value, beginning of period	$21.78		$24.70	$23.18	$22.60		$24.31	$23.44

Income (loss) from investment operations
Net investment income (loss) (d)	$0.28		$0.53	$0.49	$0.54	(c)	$0.62	$0.54
Net realized and unrealized gain (loss)	2.52		(1.80)	2.29	1.51		(0.77)	1.43
Total from investment operations	$2.80		$(1.27)	$2.78	$2.05		$(0.15)	$1.97

Less distributions declared to shareholders
From net investment income	$—		$(0.54)	$(0.58)	$(0.69)		$(0.64)	$(0.46)
From net realized gain	—		(1.11)	(0.68)	(0.78)		(0.92)	(0.64)
Total distributions declared to shareholders	$—		$(1.65)	$(1.26)	$(1.47)		$(1.56)	$(1.10)
Net asset value, end of period (x)	$24.58		$21.78	$24.70	$23.18		$22.60	$24.31
Total return (%) (k)(r)(s)(x)	12.86	(n)	(5.61)	12.30	9.09	(c)	(0.37)	8.50

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.71	(a)	0.70	0.71	0.71	(c)	0.79	0.78
Expenses after expense reductions (f)	0.62	(a)	0.62	0.63	0.62	(c)	0.65	0.67
Net investment income (loss)	2.37	(a)	2.20	2.04	2.33	(c)	2.57	2.24
Portfolio turnover	15	(n)	26	34	35		41	32
Net assets at end of period (000 omitted)	$1,208,393		$1,134,301	$1,350,737	$1,359,943		$1,423,284	$1,662,709

Service Class	Six months ended 6/30/19		Year ended
			12/31/18	12/31/17	12/31/16		12/31/15	12/31/14

	(unaudited)

Net asset value, beginning of period	$21.38		$24.28	$22.81	$22.26		$23.95	$23.12

Income (loss) from investment operations
Net investment income (loss) (d)	$0.24		$0.46	$0.43	$0.47	(c)	$0.55	$0.47
Net realized and unrealized gain (loss)	2.48		(1.77)	2.25	1.49		(0.74)	1.41
Total from investment operations	$2.72		$(1.31)	$2.68	$1.96		$(0.19)	$1.88

Less distributions declared to shareholders
From net investment income	$—		$(0.48)	$(0.53)	$(0.63)		$(0.58)	$(0.41)
From net realized gain	—		(1.11)	(0.68)	(0.78)		(0.92)	(0.64)
Total distributions declared to shareholders	$—		$(1.59)	$(1.21)	$(1.41)		$(1.50)	$(1.05)
Net asset value, end of period (x)	$24.10		$21.38	$24.28	$22.81		$22.26	$23.95
Total return (%) (k)(r)(s)(x)	12.72	(n)	(5.87)	12.02	8.81	(c)	(0.58)	8.24

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.96	(a)	0.95	0.96	0.96	(c)	1.04	1.03
Expenses after expense reductions (f)	0.87	(a)	0.87	0.88	0.87	(c)	0.90	0.92
Net investment income (loss)	2.12	(a)	1.95	1.79	2.08	(c)	2.32	1.98
Portfolio turnover	15	(n)	26	34	35		41	32
Net assets at end of period (000 omitted)	$1,289,082		$1,191,222	$1,427,824	$1,276,603		$1,191,583	$1,370,248

See Notes to Financial Statements

17

MFS Total Return Series

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

18

MFS Total Return Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Total Return Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For callable debt securities purchased at a premium that have explicit, non-contingent call features and that are callable at fixed prices on preset dates, ASU 2017-08 requires the premium to be amortized to the earliest call date. The fund adopted ASU 2017-08 as of the beginning of the reporting period on a modified retrospective basis. The adoption resulted in a change in accounting principle, since the fund had historically amortized such premiums to maturity for U.S. GAAP. As a result of the adoption, the fund recognized a cumulative effect adjustment that decreased the beginning of period cost of investments and increased the unrealized appreciation on investments by offsetting amounts. Adoption had no impact on the fund’s net assets or any prior period information presented in the financial statements. With respect to the fund’s results of operations, amortization of premium to first call date under ASU 2017-08 accelerates amortization with the intent of more closely aligning the recognition of income on such bonds with the economics of the instrument.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value

19

MFS Total Return Series

Notes to Financial Statements (unaudited) – continued

has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$1,499,503,741	$—	$—	$1,499,503,741
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	279,779,242	—	279,779,242
Non-U.S. Sovereign Debt	—	6,440,450	—	6,440,450
Municipal Bonds	—	5,700,511	—	5,700,511
U.S. Corporate Bonds	—	222,583,828	—	222,583,828
Residential Mortgage-Backed Securities	—	309,831,607	—	309,831,607
Commercial Mortgage-Backed Securities	—	45,190,888	—	45,190,888
Asset-Backed Securities (including CDOs)	—	38,594,336	—	38,594,336
Foreign Bonds	—	39,524,296	—	39,524,296
Mutual Funds	28,128,014	—	—	28,128,014
Total	$1,527,631,755	$947,645,158	$—	$2,475,276,913
TBA Sale Commitments	$—	$(3,021,776)	$—	$(3,021,776)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the

20

MFS Total Return Series

Notes to Financial Statements (unaudited) – continued

related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $1,104,837. The fair value of the fund’s investment securities on loan and a related liability of $1,151,222 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

TBA Dollar Roll Transactions – The fund enters into TBA dollar roll transactions in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. TBA dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Some securities may be purchased on a “when-issued” or “forward delivery” basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. When the fund sells securities on a when-issued, delayed delivery, or forward commitment basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the delivered securities. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. TBA securities resulting from these transactions are included in the Portfolio of Investments. TBA purchase (sale) commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

To mitigate the counterparty credit risk on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right

21

MFS Total Return Series

Notes to Financial Statements (unaudited) – continued

to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, and partnership adjustments.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/18
Ordinary income (including any short-term capital gains)	$64,650,616
Long-term capital gains	105,732,053
Total distributions	$170,382,669

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/19

Cost of investments	$1,940,797,157
Gross appreciation	563,526,073
Gross depreciation	(32,068,093)
Net unrealized appreciation (depreciation)	$531,457,980

As of 12/31/18

Undistributed ordinary income	56,196,533
Undistributed long-term capital gain	65,288,249
Other temporary differences	2,622,723
Net unrealized appreciation (depreciation)	289,615,894

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

22

MFS Total Return Series

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain

	Six months ended 6/30/19	Year ended 12/31/18	Six months ended 6/30/19	Year ended 12/31/18
Initial Class	$—	$27,647,314	$—	$56,334,292
Service Class	—	26,160,907	—	60,240,156
Total	$—	$53,808,221	$—	$116,574,448

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.70%
In excess of $1 billion and up to $2.5 billion	0.65%
In excess of $2.5 billion and up to $5 billion	0.55%
In excess of $5 billion	0.50%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2019, this management fee reduction amounted to $117,485, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2019 was equivalent to an annual effective rate of 0.66% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.62% of average daily net assets for the Initial Class shares and 0.87% of average daily net assets for the Service Class shares. This written agreement will terminate on July 31, 2019. For the six months ended June 30, 2019, this reduction amounted to $937,271, which is included in the reduction of total expenses in the Statement of Operations. Effective August 1, 2019, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.61% of average daily net assets for the Initial Class shares and 0.86% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2021.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2019, the fee was $21,858, which equated to 0.0018% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2019, these costs amounted to $1,391.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2019 was equivalent to an annual effective rate of 0.0144% of the fund’s average daily net assets.

23

MFS Total Return Series

Notes to Financial Statements (unaudited) – continued

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) had entered into a service agreement (the ISO Agreement) which provided for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino served as the ISO and was an officer of the funds and the sole member of Tarantino LLC. Effective June 30, 2019, Mr. Tarantino retired from his position as ISO for the funds, and the ISO Agreement was terminated. For the six months ended June 30, 2019, the fee paid by the fund under this agreement was $2,862 and is included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2019, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $1,964,040 and $780,629, respectively. The sales transactions resulted in net realized gains (losses) of $(149,867).

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2019, this reimbursement amounted to $19,296, which is included in “Other” income in the Statement of Operations.

(4)	Portfolio Securities

For the six months ended June 30, 2019, purchases and sales of investments, other than TBA sale commitments and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$28,825,956	$80,152,186
Non-U.S. Government securities	$332,301,157	$423,245,189

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/19		Year ended 12/31/18

	Shares	Amount	Shares	Amount
Shares sold
Initial Class	854,263	$20,001,688	1,682,755	$40,546,554
Service Class	2,088,166	47,589,969	3,647,300	86,160,110
	2,942,429	$67,591,657	5,330,055	$126,706,664

Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	3,585,893	$83,981,606
Service Class	—	—	3,754,935	86,401,063
	—	$—	7,340,828	$170,382,669

Shares reacquired
Initial Class	(3,764,807)	$(88,402,497)	(7,875,486)	$(187,920,375)
Service Class	(4,304,806)	(99,123,451)	(10,508,339)	(247,141,100)
	(8,069,613)	$(187,525,948)	(18,383,825)	$(435,061,475)

Net change
Initial Class	(2,910,544)	$(68,400,809)	(2,606,838)	$(63,392,215)
Service Class	(2,216,640)	(51,533,482)	(3,106,104)	(74,579,927)
	(5,127,184)	$(119,934,291)	(5,712,942)	$(137,972,142)

24

MFS Total Return Series

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2019, the fund’s commitment fee and interest expense were $7,249 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$6,322,055	$179,935,983	$159,285,114	$(1,501)	$5,369	$26,976,792

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$405,151	$—

25

MFS Total Return Series

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/vit1 by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/vit1 by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

26

Semiannual Report

June 30, 2019

MFS® Utilities Series

MFS® Variable Insurance Trust

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the insurance company that offers your contract may determine that it will no longer send you paper copies of the fund’s annual and semiannual shareholder reports unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site (insurancefunds.mfs.com or other Web site of which you will be notified), and the insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company or financial intermediary.

If you already elected to receive shareholder reports by email, you will not be affected by this change and you need not take any action. If your insurance company or financial intermediary offers electronic delivery, you may elect to receive shareholder reports and other communications from the insurance company or financial intermediary by email by following the instructions provided by the insurance company or financial intermediary.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge from the insurance company or financial intermediary. You can inform the insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your insurance company or financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your insurance company or financial intermediary.

VUF-SEM

MFS® Utilities Series

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Utilities Series

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Slowing global growth, low inflation, and increasing trade friction between the United States and China have been hallmarks of the past 12 months. After experiencing an uptick in market volatility in late 2018, markets steadied during the first half of 2019, thanks in large measure to the adoption of a dovish policy stance on the part of global central banks, who have largely abandoned efforts to normalize interest rates and have instead focused on supporting economic growth. Trade tensions remain high as the U.S. has ratcheted up tariffs on Chinese imports and China has retaliated. A truce of sorts was reached midyear, but significant challenges continue to confront negotiators, and it is not known whether a comprehensive agreement can be reached.

With Boris Johnson replacing Theresa May as Britain’s prime minister, uncertainty over Brexit remains high. Johnson has adopted a more combative stance than his predecessor toward the European Union, increasing concerns that there will be a “hard” Brexit.

Markets expect that the longest economic expansion in U.S. history will continue for the time being, albeit at a slower pace. Nevertheless, slower growth and low inflation have spurred the U.S. Federal Reserve to take a more accommodative policy stance, prompting investors to anticipate several interest rate cuts in the coming year. The European Central Bank has adopted a similar position. The more accommodative environment has helped fuel a continued rise in global equities and has been broadly supportive of risk assets.

Since launching the first U.S. open-end mutual fund in 1924, MFS® has been committed to a single purpose: to create value by allocating capital responsibly for clients. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to uncover what we believe are the best investment opportunities in the market.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Utilities Series

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings
EDP Renovaveis S.A.	5.2%
Exelon Corp.	4.6%
FirstEnergy Corp.	3.8%
NextEra Energy, Inc.	3.8%
Public Service Enterprise Group, Inc.	3.1%
Entergy Corp.	2.9%
Enel S.p.A.	2.6%
Sempra Energy	2.5%
American Electric Power Co., Inc.	2.4%
Iberdrola S.A.	2.4%

Top five industries
Utilities-Electric Power	57.6%
Natural Gas-Pipeline	12.5%
Telecommunications – Wireless	9.0%
Natural Gas – Distribution	6.3%
Cable TV	6.3%

Issuer country weightings (x)
United States	63.7%
Canada	8.3%
Portugal	7.2%
Spain	3.4%
United Kingdom	3.2%
Sweden	2.7%
Italy	2.6%
Germany	1.3%
China	1.2%
Other Countries	6.4%

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.

Percentages are based on net assets as of June 30, 2019.

The portfolio is actively managed and current holdings may be different.

2

MFS Utilities Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2019 through June 30, 2019

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2019 through June 30, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/19	Ending Account Value 6/30/19	Expenses Paid During Period (p) 1/01/19-6/30/19
Initial Class	Actual	0.78%	$1,000.00	$1,159.63	$4.18
	Hypothetical (h)	0.78%	$1,000.00	$1,020.93	$3.91
Service Class	Actual	1.03%	$1,000.00	$1,158.35	$5.51
	Hypothetical (h)	1.03%	$1,000.00	$1,019.69	$5.16

(h)	5% class return per year before expenses.

(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS Utilities Series

PORTFOLIO OF INVESTMENTS – 6/30/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 91.6%
Cable TV – 6.3%
Altice USA, Inc. (a)	1,143,919	$27,854,428
Charter Communications, Inc., “A” (a)	38,692	15,290,304
Comcast Corp., “A”	651,388	27,540,685
NOS, SGPS, S.A.	2,023,920	13,302,091

		$83,987,508

Energy – Independent – 2.1%
AltaGas Ltd.	1,222,783	$18,497,447
Enable Midstream Partners LP	270,955	3,714,793
Western Midstream Partners LP	197,270	6,069,998

		$28,282,238

Natural Gas – Distribution – 4.7%
China Resources Gas Group Ltd.	3,310,000	$16,419,281
NiSource, Inc.	470,650	13,554,720
Sempra Energy	239,407	32,904,098

		$62,878,099

Natural Gas – Pipeline – 12.5%
APA Group	706,682	$5,358,162
Cheniere Energy, Inc. (a)	346,472	23,716,008
Enbridge, Inc.	620,764	22,421,547
Enterprise Products Partners LP	1,068,794	30,856,083
EQM Midstream Partners LP	385,960	17,244,693
Equitrans Midstream Corp.	400,205	7,888,041
Plains All American Pipeline LP	114,213	2,781,087
Plains GP Holdings LP	323,292	8,072,601
TC Energy Corp.	617,710	30,622,529
Williams Cos., Inc.	676,723	18,975,313

		$167,936,064

Telecommunications – Wireless – 9.0%
Advanced Info Service Public Co. Ltd.	1,918,900	$13,515,363
American Tower Corp., REIT	107,807	22,041,142
Cellnex Telecom S.A.U.	374,944	13,873,393
KDDI Corp.	444,800	11,318,544
Millicom International Cellular S.A.	25,176	1,406,457
Millicom International Cellular S.A., SDR	291,718	16,413,977
Mobile TeleSystems PJSC, ADR	875,059	8,146,799
Rogers Communications, Inc., “B”	154,019	8,244,612
Tele2 AB, “B”	1,289,736	18,819,342
Vodafone Group PLC	4,254,123	6,986,539

		$120,766,168

Telephone Services – 3.5%
Hellenic Telecommunications Organization S.A.	799,303	$11,815,538
PT XL Axiata Tbk (a)	28,658,500	6,045,113
Royal KPN N.V.	2,483,687	7,625,342
Telesites S.A.B. de C.V. (a)	4,762,000	2,932,561
TELUS Corp.	497,396	18,387,187

		$46,805,741

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Utilities – Electric Power – 53.5%
AES Corp.	1,052,271	$17,636,062
American Electric Power Co., Inc.	372,192	32,756,618
Avangrid, Inc.	51,495	2,600,498
CenterPoint Energy, Inc.	1,056,859	30,257,873
Clearway Energy, Inc.	318,350	5,150,903
Dominion Energy, Inc.	218,468	16,891,946
Dominion Energy, Inc.	94,823	9,819,870
Duke Energy Corp.	173,440	15,304,346
Edison International	258,000	17,391,780
EDP Renovaveis S.A.	6,825,258	70,004,238
Emera, Inc.	334,472	13,666,982
Enel S.p.A.	5,033,295	35,141,434
Energias de Portugal S.A.	3,537,893	13,444,661
Entergy Corp.	378,595	38,968,783
Equatorial Energia S.A.	323,900	7,743,335
Evergy, Inc.	419,280	25,219,692
Exelon Corp.	1,291,021	61,891,547
FirstEnergy Corp.	1,198,589	51,311,595
Iberdrola S.A.	3,216,569	32,062,181
National Grid PLC	1,289,894	13,691,240
Neoenergia S.A.	916,000	3,733,226
NextEra Energy Partners LP	312,152	15,061,334
NextEra Energy, Inc.	249,869	51,188,164
NRG Energy, Inc.	686,278	24,102,083
NTPC Ltd.	3,395,721	6,953,535
Public Service Enterprise Group, Inc.	699,738	41,158,589
RWE AG	671,333	16,542,290
SSE PLC	1,554,425	22,148,740
Vistra Energy Corp.	1,199,477	27,156,159

		$718,999,704

Total Common Stocks (Identified Cost, $967,841,700)		$1,229,655,522

CONVERTIBLE PREFERRED STOCKS – 5.6%
Natural Gas – Distribution – 1.6%
Sempra Energy, 6%	69,237	$7,719,233
Sempra Energy, 6.75%	69,413	7,706,231
South Jersey Industries, Inc., 7.25%	122,268	6,510,771

		$21,936,235

Utilities – Electric Power – 4.0%
American Electric Power Co., Inc., 6.125%	22,650	$1,212,002
CenterPoint Energy, Inc., 7%	196,611	9,873,804
Dominion Energy, Inc., 6.75%	283,546	14,259,528
NextEra Energy, Inc., 6.123%	297,973	19,347,387
Vistra Energy Corp., 7%	98,903	9,155,451

		$53,848,172

Total Convertible Preferred Stocks (Identified Cost, $69,326,576)		$75,784,407

4

MFS Utilities Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
INVESTMENT COMPANIES (h) – 2.6%
Money Market Funds – 2.6%
MFS Institutional Money Market Portfolio, 2.42% (v) (Identified Cost, $35,061,786)	35,065,135	$35,068,642

OTHER ASSETS, LESS LIABILITIES – 0.2%		2,159,947

NET ASSETS – 100.0%		$1,342,668,518

(a)	Non-income producing security.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $35,068,642 and $1,305,439,929, respectively.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

SDR	Swedish Depository Receipt

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

SEK	Swedish Krona

Derivative Contracts at 6/30/19

Forward Foreign Currency Exchange Contracts

Currency Purchased			Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CAD	324,392	USD	241,040	BNP Paribas S.A.	7/12/2019	$6,733
CAD	2,341,787	USD	1,744,084	Citibank N.A.	7/12/2019	44,594
CAD	2,540,629	USD	1,898,030	Merrill Lynch International	7/12/2019	42,524
CAD	2,583,844	USD	1,923,889	Morgan Stanley Capital Services, Inc.	7/12/2019	49,673
EUR	482,360	USD	548,786	BNP Paribas S.A.	7/12/2019	169
EUR	3,318,138	USD	3,749,216	Citibank N.A.	7/12/2019	27,022
EUR	3,142,824	USD	3,535,816	Merrill Lynch International	7/12/2019	40,905
EUR	7,605,057	USD	8,559,369	Morgan Stanley Capital Services, Inc.	7/12/2019	95,639
SEK	3,781,932	USD	400,947	Citibank N.A.	7/12/2019	6,630
SEK	6,751,462	USD	716,996	Merrill Lynch International	7/12/2019	10,606
USD	725,820	GBP	569,610	BNP Paribas S.A.	7/12/2019	2,074
USD	3,669,856	GBP	2,877,446	Citibank N.A.	7/12/2019	13,775
USD	14,352,905	GBP	10,936,922	Deutsche Bank AG	7/12/2019	456,462
USD	4,264,225	GBP	3,344,089	Merrill Lynch International	7/12/2019	15,229
USD	72,837	GBP	57,060	Morgan Stanley Capital Services, Inc.	7/12/2019	337
USD	21,698,048	SEK	199,178,531	JPMorgan Chase Bank N.A.	7/12/2019	232,661
USD	223,272	SEK	2,054,457	Merrill Lynch International	7/12/2019	1,864

						$1,046,897

Liability Derivatives
EUR	695,037	USD	791,616	BNP Paribas S.A.	7/12/2019	$(623)
GBP	1,351,000	USD	1,726,385	Morgan Stanley Capital Services, Inc.	7/12/2019	(9,806)
SEK	1,597,487	USD	173,051	State Street Bank Corp.	7/12/2019	(890)
USD	99,970	CAD	131,886	BNP Paribas S.A.	7/12/2019	(765)
USD	3,475,909	CAD	4,677,199	Citibank N.A.	7/12/2019	(96,575)
USD	68,949,970	CAD	91,618,928	Merrill Lynch International	7/12/2019	(1,029,343)

5

MFS Utilities Series

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts - continued

Currency Purchased			Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
USD	6,158,810	CAD	8,287,540	Morgan Stanley Capital Services, Inc.	7/12/2019	$(171,282)
USD	11,041,216	EUR	9,847,000	BNP Paribas S.A.	7/12/2019	(165,258)
USD	5,257,491	EUR	4,640,985	Citibank N.A.	7/12/2019	(24,228)
USD	66,602,883	EUR	58,647,884	Deutsche Bank AG	9/17/2019	(488,285)
USD	68,016,848	EUR	59,824,484	JPMorgan Chase Bank N.A.	7/12/2019	(66,985)
USD	950,241	GBP	748,664	BNP Paribas S.A.	7/12/2019	(1,010)
USD	3,256,487	GBP	2,567,249	Citibank N.A.	7/12/2019	(5,457)
USD	559,356	GBP	441,904	Merrill Lynch International	7/12/2019	(2,127)
USD	321,507	GBP	254,391	Morgan Stanley Capital Services, Inc.	7/12/2019	(1,723)
USD	1,242,868	SEK	11,807,399	Citibank N.A.	7/12/2019	(29,611)

						$(2,093,968)

At June 30, 2019, the fund had cash collateral of $860,000 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.

See Notes to Financial Statements

6

MFS Utilities Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/19

Assets
Investments in unaffiliated issuers, at value (identified cost, $1,037,168,276)	$1,305,439,929
Investments in affiliated issuers, at value (identified cost, $35,061,786)	35,068,642
Cash	22,351
Restricted cash for
Forward foreign currency exchange contracts	860,000
Receivables for
Forward foreign currency exchange contracts	1,046,897
Investments sold	5,216,805
Fund shares sold	132,626
Dividends	2,872,556
Other assets	2,413
Total assets	$1,350,662,219

Liabilities
Payables for
Forward foreign currency exchange contracts	$2,093,968
Investments purchased	3,735,772
Fund shares reacquired	1,303,707
Payable to affiliates
Investment adviser	106,429
Administrative services fee	2,064
Shareholder servicing costs	1,415
Distribution and/or service fees	21,756
Payable for independent Trustees’ compensation	15
Deferred country tax expense payable	432,581
Accrued expenses and other liabilities	295,994
Total liabilities	$7,993,701
Net assets	$1,342,668,518

Net assets consist of
Paid-in capital	$992,209,954
Total distributable earnings (loss)	350,458,564
Net assets	$1,342,668,518
Shares of beneficial interest outstanding	39,859,453

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$543,108,872	15,941,844	$34.07
Service Class	799,559,646	23,917,609	33.43

See Notes to Financial Statements

7

MFS Utilities Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/19

Net investment income (loss)
Income
Dividends	$24,362,495
Dividends from affiliated issuers	439,775
Other	60,993
Income on securities loaned	2,275
Foreign taxes withheld	(1,205,998)
Total investment income	$23,659,540
Expenses
Management fee	$4,782,228
Distribution and/or service fees	965,500
Shareholder servicing costs	19,421
Administrative services fee	96,016
Independent Trustees’ compensation	15,577
Custodian fee	89,365
Shareholder communications	64,433
Audit and tax fees	33,375
Legal fees	6,572
Miscellaneous	23,183
Total expenses	$6,095,670
Reduction of expenses by investment adviser	(62,593)
Net expenses	$6,033,077
Net investment income (loss)	$17,626,463

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$148,909
Affiliated issuers	2,263
Forward foreign currency exchange contracts	6,117,260
Foreign currency	60,292
Net realized gain (loss)	$6,328,724
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $360,464 increase in deferred country tax)	$170,956,878
Affiliated issuers	6,818
Forward foreign currency exchange contracts	(5,125,970)
Translation of assets and liabilities in foreign currencies	642
Net unrealized gain (loss)	$165,838,368
Net realized and unrealized gain (loss)	$172,167,092
Change in net assets from operations	$189,793,555

See Notes to Financial Statements

8

MFS Utilities Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/19	Year ended 12/31/18
	(unaudited)
Change in net assets

From operations
Net investment income (loss)	$17,626,463	$41,660,202
Net realized gain (loss)	6,328,724	61,480,364
Net unrealized gain (loss)	165,838,368	(82,273,229)
Change in net assets from operations	$189,793,555	$20,867,337
Total distributions to shareholders	$—	$(19,792,653)
Change in net assets from fund share transactions	$(67,255,792)	$(363,898,666)
Total change in net assets	$122,537,763	$(362,823,982)

Net assets
At beginning of period	1,220,130,755	1,582,954,737
At end of period	$1,342,668,518	$1,220,130,755

See Notes to Financial Statements

9

MFS Utilities Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/19		Year ended
			12/31/18	12/31/17	12/31/16		12/31/15	12/31/14

	(unaudited)

Net asset value, beginning of period	$29.38		$29.50	$26.81	$25.56		$33.97	$31.88

Income (loss) from investment operations
Net investment income (loss) (d)	$0.46		$0.89	$0.81	$1.06	(c)	$0.81	$0.99
Net realized and unrealized gain (loss)	4.23		(0.56)	3.17	1.91		(5.56)	3.13
Total from investment operations	$4.69		$0.33	$3.98	$2.97		$(4.75)	$4.12

Less distributions declared to shareholders
From net investment income	$—		$(0.33)	$(1.29)	$(1.08)		$(1.38)	$(0.74)
From net realized gain	—		(0.12)	—	(0.64)		(2.28)	(1.29)
Total distributions declared to shareholders	$—		$(0.45)	$(1.29)	$(1.72)		$(3.66)	$(2.03)
Net asset value, end of period (x)	$34.07		$29.38	$29.50	$26.81		$25.56	$33.97
Total return (%) (k)(r)(s)(x)	15.96	(n)	1.06	14.83	11.47	(c)	(14.54)	12.77

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79	(a)	0.78	0.80	0.77	(c)	0.79	0.79
Expenses after expense reductions (f)	0.78	(a)	0.78	0.79	0.77	(c)	0.78	0.78
Net investment income (loss)	2.87	(a)	2.98	2.78	3.89	(c)	2.59	2.87
Portfolio turnover	16	(n)	27	27	33		42	53
Net assets at end of period (000 omitted)	$543,109		$492,930	$561,744	$556,607		$561,517	$754,927

Service Class	Six months ended 6/30/19		Year ended
			12/31/18	12/31/17	12/31/16		12/31/15	12/31/14

	(unaudited)

Net asset value, beginning of period	$28.86		$28.98	$26.37	$25.15		$33.48	$31.47

Income (loss) from investment operations
Net investment income (loss) (d)	$0.41		$0.81	$0.73	$0.97	(c)	$0.72	$0.92
Net realized and unrealized gain (loss)	4.16		(0.56)	3.09	1.90		(5.47)	3.05
Total from investment operations	$4.57		$0.25	$3.82	$2.87		$(4.75)	$3.97

Less distributions declared to shareholders
From net investment income	$—		$(0.25)	$(1.21)	$(1.01)		$(1.30)	$(0.67)
From net realized gain	—		(0.12)	—	(0.64)		(2.28)	(1.29)
Total distributions declared to shareholders	$—		$(0.37)	$(1.21)	$(1.65)		$(3.58)	$(1.96)
Net asset value, end of period (x)	$33.43		$28.86	$28.98	$26.37		$25.15	$33.48
Total return (%) (k)(r)(s)(x)	15.84	(n)	0.81	14.49	11.24	(c)	(14.76)	12.47

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04	(a)	1.04	1.05	1.02	(c)	1.04	1.04
Expenses after expense reductions (f)	1.03	(a)	1.03	1.04	1.02	(c)	1.03	1.03
Net investment income (loss)	2.62	(a)	2.76	2.53	3.64	(c)	2.34	2.71
Portfolio turnover	16	(n)	27	27	33		42	53
Net assets at end of period (000 omitted)	$799,560		$727,201	$1,021,211	$998,836		$967,824	$1,252,327

See Notes to Financial Statements

10

MFS Utilities Series

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS Utilities Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Utilities Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the utility industry. Issuers in a single industry can react similarly to market, currency, political, economic, regulatory, geopolitical, and other conditions. The value of stocks in the utilities sector can be very volatile due to supply and/or demand for services or fuel, financing costs, conservation efforts, the negative impact of regulation, and other factors. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities

12

MFS Utilities Series

Notes to Financial Statements (unaudited) – continued

in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$1,305,439,929	$—	$—	$1,305,439,929
Mutual Funds	35,068,642	—	—	35,068,642
Total	$1,340,508,571	$—	$—	$1,340,508,571

Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$1,046,897	$—	$1,046,897
Forward Foreign Currency Exchange Contracts – Liabilities	—	(2,093,968)	—	(2,093,968)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were forward foreign currency exchange contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2019 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$1,046,897	$(2,093,968)

13

MFS Utilities Series

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2019 as reported in the Statement of Operations:

Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange Equity	$6,177,260

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2019 as reported in the Statement of Operations:

Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$(5,125,970)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

14

MFS Utilities Series

Notes to Financial Statements (unaudited) – continued

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2019, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals, derivative transactions, redemptions in-kind, partnership adjustments, and certain preferred stock treated as debt for tax purposes.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/18
Ordinary income (including any short-term capital gains)	$19,792,653

15

MFS Utilities Series

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/19

Cost of investments	$1,019,040,375
Gross appreciation	373,103,700
Gross depreciation	(51,635,504)
Net unrealized appreciation (depreciation)	$321,468,196

As of 12/31/18

Undistributed ordinary income	61,265,981
Capital loss carryforwards	(8,316,113)
Other temporary differences	(42,356,780)
Net unrealized appreciation (depreciation)	150,071,921

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2018, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(622,991)
Long-Term	(7,693,122)
Total	$(8,316,113)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain

	Six months ended 6/30/19	Year ended 12/31/18	Six months ended 6/30/19	Year ended 12/31/18
Initial Class	$—	$5,807,897	$—	$2,016,534
Service Class	—	8,213,359	—	3,754,863
Total	$—	$14,021,256	$—	$5,771,397

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.75%
In excess of $1 billion and up to $3 billion	0.70%
In excess of $3 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2019, this management fee reduction amounted to $62,593, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2019 was equivalent to an annual effective rate of 0.73% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

16

MFS Utilities Series

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2019, the fee was $17,771, which equated to 0.0027% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2019, these costs amounted to $1,650.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2019 was equivalent to an annual effective rate of 0.0148% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) had entered into a service agreement (the ISO Agreement) which provided for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino served as the ISO and was an officer of the funds and the sole member of Tarantino LLC. Effective June 30, 2019, Mr. Tarantino retired from his position as ISO for the funds, and the ISO Agreement was terminated. For the six months ended June 30, 2019, the fee paid by the fund under this agreement was $1,578 and is included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2019, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $675,328 and $1,477,427, respectively. The sales transactions resulted in net realized gains (losses) of $950,592.

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2019, this reimbursement amounted to $43,461, which is included in “Other” income in the Statement of Operations.

(4)	Portfolio Securities

For the six months ended June 30, 2019, purchases and sales of investments, other than short-term obligations, aggregated $203,795,659 and $248,973,655, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/19		Year ended 12/31/18

	Shares	Amount	Shares	Amount
Shares sold
Initial Class	272,362	$8,927,743	429,050	$12,756,598
Service Class	846,963	27,052,028	1,975,414	57,690,212
	1,119,325	$35,979,771	2,404,464	$70,446,810
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	256,371	$7,824,431
Service Class	—	—	398,808	11,968,222
	—	$—	655,179	$19,792,653

Shares reacquired
Initial Class	(1,109,785)	$(35,745,425)	(2,951,323)	$(87,750,125)
Service Class	(2,124,740)	(67,490,138)	(12,415,527)	(366,388,004)
	(3,234,525)	$(103,235,563)	(15,366,850)	$(454,138,129)

17

MFS Utilities Series

Notes to Financial Statements (unaudited) – continued

	Six months ended 6/30/19		Year ended 12/31/18

	Shares	Amount	Shares	Amount

Net change
Initial Class	(837,423)	$(26,817,682)	(2,265,902)	$(67,169,096)
Service Class	(1,277,777)	(40,438,110)	(10,041,305)	(296,729,570)
	(2,115,200)	$(67,255,792)	(12,307,207)	$(363,898,666)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2019, the fund’s commitment fee and interest expense were $3,923 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$36,148,022	$123,662,823	$124,751,284	$2,263	$6,818	$35,068,642

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$439,775	$—

18

MFS Utilities Series

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/vit1 by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/vit1 by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

19

Semiannual Report

June 30, 2019

MFS® Value Series

MFS® Variable Insurance Trust

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the insurance company that offers your contract may determine that it will no longer send you paper copies of the fund’s annual and semiannual shareholder reports unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site (insurancefunds.mfs.com or other Web site of which you will be notified), and the insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company or financial intermediary.

If you already elected to receive shareholder reports by email, you will not be affected by this change and you need not take any action. If your insurance company or financial intermediary offers electronic delivery, you may elect to receive shareholder reports and other communications from the insurance company or financial intermediary by email by following the instructions provided by the insurance company or financial intermediary.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge from the insurance company or financial intermediary. You can inform the insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your insurance company or financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your insurance company or financial intermediary.

VLU-SEM

MFS® Value Series

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Value Series

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Slowing global growth, low inflation, and increasing trade friction between the United States and China have been hallmarks of the past 12 months. After experiencing an uptick in market volatility in late 2018, markets steadied during the first half of 2019, thanks in large measure to the adoption of a dovish policy stance on the part of global central banks, who have largely abandoned efforts to normalize interest rates and have instead focused on supporting economic growth. Trade tensions remain high as the U.S. has ratcheted up tariffs on Chinese imports and China has retaliated. A truce of sorts was reached midyear, but significant challenges continue to confront negotiators, and it is not known whether a comprehensive agreement can be reached.

With Boris Johnson replacing Theresa May as Britain’s prime minister, uncertainty over Brexit remains high. Johnson has adopted a more combative stance than his predecessor toward the European Union, increasing concerns that there will be a “hard” Brexit.

Markets expect that the longest economic expansion in U.S. history will continue for the time being, albeit at a slower pace. Nevertheless, slower growth and low inflation have spurred the U.S. Federal Reserve to take a more accommodative policy stance, prompting investors to anticipate several interest rate cuts in the coming year. The European Central Bank has adopted a similar position. The more accommodative environment has helped fuel a continued rise in global equities and has been broadly supportive of risk assets.

Since launching the first U.S. open-end mutual fund in 1924, MFS® has been committed to a single purpose: to create value by allocating capital responsibly for clients. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to uncover what we believe are the best investment opportunities in the market.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Value Series

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
JPMorgan Chase & Co.	4.5%
Johnson & Johnson	3.5%
Comcast Corp., “A”	2.9%
Accenture PLC, “A”	2.8%
Medtronic PLC	2.8%
Aon PLC	2.4%
Pfizer, Inc.	2.4%
Citigroup, Inc.	2.3%
Wells Fargo & Co.	2.1%
Honeywell International, Inc.	2.1%

GICS equity sectors (g)
Financials	29.1%
Health Care	17.3%
Industrials	17.2%
Information Technology	9.3%
Consumer Staples	8.6%
Utilities	5.3%
Communication Services	4.0%
Energy	4.0%
Materials	3.3%
Consumer Discretionary	1.3%
Real Estate	0.4%

(g)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2019.

The portfolio is actively managed and current holdings may be different.

2

MFS Value Series

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2019 through June 30, 2019

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2019 through June 30, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/19	Ending Account Value 6/30/19	Expenses Paid During Period (p) 1/01/19-6/30/19
Initial Class	Actual	0.72%	$1,000.00	$1,183.24	$3.90
	Hypothetical (h)	0.72%	$1,000.00	$1,021.22	$3.61
Service Class	Actual	0.97%	$1,000.00	$1,182.19	$5.25
	Hypothetical (h)	0.97%	$1,000.00	$1,019.98	$4.86

(h)	5% class return per year before expenses.

(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Notes to Expense Table

Changes to the fund’s fee arrangements will occur during the fund’s current fiscal year. Had these fee changes been in effect during the six month period, the annualized expense ratios, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 0.71%, $3.84, and $3.56 for Initial Class and 0.96%, $5.19, and $4.81 for Service Class, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

3

MFS Value Series

PORTFOLIO OF INVESTMENTS – 6/30/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.8%
Aerospace – 6.4%
Honeywell International, Inc.	265,407	$46,337,408
Lockheed Martin Corp.	66,527	24,185,226
Northrop Grumman Corp.	135,703	43,846,996
United Technologies Corp.	192,592	25,075,478

		$139,445,108

Alcoholic Beverages – 1.4%
Diageo PLC	686,940	$29,521,305

Apparel Manufacturers – 0.2%
Hanesbrands, Inc.	232,979	$4,011,898

Automotive – 1.1%
Aptiv PLC	221,405	$17,896,166
Harley-Davidson, Inc.	66,278	2,374,741
Lear Corp.	30,568	4,257,205

		$24,528,112

Broadcasting – 0.6%
Omnicom Group, Inc.	163,207	$13,374,814

Brokerage & Asset Managers – 2.6%
BlackRock, Inc.	45,385	$21,299,180
NASDAQ, Inc.	257,957	24,807,725
T. Rowe Price Group, Inc.	96,243	10,558,820

		$56,665,725

Business Services – 7.3%
Accenture PLC, “A”	331,739	$61,295,415
Amdocs Ltd.	76,858	4,772,113
Cognizant Technology Solutions Corp., “A”	146,409	9,280,867
DXC Technology Co.	130,377	7,190,292
Equifax, Inc.	141,791	19,175,815
Fidelity National Information Services, Inc.	224,911	27,592,081
Fiserv, Inc. (a)	309,182	28,185,031

		$157,491,614

Cable TV – 2.9%
Comcast Corp., “A”	1,492,404	$63,098,841

Chemicals – 2.9%
3M Co.	118,760	$20,585,858
PPG Industries, Inc.	355,963	41,544,442

		$62,130,300

Construction – 2.1%
Sherwin-Williams Co.	45,635	$20,914,064
Stanley Black & Decker, Inc.	162,983	23,568,972

		$44,483,036

Consumer Products – 1.2%
Colgate-Palmolive Co.	63,759	$4,569,608
Kimberly-Clark Corp.	57,736	7,695,054

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Consumer Products – continued
Procter & Gamble Co.	41,445	$4,544,444
Reckitt Benckiser Group PLC	122,708	9,683,459

		$26,492,565

Electrical Equipment – 1.7%
HD Supply Holdings, Inc. (a)	103,842	$4,182,756
Johnson Controls International PLC	806,537	33,318,043

		$37,500,799

Electronics – 2.9%
Analog Devices, Inc.	153,040	$17,273,625
Texas Instruments, Inc.	396,931	45,551,801

		$62,825,426

Energy – Independent – 1.2%
EOG Resources, Inc.	162,163	$15,107,105
Occidental Petroleum Corp.	120,463	6,056,880
Pioneer Natural Resources Co.	36,305	5,585,887

		$26,749,872

Energy – Integrated – 1.6%
Chevron Corp.	152,012	$18,916,373
Exxon Mobil Corp.	219,832	16,845,726

		$35,762,099

Food & Beverages – 4.1%
Archer Daniels Midland Co.	288,090	$11,754,072
Danone S.A.	124,771	10,569,846
General Mills, Inc.	145,060	7,618,551
J.M. Smucker Co.	75,569	8,704,793
Nestle S.A.	363,701	37,651,734
PepsiCo, Inc.	91,621	12,014,262

		$88,313,258

Health Maintenance Organizations – 1.6%
Cigna Corp.	217,854	$34,322,898

Insurance – 7.9%
Aon PLC	265,686	$51,272,084
Chubb Ltd.	293,376	43,211,351
Marsh & McLennan Cos., Inc.	130,745	13,041,814
MetLife, Inc.	361,944	17,977,758
Travelers Cos., Inc.	303,009	45,305,906

		$170,808,913

Machinery & Tools – 3.8%
Eaton Corp. PLC	302,395	$25,183,455
Illinois Tool Works, Inc.	223,938	33,772,090
Ingersoll-Rand Co. PLC, “A”	183,427	23,234,698

		$82,190,243

Major Banks – 11.1%
Bank of New York Mellon Corp.	403,046	$17,794,481
Goldman Sachs Group, Inc.	171,170	35,021,382

4

MFS Value Series

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Major Banks – continued
JPMorgan Chase & Co.	876,423	$97,984,092
PNC Financial Services Group, Inc.	219,313	30,107,289
State Street Corp.	249,056	13,962,079
Wells Fargo & Co.	981,129	46,427,024

		$241,296,347

Medical & Health Technology & Services – 0.7%
McKesson Corp.	113,294	$15,225,581

Medical Equipment – 7.4%
Abbott Laboratories	350,042	$29,438,532
Danaher Corp.	278,797	39,845,667
Medtronic PLC	614,360	59,832,521
Thermo Fisher Scientific, Inc.	103,731	30,463,720

		$159,580,440

Oil Services – 1.1%
Schlumberger Ltd.	576,474	$22,909,077

Other Banks & Diversified Financials – 6.6%
American Express Co.	142,619	$17,604,889
BB&T Corp.	628,904	30,898,054
Citigroup, Inc.	702,973	49,229,199
U.S. Bancorp	870,907	45,635,527

		$143,367,669

Pharmaceuticals – 7.7%
Johnson & Johnson	546,032	$76,051,337
Merck & Co., Inc.	291,629	24,453,092
Novartis AG	59,387	5,426,470
Pfizer, Inc.	1,178,966	51,072,807
Roche Holding AG	33,525	9,432,126

		$166,435,832

Printing & Publishing – 0.8%
Moody’s Corp.	91,376	$17,846,647

Railroad & Shipping – 1.9%
Canadian National Railway Co.	143,888	$13,306,762
Union Pacific Corp.	169,066	28,590,751

		$41,897,513

Real Estate – 0.4%
Public Storage, Inc., REIT	37,104	$8,837,060

Specialty Chemicals – 0.4%
Corteva, Inc.	92,888	$2,746,698
DuPont de Nemours, Inc.	92,888	6,973,102

		$9,719,800

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Telephone Services – 0.5%
Verizon Communications, Inc.	181,612	$10,375,494

Tobacco – 2.0%
Altria Group, Inc.	217,530	$10,300,045
Philip Morris International, Inc.	413,164	32,445,769

		$42,745,814

Trucking – 0.4%
United Parcel Service, Inc., “B”	72,689	$7,506,593

Utilities – Electric Power – 5.3%
Duke Energy Corp.	487,084	$42,980,292
FirstEnergy Corp.	580,726	24,860,880
Southern Co.	643,943	35,597,169
Xcel Energy, Inc.	178,912	10,643,475

		$114,081,816

Total Common Stocks (Identified Cost, $1,202,378,509)		$2,161,542,509

INVESTMENT COMPANIES (h) – 0.2%
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 2.42% (v) (Identified Cost, $3,564,515)	3,564,866	$3,565,222

OTHER ASSETS, LESS LIABILITIES – 0.0%		1,808,316

NET ASSETS – 100.0%		$2,166,916,047

(a)	Non-income producing security.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $3,565,222 and $2,161,542,509, respectively.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

REIT	Real Estate Investment Trust

See Notes to Financial Statements

5

MFS Value Series

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/19

Assets
Investments in unaffiliated issuers, at value (identified cost, $1,202,378,509)	$2,161,542,509
Investments in affiliated issuers, at value (identified cost, $3,564,515)	3,565,222
Cash	149,063
Receivables for
Fund shares sold	1,022,047
Dividends	3,565,007
Other assets	3,813
Total assets	$2,169,847,661

Liabilities
Payables for
Fund shares reacquired	$2,476,354
Payable to affiliates
Investment adviser	161,796
Administrative services fee	3,252
Shareholder servicing costs	934
Distribution and/or service fees	34,004
Payable for independent Trustees’ compensation	10
Accrued expenses and other liabilities	255,264
Total liabilities	$2,931,614
Net assets	$2,166,916,047

Net assets consist of
Paid-in capital	$1,005,088,163
Total distributable earnings (loss)	1,161,827,884
Net assets	$2,166,916,047
Shares of beneficial interest outstanding	107,121,186

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$914,553,423	44,671,641	$20.47
Service Class	1,252,362,624	62,449,545	20.05

See Notes to Financial Statements

6

MFS Value Series

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/19

Net investment income (loss)
Income
Dividends	$26,687,707
Dividends from affiliated issuers	245,248
Other	25,219
Foreign taxes withheld	(267,030)
Total investment income	$26,691,144
Expenses
Management fee	$7,339,227
Distribution and/or service fees	1,520,228
Shareholder servicing costs	19,551
Administrative services fee	152,680
Independent Trustees’ compensation	21,341
Custodian fee	56,582
Shareholder communications	68,691
Audit and tax fees	28,801
Legal fees	9,743
Miscellaneous	30,556
Total expenses	$9,247,400
Reduction of expenses by investment adviser	(101,635)
Net expenses	$9,145,765
Net investment income (loss)	$17,545,379

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$56,599,660
Affiliated issuers	1,976
Foreign currency	(12,775)
Net realized gain (loss)	$56,588,861
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$277,038,188
Affiliated issuers	707
Translation of assets and liabilities in foreign currencies	11,855
Net unrealized gain (loss)	$277,050,750
Net realized and unrealized gain (loss)	$333,639,611
Change in net assets from operations	$351,184,990

See Notes to Financial Statements

7

MFS Value Series

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/19	Year ended 12/31/18
	(unaudited)
Change in net assets

From operations
Net investment income (loss)	$17,545,379	$42,329,620
Net realized gain (loss)	56,588,861	96,194,739
Net unrealized gain (loss)	277,050,750	(358,627,489)
Change in net assets from operations	$351,184,990	$(220,103,130)
Total distributions to shareholders	$—	$(183,683,470)
Change in net assets from fund share transactions	$(135,861,621)	$(39,789,597)
Total change in net assets	$215,323,369	$(443,576,197)

Net assets
At beginning of period	1,951,592,678	2,395,168,875
At end of period	$2,166,916,047	$1,951,592,678

See Notes to Financial Statements

8

MFS Value Series

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/19		Year ended
			12/31/18	12/31/17	12/31/16		12/31/15	12/31/14

	(unaudited)

Net asset value, beginning of period	$17.30		$20.92	$18.90	$18.39		$20.34	$19.28

Income (loss) from investment operations
Net investment income (loss) (d)	$0.17		$0.41	$0.30	$0.38	(c)	$0.40	$0.44
Net realized and unrealized gain (loss)	3.00		(2.32)	2.93	2.16		(0.67)	1.55
Total from investment operations	$3.17		$(1.91)	$3.23	$2.54		$(0.27)	$1.99

Less distributions declared to shareholders
From net investment income	$—		$(0.32)	$(0.40)	$(0.42)		$(0.48)	$(0.31)
From net realized gain	—		(1.39)	(0.81)	(1.61)		(1.20)	(0.62)
Total distributions declared to shareholders	$—		$(1.71)	$(1.21)	$(2.03)		$(1.68)	$(0.93)
Net asset value, end of period (x)	$20.47		$17.30	$20.92	$18.90		$18.39	$20.34
Total return (%) (k)(r)(s)(x)	18.32	(n)	(10.09)	17.65	14.09	(c)	(0.74)	10.51

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.73	(a)	0.73	0.74	0.73	(c)	0.73	0.73
Expenses after expense reductions (f)	0.72	(a)	0.72	0.73	0.72	(c)	0.73	0.72
Net investment income (loss)	1.81	(a)	2.02	1.51	2.02	(c)	2.00	2.23
Portfolio turnover	8	(n)	8	10	15		13	13
Net assets at end of period (000 omitted)	$914,553		$823,744	$996,794	$968,078		$964,811	$1,118,647

Service Class	Six months ended 6/30/19		Year ended
			12/31/18	12/31/17	12/31/16		12/31/15	12/31/14

	(unaudited)

Net asset value, beginning of period	$16.96		$20.55	$18.59	$18.12		$20.05	$19.03

Income (loss) from investment operations
Net investment income (loss) (d)	$0.15		$0.35	$0.25	$0.33	(c)	$0.34	$0.38
Net realized and unrealized gain (loss)	2.94		(2.28)	2.87	2.11		(0.65)	1.52
Total from investment operations	$3.09		$(1.93)	$3.12	$2.44		$(0.31)	$1.90

Less distributions declared to shareholders
From net investment income	$—		$(0.27)	$(0.35)	$(0.36)		$(0.42)	$(0.26)
From net realized gain	—		(1.39)	(0.81)	(1.61)		(1.20)	(0.62)
Total distributions declared to shareholders	$—		$(1.66)	$(1.16)	$(1.97)		$(1.62)	$(0.88)
Net asset value, end of period (x)	$20.05		$16.96	$20.55	$18.59		$18.12	$20.05
Total return (%) (k)(r)(s)(x)	18.22	(n)	(10.36)	17.35	13.78	(c)	(0.93)	10.20

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98	(a)	0.98	0.99	0.98	(c)	0.98	0.98
Expenses after expense reductions (f)	0.97	(a)	0.97	0.98	0.97	(c)	0.98	0.97
Net investment income (loss)	1.56	(a)	1.77	1.26	1.78	(c)	1.76	1.99
Portfolio turnover	8	(n)	8	10	15		13	13
Net assets at end of period (000 omitted)	$1,252,363		$1,127,848	$1,398,374	$1,302,307		$1,167,754	$1,481,882

See Notes to Financial Statements

9

MFS Value Series

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS Value Series

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Value Series (the fund) is a diversified series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

11

MFS Value Series

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$2,161,542,509	$—	$—	$2,161,542,509
Mutual Funds	3,565,222	—	—	3,565,222
Total	$2,165,107,731	$—	$—	$2,165,107,731

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

12

MFS Value Series

Notes to Financial Statements (unaudited) – continued

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/18
Ordinary income (including any short-term capital gains)	$38,931,264
Long-term capital gains	144,752,206
Total distributions	$183,683,470

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/19

Cost of investments	$1,215,850,887
Gross appreciation	975,592,011
Gross depreciation	(26,335,167)
Net unrealized appreciation (depreciation)	$949,256,844

As of 12/31/18
Undistributed ordinary income	42,461,123
Undistributed long-term capital gain	95,964,643
Other temporary differences	(821)
Net unrealized appreciation (depreciation)	672,217,949

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain

	Six months ended 6/30/19	Year ended 12/31/18	Six months ended 6/30/19	Year ended 12/31/18
Initial Class	$—	$14,460,774	$—	$62,956,754
Service Class	—	17,119,442	—	89,146,500
Total	$—	$31,580,216	$—	$152,103,254

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.65%
In excess of $2.5 billion	0.60%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2019, this management fee reduction amounted to $101,635, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2019 was equivalent to an annual effective rate of 0.69% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.90% of average daily net assets for the Initial Class shares and 1.15% of average daily net assets for the Service Class shares. This written agreement will be terminated on July 31, 2019. For the six months ended June 30, 2019, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement. Effective August 1, 2019, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.71% of average daily net assets for the Initial Class shares and 0.96% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2021.

13

MFS Value Series

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2019, the fee was $18,539, which equated to 0.0018% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2019, these costs amounted to $1,012.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2019 was equivalent to an annual effective rate of 0.0145% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) had entered into a service agreement (the ISO Agreement) which provided for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino served as the ISO and was an officer of the funds and the sole member of Tarantino LLC. Effective June 30, 2019, Mr. Tarantino retired from his position as ISO for the funds, and the ISO Agreement was terminated. For the six months ended June 30, 2019, the fee paid by the fund under this agreement was $2,478 and is included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2019, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $110,068 and $195,298, respectively. The sales transactions resulted in net realized gains (losses) of $27,801.

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2019, this reimbursement amounted to $24,890, which is included in “Other” income in the Statement of Operations.

(4)	Portfolio Securities

For the six months ended June 30, 2019, purchases and sales of investments, other than short-term obligations, aggregated $172,349,260 and $250,280,212, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/19		Year ended 12/31/18

	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,411,659	$26,624,115	4,661,112	$90,066,477
Service Class	2,384,732	43,969,726	4,717,524	92,678,949
	3,796,391	$70,593,841	9,378,636	$182,745,426

14

MFS Value Series

Notes to Financial Statements (unaudited) – continued

	Six months ended 6/30/19		Year ended 12/31/18

	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	3,951,890	$77,417,528
Service Class	—	—	5,526,050	106,265,942
	—	$—	9,477,940	$183,683,470

Shares reacquired
Initial Class	(4,362,294)	$(84,466,824)	(8,629,565)	$(173,072,220)
Service Class	(6,418,110)	(121,988,638)	(11,801,477)	(233,146,273)
	(10,780,404)	$(206,455,462)	(20,431,042)	$(406,218,493)

Net change
Initial Class	(2,950,635)	$(57,842,709)	(16,563)	$(5,588,215)
Service Class	(4,033,378)	(78,018,912)	(1,557,903)	(34,201,382)
	(6,984,013)	$(135,861,621)	(1,574,466)	$(39,789,597)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 6%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2019, the fund’s commitment fee and interest expense were $6,294 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$36,749,270	$152,213,662	$185,400,393	$1,976	$707	$3,565,222

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$245,248	$—

15

MFS Value Series

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/vit1 by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/vit1 by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

16

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a) (1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS VARIABLE INSURANCE TRUST

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: August 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: August 16, 2019

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 16, 2019

*	Print name and title of each signing officer under his or her signature.